MASSMUTUAL SELECT FUNDS

This Prospectus describes the following Funds:

Fund Name	Class S	Class Y	Class L	Class A	Class N	Class Z
MassMutual Select PIMCO Total Return Fund	MSPSX	MSPHX	MSPLX	MSPGX	MSPNX	MSPZX
MassMutual Select Strategic Bond Fund	MBSSX	MBSYX	MSBLX	MSBAX	MSBNX
MassMutual Select Strategic Balanced Fund	MSTSX	MSTYX	MTSLX	MTSAX	MTSNX
MassMutual Select BlackRock Global Allocation Fund (formerly known as MassMutual Select Global Allocation Fund)	MGSSX	MGSYX	MGSLX	MGJAX
MassMutual Select Diversified Value Fund	MDVSX	MDVYX	MDDLX	MDDAX	MDVNX
MassMutual Select Fundamental Value Fund	MVUSX	MFUYX	MFULX	MFUAX	MFUNX	MFUZX
MassMutual Select Value Equity Fund	MVESX	MVEYX	MMVLX	MMVAX	MMVNX
MassMutual Select Large Cap Value Fund	MLVSX	MMLYX	MLVLX	MMLAX	MLVNX
MassMutual Select Indexed Equity Fund	MMIEX	MIEYX	MMILX	MIEAX	MMINX	MIEZX
MassMutual Select Core Opportunities Fund	MMOSX	MMOYX	MMOLX	MMTAX	MMONX
MassMutual Select Blue Chip Growth Fund	MBCSX	MBCYX	MBCLX	MBCGX	MBCNX
MassMutual Select Large Cap Growth Fund	MLGSX	MLGYX	MLGLX	MLGAX
MassMutual Select Growth Opportunities Fund (formerly known as MassMutual Select Aggressive Growth Fund)	MGRSX	MAGYX	MAGLX	MMAAX	MMANX
MassMutual Select NASDAQ-100® Fund	MOTCX	MOTYX	MOTLX	MOTAX	MOTNX
MassMutual Select Focused Value Fund	MFVSX	MMFYX	MMFVX	MFVAX	MFVNX	MFVZX
MassMutual Select Mid-Cap Value Fund	MLUSX	MLUYX	MLULX	MLUAX	MLUNX
MassMutual Select Small Cap Value Equity Fund	MMQSX	MMQYX	MMQLX	MMQAX	MMQNX
MassMutual Select Small Company Value Fund	MSVSX	MMVYX	MMYLX	MMYAX	MSVNX	MSVZX
MassMutual Select Mid Cap Growth Equity Fund	MCGSX	MCGYX	MMGLX	MMMAX	MMGNX
MassMutual Select Mid Cap Growth Equity II Fund	MGRFX	MEFYX	MMELX	MEFAX	MEFNX	MEFZX
MassMutual Select Small Cap Growth Equity Fund	MSGSX	MSCYX	MSGLX	MMGEX	MSGNX	MSGZX
MassMutual Select Small Company Growth Fund	MSCSX	MMCYX	MMCLX	MRWAX	MMCNX
MassMutual Select Diversified International Fund	MMZSX	MMZYX	MMZLX	MMZAX	MMZNX
MassMutual Select Overseas Fund	MOSSX	MOSYX	MOSLX	MOSAX	MOSNX	MOSZX
MassMutual Select Destination Retirement Income Fund	MDRSX	MDRYX	MDRLX	MRDAX	MDRNX
MassMutual Select Destination Retirement 2010 Fund	MRXSX	MRXYX	MRXLX	MRXAX	MRXNX
MassMutual Select Destination Retirement 2015 Fund	MMJSX	MMJYX	MMJLX	MMJAX
MassMutual Select Destination Retirement 2020 Fund	MRTSX	MRTYX	MRTLX	MRTAX	MRTNX
MassMutual Select Destination Retirement 2025 Fund	MMISX	MMIYX	MMLIX	MMSDX
MassMutual Select Destination Retirement 2030 Fund	MRYSX	MRYYX	MYRLX	MRYAX	MRYNX
MassMutual Select Destination Retirement 2035 Fund	MMXSX	MMXYX	MMXLX	MMXAX
MassMutual Select Destination Retirement 2040 Fund	MFRSX	MRFYX	MRFLX	MRFAX	MFRNX
MassMutual Select Destination Retirement 2045 Fund	MMKSX	MMKYX	MMKLX	MMKAX
MassMutual Select Destination Retirement 2050 Fund	MMTSX	MMRYX	MMRLX	MMARX	MMRNX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

April 1, 2011

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MassMutual Select PIMCO Total Return Fund

INVESTMENT OBJECTIVE

This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.35%	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.07%	.22%	.34%	.42%	.27%	.27%
Total Annual Fund Operating Expenses	.42%	.57%	.69%	.77%	.87%	1.12%
(1)	Other expenses are estimated for the current fiscal year of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$43	$135	$235	$530
Class S	$58	$183	$318	$714
Class Y	$70	$221	$384	$859
Class L	$79	$246	$428	$954
Class A	$560	$739	$934	$1,497
Class N	$214	$356	$617	$1,363

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period July 6, 2010 (commencement of operations) through December 31, 2010, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income securities and other debt instruments of domestic and foreign entities. Fixed income

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securities include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including structured products and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income securities and reverse repurchase agreements on fixed income securities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities of these entities, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 15% of its total assets in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest up to 10% of its total assets in preferred stocks and convertible securities. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may sell securities short for hedging or investment purposes.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s, BBB or higher by Standard & Poor’s or Fitch, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 10% of the portfolio in below investment grade securities (“junk” or “high yield” bonds). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest in domestic and foreign issuer loans, which are business loans that generally are arranged through private negotiations between a borrower and several financial institutions, and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The Fund’s average portfolio duration is normally expected to be within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index, which as of January 31, 2011 was 4.78 years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

PIMCO employs an investment approach that attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments,

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corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Although PIMCO may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any of the factors described above or any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are

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subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage-and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The Fund began operations July 6, 2010. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

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MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager: William H. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Strategic Bond Fund

INVESTMENT OBJECTIVE

This Fund seeks a superior total rate of return by investing in fixed income instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.55%	.55%	.55%	.55%	.55%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.11%	.16%	.31%	.31%	.36%
Total Annual Fund Operating Expenses	.66%	.71%	.86%	1.11%	1.41%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$67	$211	$368	$822
Class Y	$73	$227	$395	$883
Class L	$88	$274	$477	$1,061
Class A	$583	$811	$1,058	$1,762
Class N	$244	$446	$771	$1,691

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$446	$771	$1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 267% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures

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contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 25% of the portfolio in below investment grade securities (“junk” or “high yield” bonds). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Western Asset Management Company (“Western Asset”), considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests. The Fund’s effective duration is normally expected to be between three and seven years. If the Fund’s effective duration falls outside of this range, the Fund will take action to bring it within its expected range within a reasonable period of time. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. Effective duration measures the price sensitivity of a bond with embedded options to changes in interest rates. It provides a more accurate measure of price volatility when, due to the embedded options, the cash flow characteristics of the bond change as interest rates shift.

Western Asset employs an opportunistic approach that seeks to capitalize on inefficiencies in fixed income markets to add incremental value to the Fund’s portfolio. Western Asset places significant emphasis on risk management, seeking to exceed returns of the Fund’s benchmark, while approximating benchmark risk. When making investment decisions, Western Asset focuses on sector allocation, issue selection, duration weighting and term structure, among other considerations. Western Asset generally will buy and sell securities for the Fund based on fundamental analysis and its opinion of value in each sector with the intent to minimize exposure to sectors that Western Asset believes are fully valued or overvalued and to allocate capital to sectors that Western Asset believes are undervalued. In seeking to meet its objective, the Fund emphasizes diversification, the use of multiple strategies and identification of long-term trends. The three key factors that determine the allocation decisions for the Fund are: Western Asset’s outlook for fundamental economic activity, its review of historical yield spreads for corporate debt versus Treasuries, and its evaluation of changes in credit quality and its impact on prices. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. Western Asset Management Company Limited (“Western Asset Limited”), an affiliate of Western Asset, has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset Limited will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors Western Asset Limited believes relevant.

Although Western Asset may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that

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doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and

–  12  –

unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	8.87%	Lowest Quarter:	3Q ’08,	-	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/04)
Class S	Return Before Taxes	10.51%	5.60%	4.93%

	Return After Taxes on Distributions	8.47%	3.42%	3.02%

	Return After Taxes on Distributions and Sale of Fund Shares	6.82%	3.49%	3.08%

Class Y	Return Before Taxes	10.46%	5.56%	4.88%
Class L	Return Before Taxes	10.34%	5.45%	4.79%
Class A	Return Before Taxes	4.78%	4.15%	3.68%
Class N	Return Before Taxes	8.70%	4.85%	4.20%
				Since 01/03/05
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.23%

–  13  –

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Western Asset Management Company

Western Asset Management Company Limited

Portfolio Managers:

Stephen A. Walsh is the Chief Investment Officer and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

S. Kenneth Leech is the Chief Investment Officer Emeritis and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Mark S. Lindbloom is a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Carl L. Eichstaedt is a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Michael C. Buchanan is the Head of Credit and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Keith J. Gardner is the Head of Developing Markets and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  14  –

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MassMutual Select Strategic Balanced Fund

INVESTMENT OBJECTIVE

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.60%	.60%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.36%	.41%	.56%	.56%	.61%
Total Annual Fund Operating Expenses	.96%	1.01%	1.16%	1.41%	1.71%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$98	$306	$531	$1,178
Class Y	$103	$322	$558	$1,236
Class L	$118	$368	$638	$1,409
Class A	$710	$996	$1,302	$2,169
Class N	$274	$539	$928	$2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$174	$539	$928	$2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 281% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests in a mix of equity securities and fixed income securities pursuant to a multi-managed approach under which two subadvisers independently manage different portions of the Fund’s assets. The Fund’s investment adviser, MassMutual, targets an allocation of 65% of the Fund’s assets to equity securities and 35% to fixed income securities; however, the allocation may fluctuate based on cash-flow activity and market conditions, among other factors, and MassMutual may change the allocation of the Fund’s assets between equity and fixed income securities from time to time. The Fund may invest up to 30% of its total assets in foreign securities. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. The Fund may hold a portion of its assets in cash or cash equivalents.

–  16  –

In managing the Fund’s equity component, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) invests in equity securities of U.S. and foreign companies, including companies in emerging markets, with a target sub-allocation of 70% to domestic equity securities and 30% to foreign securities. Equity securities in which the Fund invests typically include common stocks, exchange-traded funds and real estate investment trusts (“REITs”). J.P. Morgan generally focuses the domestic equity sub-component on equity securities of large-and medium-capitalization companies that it considers to be undervalued, and generally seeks to outperform the S&P 500® Index, while monitoring sector weightings relative to the index to limit volatility. In managing the international equity sub-component, J.P. Morgan seeks to identify what it believes to be the most attractive stocks within each global sector based on fundamental research into individual companies. J.P. Morgan generally buys and sells securities based on research and valuation rankings, as well as its assessment of other factors, including catalysts that could trigger change in a security’s price, potential reward compared to potential risk and temporary mispricings caused by market overreactions.

In managing the fixed income component, Western Asset Management Company (“Western Asset”) may invest in fixed income securities representing a wide variety of sectors, including government, corporate, mortgage-backed, asset-backed and cash equivalents, of both U.S. and foreign issuers (including emerging markets), which may be denominated in U.S. dollars or local currencies. Western Asset invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated determined by Western Asset to be of comparable quality), but may invest up to 25% of the fixed income component in below investment grade securities (“junk” or “high yield” bonds). In the event that a security is downgraded after its purchase by Western Asset, Western Asset may continue to hold the security if Western Asset considers that doing so would be consistent with the Fund’s investment objective. Its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset may also invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate, as well as loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. Certain fixed income securities in which Western Asset may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Western Asset may also acquire, and subsequently hold, warrants and other equity interests. Western Asset generally will buy and sell securities based on fundamental analysis and its opinion of value in each sector, with the intent to minimize exposure to sectors that it believes are fully valued or overvalued and generally will look to allocate capital to sectors that Western Asset believes are undervalued.

The subadvisers may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

–  17  –

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally

–  18  –

reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	14.91%	Lowest Quarter:	4Q ’08,	-	14.79%

–  19  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	12.13%	4.24%	4.40%

	Return After Taxes on Distributions	11.72%	3.12%	3.47%

	Return After Taxes on Distributions and Sale of Fund Shares	8.20%	3.16%	3.39%

Class Y	Return Before Taxes	12.09%	4.19%	4.34%
Class L	Return Before Taxes	11.97%	4.03%	4.19%
Class A	Return Before Taxes	5.35%	2.56%	3.06%
Class N	Return Before Taxes	10.33%	3.46%	3.62%
				Since 01/02/04
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	3.85%
MSCI® EAFE® Index (reflects no deduction for fees or expenses)		7.75%	2.46%	6.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.10%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)		11.90%	3.91%	4.80%
Custom Balanced Index(1) (reflects no deduction for fees, expenses or taxes)		12.13%	4.07%	4.66%
(1)	The Custom Balanced Index comprises the S&P 500, MSCI® EAFE® and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are 45%, 20% and 35%, respectively.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: J.P. Morgan Investment Management Inc.

Western Asset Management Company

Western Asset Management Company Limited

Portfolio Managers:

Thomas Luddy, CFA is a Managing Director and Portfolio Manager in the U.S. Equity Group at J.P. Morgan. He has managed the Fund since October 2008.

Susan Bao, CFA is a Managing Director and Portfolio Manager in the U.S. Equity Group at J.P. Morgan. She has managed the Fund since October 2008.

Jeroen Huysinga is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since October 2008.

Gerd Woort-Menker is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since October 2008.

Georgina Perceval Maxwell is a Managing Director and Portfolio Manager at J.P. Morgan. She has managed the Fund since October 2008.

Stephen A. Walsh is the Chief Investment Officer and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

S. Kenneth Leech is the Chief Investment Officer Emeritis and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Mark S. Lindbloom is a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since January 2005.

Carl L. Eichstaedt is a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

Michael C. Buchanan is the Head of Credit and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since April 2005.

–  20  –

Keith J. Gardner is the Head of Developing Markets and a Portfolio Manager at Western Asset and Western Asset Limited. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  21  –

MassMutual Select BlackRock Global Allocation Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(1)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.09%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.88%	.98%	1.13%	1.38%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$300	$528	$1,182
Class Y	$100	$331	$581	$1,298
Class L	$115	$378	$662	$1,469
Class A	$707	$1,005	$1,323	$2,224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights

–  22  –

and warrants. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or floating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, and loan participations. Debt securities in which the Fund invests will primarily be investment grade, meaning that they will be rated at least Baa by Moody’s or BBB by Standard & Poor’s, or if unrated will be considered by the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), to be of comparable quality. The Fund may invest up to 35% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), corporate loans and distressed securities. In the event that a security is downgraded after its purchase by BlackRock, BlackRock may continue to hold the security if BlackRock considers that doing so would be consistent with the Fund’s investment objective. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries and issuers and without geographic or market capitalization limits. BlackRock uses the Fund’s investment flexibility to create a portfolio of assets allocated between equity and debt securities. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in securities issued by trusts or other investment vehicles that hold direct investments in precious metals or other commodities as well as related derivative transactions. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

Although BlackRock may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s

–  23  –

willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

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Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund, if any, will expose the Fund to the risks associated with that entity’s investments, which will generally be the risks of commodities-related investments. The Select Cayman Fund will not be subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ‘10,	8.99%	Lowest Quarter:	2Q ‘10,	-	6.16%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/01/09)
Class S	Return Before Taxes	10.03%	8.24%

	Return After Taxes on Distributions	9.87%	8.10%

	Return After Taxes on Distributions and Sale of Fund Shares	6.72%	7.00%

Class Y	Return Before Taxes	9.93%	8.14%
Class L	Return Before Taxes	9.66%	7.89%
Class A	Return Before Taxes	3.16%	1.96%
Financial Times Stock Exchange (FTSE) World Index (reflects no deduction for fees, expenses or taxes)		12.73%	13.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	15.86%
Financial Times Stock Exchange (FTSE) World Index (ex-U.S.) Equities (reflects no deduction for fees, expenses or taxes)		10.91%	12.14%
Merrill Lynch Treasury Index GAO (reflects no deduction for fees, expenses or taxes)		6.76%	3.56%
Citigroup Non-USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)		5.21%	-0.78%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: BlackRock Investment Management, LLC

Portfolio Managers:

Dennis W. Stattman, CFA is a Managing Director at BlackRock. He has managed the Fund since its inception.

Dan Chamby, CFA is a Managing Director at BlackRock. He has managed the Fund since its inception.

Romualdo Roldan, PhD is a Managing Director at BlackRock. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Diversified Value Fund

INVESTMENT OBJECTIVE

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.10%	.20%	.31%	.35%	.41%
Total Annual Fund Operating Expenses	.60%	.70%	.81%	1.10%	1.41%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$192	$335	$750
Class Y	$72	$224	$390	$871
Class L	$83	$259	$450	$1,002
Class A	$681	$905	$1,146	$1,838
Class N	$244	$446	$771	$1,691

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$446	$771	$1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may invest in real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global Investment Management, LLC’s (“Brandywine Global”) strategy employs a disciplined

–  28  –

combination of quantitative and fundamental management as well as a stock elimination process. From a quantitatively derived universe of attractive large cap stocks with low valuations, Brandywine Global applies a fundamental investment approach which seeks to identify the stocks least likely to outperform and eliminates them from the portfolio. Brandywine Global’s investment process attempts to enhance its returns relative to a pure quantitative universe while still maintaining the consistent characteristics and diversification of that original universe. This diversification results in a relatively large number of holdings (typically greater than 150), which helps to reduce risk and control trading costs.

Brandywine Global utilizes a risk analysis and optimization system in conjunction with its portfolio management process and a common sense overview of sector and industry allocation to strive to maintain a portfolio that considers exposures and their risks in relation to the benchmark. While Brandywine Global does not attempt to match an index, it is aware of exposures relative to the Russell 1000® Value Index and makes efforts to manage the risk of exposures that differ from the benchmark while not impeding performance potential.

Brandywine Global generally deems eligible for sale any stock (i) which no longer maintains value characteristics including stocks whose Price-to-Earnings (P/E) or Price-to-Book (P/B) ratios are deemed expensive relative to the market, (ii) whose capitalization falls materially below the smallest stock Brandywine Global would purchase for the portfolio, or (iii) which exhibits any combination of the following characteristics: adverse stock price momentum, adverse share issuance, or deteriorating fundamentals. Brandywine Global may also make a sale based on a holding’s potential impact on the entire portfolio in an effort to lessen the potential risk from differences from the benchmark. In addition, situations may arise, such as tender offers or favorable prices, where Brandywine Global may sell a stock that does not meet these requirements.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets and growth prospects. Loomis Sayles’ investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery. Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles’ estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the portfolio’s holdings among various sectors of the economy.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

–  29  –

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	18.89%	Lowest Quarter:	4Q ’08,	-	21.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (10/15/04)
Class S	Return Before Taxes	12.56%	-0.92%	1.84%

	Return After Taxes on Distributions	12.24%	-1.48%	1.27%

	Return After Taxes on Distributions and Sale of Fund Shares	8.57%	-0.76%	1.59%

Class Y	Return Before Taxes	12.45%	-1.02%	1.74%
Class L	Return Before Taxes	12.35%	-1.13%	1.63%

–  30  –

		One Year	Five Years	Since Inception (10/15/04)
Class A	Return Before Taxes	5.52%	-2.59%	0.37%
Class N	Return Before Taxes	10.63%	-1.75%	0.99%
				Since 11/01/04
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.53%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Brandywine Global Investment Management, LLC

Loomis, Sayles & Company, L.P.

Portfolio Managers:

Joseph J. Kirby is a Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Henry F. Otto is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Steven M. Tonkovich is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Warren N. Koontz, Jr., CFA is a Vice President and Portfolio Manager at Loomis Sayles. He has managed the Fund since January 2010.

James L. Carroll, CFA is a Vice President and Portfolio Manager at Loomis Sayles. He has managed the Fund since January 2010.

Arthur Barry, CFA is a Vice President and Portfolio Manager at Loomis Sayles. He has managed the Fund since January 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  31  –

MassMutual Select Fundamental Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%(1)	.30%(2)	.34%(2)	.49%(2)	.49%(2)	.54%(2)
Total Annual Fund Operating Expenses	.75%	.95%	.99%	1.14%	1.39%	1.69%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.60%	.80%	.84%	.99%	1.24%	1.54%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$61	$225	$402	$916
Class S	$82	$288	$511	$1,153
Class Y	$86	$300	$532	$1,199
Class L	$101	$347	$613	$1,373
Class A	$694	$976	$1,278	$2,135
Class N	$257	$518	$904	$1,985

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$518	$904	$1,985

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

–  32  –

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Wellington Management believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up investment approach based on fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Based on its assessment of various company-specific factors, such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value, Wellington Management seeks to identify what it considers to be overlooked or misunderstood companies with sound fundamentals. Wellington Management generally focuses on what it believes are securities of viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at estimated below-average price-to-earnings multiples. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. Wellington Management may sell existing holdings as they approach their price targets.

Although Wellington Management may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

–  33  –

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’03,	17.18%	Lowest Quarter:	3Q ’02,	-	20.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/01)
Class S	Return Before Taxes	13.91%	4.17%	4.46%

	Return After Taxes on Distributions	13.65%	3.26%	3.80%

	Return After Taxes on Distributions and Sale of Fund Shares	9.30%	3.47%	3.77%

Class Y	Return Before Taxes	13.81%	4.11%	4.40%
Class L	Return Before Taxes	13.71%	3.97%	4.26%
Class A	Return Before Taxes	6.94%	2.48%	3.32%
Class N	Return Before Taxes	11.97%	3.37%	3.68%
				Since 01/02/02
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	4.29%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Wellington Management Company, LLP

Portfolio Manager: Karen H. Grimes, CFA is a Senior Vice President and Equity Portfolio Manager at Wellington Management. She has managed the Fund since March 2008.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

–  34  –

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  35  –

MassMutual Select Value Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.24%	.29%	.44%	.44%	.49%
Total Annual Fund Operating Expenses	.94%	.99%	1.14%	1.39%	1.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$96	$300	$520	$1,155
Class Y	$101	$315	$547	$1,213
Class L	$116	$362	$628	$1,386
Class A	$708	$990	$1,292	$2,148
Class N	$272	$533	$918	$1,998

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$172	$533	$918	$1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of companies that the Fund’s subadviser, Pyramis Global Advisors, LLC (“Pyramis”), believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential and cash flow, or in relation to securities of other companies in the same industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights and warrants. The Fund also may invest in exchange-traded funds. The Fund may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

–  36  –

In buying and selling securities for the Fund, Pyramis generally relies on fundamental analysis to identify companies that it believes are undervalued using traditional and other measures of value such as price/earnings (P/E), price/sales (P/S) or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that Pyramis believes should lead to improved pricing, companies whose earnings potential has increased or Pyramis believes is expected to increase more than generally perceived, and companies that have enjoyed recent market popularity but which Pyramis believes appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Although Pyramis may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

–  37  –

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	19.56%	Lowest Quarter:	4Q ’08,	-	21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (05/01/01)
Class S	Return Before Taxes	14.38%	0.32%	2.42%

	Return After Taxes on Distributions	14.06%	-1.19%	1.28%

	Return After Taxes on Distributions and Sale of Fund Shares	9.66%	-0.12%	1.77%

Class Y	Return Before Taxes	14.34%	0.30%	2.38%
Class L	Return Before Taxes	14.01%	0.14%	2.23%
Class A	Return Before Taxes	7.32%	-1.28%	1.36%
Class N	Return Before Taxes	12.43%	-0.41%	1.67%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.50%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Pyramis Global Advisors, LLC

Portfolio Manager: Ciaran O’Neill is a Portfolio Manager at Pyramis. He has managed the Fund since August 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

–  38  –

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  39  –

MassMutual Select Large Cap Value Fund

INVESTMENT OBJECTIVE

This Fund seeks both capital growth and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.12%	.21%	.36%	.36%	.41%
Total Annual Fund Operating Expenses	.77%	.86%	1.01%	1.26%	1.56%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$79	$246	$428	$954
Class Y	$88	$274	$477	$1,061
Class L	$103	$322	$558	$1,236
Class A	$696	$952	$1,227	$2,010
Class N	$259	$493	$850	$1,856

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$159	$493	$850	$1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Davis Selected Advisers, L.P. (“Davis”), believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size, invest in companies whose shares may be subject to controversy, and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities

–  40  –

convertible into common or preferred stock, rights and warrants. In the current market environment, Davis expects that current income will be low. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s investment strategy is to select companies for long-term investment. Davis uses fundamental research and quantitative and qualitative analysis to identify securities whose characteristics it believes foster the creation of long-term value and long-term business growth. Davis generally invests in securities that, in its view, possess a mix of traits that include: (i) first-class management (e.g., a proven track record, significant alignment of interest in business, intelligent application of capital); (ii) strong financial condition and satisfactory profitability (e.g., strong balance sheets, low cost structure/low debt, high returns on capital); and (iii) strategic positioning for the long-term (e.g., non-obsolescent products/industries, dominant position in a growing market, global presence and brand names). The Fund historically has invested a significant portion of its assets in the financial services sector. Davis may sell a security when, in its judgment, the market price is greater than its estimate of intrinsic value or the risk of owning the security makes it no longer attractive.

Although Davis may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

–  41  –

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	21.10%	Lowest Quarter:	4Q ’08,	-	25.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	13.08%	1.48%	2.47%

	Return After Taxes on Distributions	12.85%	1.05%	2.16%

	Return After Taxes on Distributions and Sale of Fund Shares	8.78%	1.25%	2.08%

Class Y	Return Before Taxes	12.98%	1.41%	2.38%
Class L	Return Before Taxes	12.81%	1.22%	2.21%
Class A	Return Before Taxes	6.02%	-0.21%	1.36%
Class N	Return Before Taxes	11.20%	0.69%	1.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Davis Selected Advisers, L.P.

Portfolio Managers:

Christopher C. Davis is a Portfolio Manager at Davis. He has managed the Fund since its inception.

Kenneth C. Feinberg is a Portfolio Manager at Davis. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

–  42  –

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  43  –

MassMutual Select Indexed Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.11%	.33%	.36%	.51%	.51%	.56%
Total Annual Fund Operating Expenses	.21%	.43%	.46%	.61%	.86%	1.16%
Fee Waiver	—	—	—	(.20%)	(.20%)	(.20%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.21%	.43%	.46%	.41%	.66%	.96%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .20% of the administrative and shareholder service fee for Class L, Class A and Class N of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$22	$68	$118	$268
Class S	$44	$138	$241	$542
Class Y	$47	$148	$258	$579
Class L	$42	$175	$320	$743
Class A	$639	$815	$1,006	$1,557
Class N	$198	$349	$619	$1,391

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$98	$349	$619	$1,391

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

–  44  –

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index1 (“Index”). The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of January 31, 2011, the market capitalization range of companies included in the Index was $1.54 billion to $401.70 billion.

The Fund typically attempts to hold each of the stocks included in the Index in approximately the same weightings as in the Index. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), uses a process known as “optimization,” a statistical sampling technique, to invest in a statistically selected sample of the securities found in the Index instead of buying every stock in the Index. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. The Fund may also invest in index futures in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. In addition, NTI’s use of optimization techniques may result in variance between the Fund’s performance and the Index’s returns. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how

1 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

–  45  –

the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	15.92%	Lowest Quarter:	4Q ‘08,	-	22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (05/01/01)
Class Z	Return Before Taxes	14.93%	2.11%	1.82%
				Ten Years
Class S	Return Before Taxes	14.57%	1.88%	0.98%

	Return After Taxes on Distributions	14.30%	1.61%	0.72%

	Return After Taxes on Distributions and Sale of Fund Shares	9.79%	1.58%	0.77%

Class Y		14.56%	1.84%	0.95%
Class L		14.69%	1.90%	0.93%
Class A		7.72%	0.43%	0.07%
Class N		12.94%	1.33%	0.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Northern Trust Investments, Inc.

Portfolio Manager: Brent Reeder is a Senior Vice President at NTI. He has managed the Fund since April 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the

–  46  –

Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  47  –

MassMutual Select Core Opportunities Fund

INVESTMENT OBJECTIVE

This Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.17%	.27%	.42%	.42%	.47%
Total Annual Fund Operating Expenses	.87%	.97%	1.12%	1.37%	1.67%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$89	$278	$482	$1,073
Class Y	$99	$309	$536	$1,190
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large, established companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. The subadvisers currently consider large, established companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of January 31, 2011, between $223 million and $401.70 billion). The Fund may also invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including

–  48  –

futures contracts (for hedging purposes or as a substitute for direct investments); and options (for hedging purposes). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Victory Capital Management Inc. (“Victory”) and The Boston Company Asset Management, LLC (“The Boston Company”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser seeks to invest in both growth securities (securities of companies that each subadviser believes will experience earnings growth) and value securities (securities that each subadviser believes are intrinsically worth more than their current market value). Victory may consider a variety of factors in considering when to buy and sell securities, including, for example, cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer’s underlying assets, and expected future relative earnings growth. Victory typically will pursue investments that it anticipates will provide above-average dividend yield or potential for appreciation. The Boston Company chooses securities through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Boston Company’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500® Index. The Boston Company uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: value (how a stock is priced relative to its perceived intrinsic worth); growth (the sustainability of growth or earnings); and financial profile (which measures the financial health of the company).

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

–  49  –

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	15.34%	Lowest Quarter:	4Q ’08,	-	25.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (03/31/06)
Class S	Return Before Taxes	13.52%	1.25%

	Return After Taxes on Distributions	13.43%	0.59%

	Return After Taxes on Distributions and Sale of Fund Shares	8.89%	0.79%

Class Y	Return Before Taxes	13.53%	1.17%
Class L	Return Before Taxes	13.28%	1.00%
Class A	Return Before Taxes	6.43%	-0.48%
Class N	Return Before Taxes	11.58%	0.46%
			Since 04/03/06
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	1.53%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

–  50  –

Subadvisers: Victory Capital Management Inc.

The Boston Company Asset Management, LLC

Portfolio Managers:

Lawrence G. Babin, CFA is a Chief Investment Officer and Senior Managing Director at Victory. He has managed the Fund since its inception.

Paul D. Danes is a Senior Portfolio Manager and Managing Director at Victory. He has managed the Fund since its inception.

Carolyn M. Rains is a Portfolio Manager and Managing Director at Victory. She has managed the Fund since its inception.

Sean P. Fitzgibbon, CFA is a Senior Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since March 2010.

Jeffrey D. McGrew, CFA is a Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since March 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  51  –

MassMutual Select Blue Chip Growth Fund

INVESTMENT OBJECTIVE

This Fund seeks growth of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.19%	.32%	.44%	.44%	.49%
Total Annual Fund Operating Expenses	.84%	.97%	1.09%	1.34%	1.64%
Expense Reimbursement	(.08%)	(.15%)	(.11%)	(.15%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.76%	.82%	.98%	1.19%	1.51%
(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .76%, .82%, .98%, 1.19% and 1.51% for Classes S, Y, L, A and N, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$78	$260	$458	$1,030
Class Y	$84	$294	$522	$1,176
Class L	$100	$336	$590	$1,319
Class A	$689	$961	$1,253	$2,083
Class N	$254	$505	$880	$1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$154	$505	$880	$1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have

–  52  –

the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook may potentially reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Although T. Rowe Price may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	17.48%	Lowest Quarter:	4Q ’08,	-	24.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (06/01/01)
Class S	Return Before Taxes	16.64%	3.32%	0.92%

	Return After Taxes on Distributions	16.62%	3.29%	0.88%

	Return After Taxes on Distributions and Sale of Fund Shares	10.84%	2.85%	0.78%

Class Y	Return Before Taxes	16.45%	3.23%	0.81%
Class L	Return Before Taxes	16.30%	3.08%	0.67%
Class A	Return Before Taxes	9.34%	1.63%	-0.19%
Class N	Return Before Taxes	14.68%	2.54%	0.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	1.39%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.95%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: T. Rowe Price Associates, Inc.

Portfolio Manager: Larry J. Puglia, CFA, CPA is a Vice President at T. Rowe Price. He has managed the Fund since February 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

–  54  –

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  55  –

MassMutual Select Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.26%	.28%	.45%	.45%
Total Annual Fund Operating Expenses	.91%	.93%	1.10%	1.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$95	$296	$515	$1,143
Class L	$112	$350	$606	$1,340
Class A	$705	$978	$1,272	$2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Rainier Investment Management, Inc. (“Rainier”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of January 31, 2011, $223 million to $401.70 billion). Equity securities may include common stocks, rights and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund will normally be invested in 75-150 securities. The Fund seeks to invest over a broad cross-section of economic sectors and industries.

In selecting securities, Rainier generally seeks to identify companies that it believes are likely to demonstrate superior earnings growth relative to their peers. Rainier typically favors companies that it believes have attractive fundamentals, such as strong revenue, earnings or cash flow growth. To help control risk, Rainier typically compares the Fund’s

–  56  –

economic sector weightings to those of a broad index, and normally avoids extreme overweighting or underweighting relative to the index.

Although Rainier may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may invest from time to time in securities of small-and mid-capitalization companies. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

–  57  –

Annual Performance

Class S Shares

Highest Quarter:	3Q ’10,	14.57%	Lowest Quarter:	4Q ’08,	-	21.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/01)
Class S	Return Before Taxes	16.60%	0.15%	0.61%

	Return After Taxes on Distributions	16.52%	-0.22%	0.40%

	Return After Taxes on Distributions and Sale of Fund Shares	10.89%	0.15%	0.53%

Class Y	Return Before Taxes	17.11%	0.19%	0.60%
Class L	Return Before Taxes	16.51%	-0.11%	0.52%
Class A	Return Before Taxes	9.46%	-1.44%	-0.49%
				Since 01/02/02
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	2.59%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Rainier Investment Management, Inc.

Portfolio Managers:

James R. Margard, CFA is the Chief Investment Officer, Director of Equity Management and Chairman of the Board at Rainier. He has managed the Fund since May 2009.

Daniel M. Brewer, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. He has managed the Fund since May 2009.

Mark W. Broughton, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. He has managed the Fund since May 2009.

Stacie L. Cowell, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. She has managed the Fund since May 2009.

Mark H. Dawson, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. He has managed the Fund since May 2009.

Andrea L. Durbin, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. She has managed the Fund since May 2009.

Peter M. Musser, CFA is a Senior Portfolio Manager, Equity Research Analyst and Principal at Rainier. He has managed the Fund since May 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

–  58  –

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  59  –

MassMutual Select Growth Opportunities Fund

INVESTMENT OBJECTIVE

This Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.73%	.73%	.73%	.73%	.73%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.14%	.24%	.39%	.39%	.44%
Total Annual Fund Operating Expenses	.87%	.97%	1.12%	1.37%	1.67%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$89	$278	$482	$1,073
Class Y	$99	$309	$536	$1,190
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified Fund.

The Fund is managed by two subadvisers, Sands Capital Management, LLC (“Sands Capital”) and Delaware Management Company (“DMC”), each

–  60  –

being responsible for a portion of the portfolio, but not necessarily equally weighted. Sands Capital seeks long-term capital appreciation by investing in stocks believed to have potential for dramatic wealth creation using bottom-up, fundamental research and focusing on six key investment criteria: sustainable, above average earnings growth, a leadership position in a promising business space, significant competitive advantages/unique business franchise, a clear mission and value-added focus, financial strength, and rational valuation relative to the market and business prospects. Sands Capital does not typically invest in companies with market capitalizations less than $1 billion. DMC seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital. DMC will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. Each subadviser may consider selling a security for the Fund, if, for example, in its judgment, the prospects for future growth do not look promising, a more attractive opportunity is identified, if fundamentals unexpectedly change or if valuations are stretched past fair value.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

–  61  –

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	4Q ’01,	20.09%	Lowest Quarter:	4Q ‘08,	-	27.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	20.27%	2.36%	-0.39%

	Return After Taxes on Distributions	20.27%	2.19%	-0.47%

	Return After Taxes on Distributions and Sale of Fund Shares	13.18%	1.94%	-0.37%

Class Y	Return Before Taxes	20.14%	2.26%	-0.50%
Class L	Return Before Taxes	19.90%	2.10%	-0.65%
Class A	Return Before Taxes	12.63%	0.64%	-1.48%
Class N	Return Before Taxes	18.37%	1.54%	-1.20%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Sands Capital Management, LLC

Delaware Management Company

Portfolio Managers:

Frank M. Sands, Jr., CFA is the Chief Investment Officer and Chief Executive Officer at Sands. He has managed the Fund since January 2004.

Jeffrey S. Van Harte, CFA is a Senior Vice President and Chief Investment Officer – Focus Growth Equity at DMC. He has managed the Fund since June 2006.

Christopher J. Bonavico, CFA is a Vice President, Senior Portfolio Manager and Equity Analyst at DMC. He has managed the Fund since June 2006.

–  62  –

Christopher M. Ericksen, CFA is a Vice President, Portfolio Manager and Equity Analyst at DMC. He has managed the Fund since June 2006.

Daniel J. Prislin, CFA is a Vice President, Senior Portfolio Manager and Equity Analyst at DMC. He has managed the Fund since June 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  63  –

MassMutual Select NASDAQ-100® Fund

INVESTMENT OBJECTIVE

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®1.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.15%	.15%	.15%	.15%	.15%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.50%	.60%	.75%	.75%	.80%
Total Annual Fund Operating Expenses	.65%	.75%	.90%	1.15%	1.45%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$92	$287	$498	$1,108
Class A	$685	$919	$1,172	$1,892
Class N	$248	$459	$792	$1,735

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the NASDAQ-100 Index (“Index”). The Index is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). As of

1 NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

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January 31, 2011, the market capitalization range of companies included in the Index was $4.30 billion to $312.53 billion.

Although the Fund might attempt to replicate Index returns by owning all of the stocks included in the Index, the Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), instead expects normally to use a process known as “optimization,” a statistical sampling technique, to invest in a sample of securities found in the Index. In doing so, NTI attempts to achieve a return approximating the Index return, while preserving liquidity and reducing costs; use of optimization techniques may result in variance between the Fund’s performance and the Index’s returns. The Fund may invest in index futures as an alterative to investments in equity securities. Use of derivatives by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and expenses, the Fund’s returns are likely to be less than those of the Index. The Fund may invest from time to time in securities of small- and mid-capitalization companies.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

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Annual Performance

Class S Shares

Highest Quarter:	4Q ’01,	34.75%	Lowest Quarter:	3Q ’01,	-	36.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	20.42%	6.27%	-0.59%

	Return After Taxes on Distributions	20.42%	6.27%	-0.60%

	Return After Taxes on Distributions and Sale of Fund Shares	13.27%	5.42%	-0.50%

Class Y	Return Before Taxes	20.43%	6.20%	-0.70%
Class L	Return Before Taxes	20.00%	6.00%	-0.85%
Class A	Return Before Taxes	12.93%	4.47%	-1.70%
Class N	Return Before Taxes	18.19%	5.34%	-1.46%
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)		19.22%	6.16%	-0.54%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Northern Trust Investments, Inc.

Portfolio Manager: Brent Reeder is a Senior Vice President at NTI. He has managed the Fund since April 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Focused Value Fund

INVESTMENT OBJECTIVE

This Fund seeks growth of capital over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.69%	.69%	.69%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%(1)	.21%(2)	.31%(2)	.46%(2)	.46%(2)	.51%(2)
Total Annual Fund Operating Expenses	.79%	.90%	1.00%	1.15%	1.40%	1.70%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.69%	.80%	.90%	1.05%	1.30%	1.60%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$70	$242	$429	$969
Class S	$82	$277	$489	$1,099
Class Y	$92	$308	$543	$1,216
Class L	$107	$355	$623	$1,389
Class A	$700	$983	$1,288	$2,150
Class N	$263	$526	$914	$2,000

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$526	$914	$2,000

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

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INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Harris Associates L.P. (“Harris”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities, and will not invest more than 5% of its total assets in emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

In selecting equity investments for the Fund, Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

Although Harris may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity

–  69  –

securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	27.48%	Lowest Quarter:	4Q ’08,	–26.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	21.81%	6.89%	10.85%

	Return After Taxes on Distributions	21.67%	5.77%	9.77%

	Return After Taxes on Distributions and Sale of Fund Shares	14.31%	5.64%	9.29%

Class Y	Return Before Taxes	21.73%	6.78%	10.75%
Class L	Return Before Taxes	21.54%	6.62%	10.58%
Class A	Return Before Taxes	14.32%	5.11%	9.65%
Class N	Return Before Taxes	19.90%	6.04%	9.98%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		16.10%	2.59%	1.83%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Harris Associates L.P.

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Portfolio Managers:

Robert M. Levy, CFA is the Chairman and Chief Investment Officer, Domestic Equity at Harris. He has managed the Fund since its inception.

Michael J. Mangan, CFA, CPA is a Portfolio Manager at Harris. He has managed the Fund since January 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Mid-Cap Value Fund

INVESTMENT OBJECTIVE

This Fund seeks growth of capital over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.12%	.22%	.37%	.37%	.42%
Total Annual Fund Operating Expenses	.82%	.92%	1.07%	1.32%	1.62%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$84	$262	$455	$1,014
Class Y	$94	$293	$509	$1,131
Class L	$109	$340	$590	$1,306
Class A	$702	$969	$1,257	$2,074
Class N	$265	$511	$881	$1,922

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem you shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$511	$881	$1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define

–  72  –

“mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $10 billion or fall within the market capitalization range of companies included in the Russell Midcap® Value Index (as of January 31, 2011, between $223 million and $18.17 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers through the purchase of American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, NFJ Investment Group LLC (“NFJ”) and Systematic Financial Management, L.P. (“Systematic”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. NFJ uses a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers classify the Fund selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then use quantitative factors to screen the Fund’s initial selection. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings per share estimates) and fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select 35 to 50 stocks for the Fund. Systematic utilizes a fundamental, bottom-up investment strategy in selecting securities for the Fund, based on, among other things, its analysis of a company’s financial characteristics and its assessment of the quality of a company’s management. Generally, Systematic expects to hold between 60 and 80 companies in its portion of the portfolio.

NFJ considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics. Systematic generally may consider selling a stock for the Fund if, for example, in its judgment, the stock’s price has appreciated to a level that Systematic considers to be the stock’s fair value, its analysis leads Systematic to anticipate downward earnings revisions for a company, a company experiences an unexpected earnings announcement, or Systematic identifies other investment opportunities that it believes to be more attractive.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	18.59%	Lowest Quarter:	4Q ’08,	-	22.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (08/29/06)
Class S	Return Before Taxes	23.43%	2.91%

	Return After Taxes on Distributions	23.19%	2.23%

	Return After Taxes on Distributions and Sale of Fund Shares	15.53%	2.17%

–  74  –

		One Year	Since Inception (08/29/06)
Class Y	Return Before Taxes	23.42%	2.82%
Class L	Return Before Taxes	23.10%	2.67%
Class A	Return Before Taxes	15.71%	1.01%
Class N	Return Before Taxes	21.49%	2.12%
			Since 09/01/06
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	2.57%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: NFJ Investment Group LLC

Systematic Financial Management, L.P.

Portfolio Managers:

Thomas W. Oliver, CFA, CPA is a Managing Director and Portfolio Manager at NFJ. He has managed the Fund since March 2010.

Ben J. Fischer, CFA is a Managing Director at NFJ. He has managed the Fund since March 2010.

Jeff N. Reed, CFA is a Senior Vice President and Portfolio Manager at NFJ. He has managed the Fund since January 2011.

Ronald M. Mushock, CFA is the Lead Portfolio Manager of Mid Cap Portfolios at Systematic. He has managed the Fund since June 2009.

D. Kevin McCreesh, CFA is the Chief Investment Officer at Systematic. He has managed the Fund since June 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Small Cap Value Equity Fund

INVESTMENT OBJECTIVE

This Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge Imposed (Load) on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.12%	.22%	.37%	.37%	.42%
Acquired Fund Fees and Expenses	.11%	.11%	.11%	.11%	.11%
Total Annual Fund Operating Expenses(1)	.98%	1.08%	1.23%	1.48%	1.78%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$312	$542	$1,201
Class Y	$110	$343	$595	$1,317
Class L	$125	$390	$676	$1,489
Class A	$717	$1,016	$1,336	$2,242
Class N	$281	$560	$964	$2,095

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$181	$560	$964	$2,095

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common stocks of small-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies

–  76  –

included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between $20 million and $5.41 billion). Equity securities may include common stocks, preferred stock, rights and warrants. The Fund typically invests most of its assets in U.S. companies, but may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC. (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Wellington Management generally employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. In selecting securities for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. A subadviser may consider selling a stock for the Fund if, in its judgment, the security has reached its target price, has failed to perform as expected or other opportunities appear more attractive.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may in its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

–  77  –

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	23.43%	Lowest Quarter:	4Q ’08,	-	24.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (03/31/06)
Class S	Return Before Taxes	28.36%		0.25%

	Return After Taxes on Distributions	28.23%	-	0.03%

	Return After Taxes on Distributions and Sale of Fund Shares	18.59%		0.12%

Class Y	Return Before Taxes	28.35%		0.15%
Class L	Return Before Taxes	28.19%		0.03%
Class A	Return Before Taxes	20.42%	-	1.47%
Class N	Return Before Taxes	26.34%	-	0.53%
			Since 04/03/06
Russell 2000 Value Index (no deduction for fees, expenses or taxes)		24.50%		0.98%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Wellington Management Company, LLP

Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Managers:

Shaun F. Pedersen is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since October 2009.

Timothy J. McCormack, CFA is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since October 2009.

James S. McClure, CFA is a Managing Director at Barrow Hanley. He has managed the Fund since October 2009.

–  78  –

John P. Harloe, CFA is a Managing Director at Barrow Hanley. He has managed the Fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  79  –

MassMutual Select Small Company Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.09%(1)	.28%(2)	.32%(2)	.47%(2)	.47%(2)	.52%(2)
Acquired Fund Fees and Expenses	.12%	.12%	.12%	.12%	.12%	.12%
Total Annual Fund Operating Expenses	1.06%	1.25%	1.29%	1.44%	1.69%	1.99%
Fee Waiver	(.08%)	(.08%)	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.98%	1.17%	1.21%	1.36%	1.61%	1.91%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$100	$329	$577	$1,287
Class S	$119	$389	$679	$1,504
Class Y	$123	$401	$700	$1,549
Class L	$138	$448	$779	$1,717
Class A	$729	$1,070	$1,433	$2,452
Class N	$294	$617	$1,065	$2,310

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$194	$617	$1,065	$2,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

–  80  –

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between $20 million and $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in equity securities of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and EARNEST Partners, LLC (“Earnest Partners”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security’s investment thesis is no longer intact, or other opportunities appear more attractive.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as

–  81  –

potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	21.04%	Lowest Quarter:	4Q ’08,	-	24.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

–  82  –

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/01)
Class S	Return Before Taxes	23.25%	5.14%	8.07%

	Return After Taxes on Distributions	23.12%	4.15%	7.34%

	Return After Taxes on Distributions and Sale of Fund Shares	15.29%	4.23%	6.95%

Class Y	Return Before Taxes	23.23%	5.11%	8.03%
Class L	Return Before Taxes	23.08%	4.96%	7.86%
Class A	Return Before Taxes	15.63%	3.45%	6.89%
Class N	Return Before Taxes	21.38%	4.37%	7.27%
				Since 01/02/02
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		24.50%	3.52%	7.81%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	6.77%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Federated Clover Investment Advisors

T. Rowe Price Associates, Inc.

EARNEST Partners, LLC

Portfolio Managers:

Lawrence R. Creatura, CFA is a Vice President and Portfolio Manager at Federated Clover. He has managed the Fund since its inception.

Stephen K. Gutch, CFA is a Vice President and Senior Portfolio Manager at Federated Clover. He has managed the Fund since March 2006.

Preston G. Athey, CFA, CIC is a Vice President and Equity Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception.

Paul E. Viera is the founder of Earnest Partners. He has managed the Fund since February 2005.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plan, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  83  –

MassMutual Select Mid Cap Growth Equity Fund

INVESTMENT OBJECTIVE

This Fund seeks long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.21%	.28%	.43%	.43%	.48%
Total Annual Fund Operating Expenses	.91%	.98%	1.13%	1.38%	1.68%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$100	$312	$542	$1,201
Class L	$115	$359	$622	$1,375
Class A	$707	$987	$1,287	$2,137
Class N	$271	$530	$913	$1,987

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe offer the potential for long-term growth. Equity securities may include common stocks, rights and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of companies whose market capitalizations at the time

–  84  –

of purchase are within the market capitalization range of companies included in either the S&P MidCap 400 Index or the Russell Midcap® Growth Index (as of January 31, 2011, between $223 million and $21.03 billion).

The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Currently, the subadvisers do not expect that the Fund will invest more than 20% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Turner Investment Partners, Inc. (“Turner”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser selects stocks for the Fund on the basis of in-depth analysis, seeking to identify companies with potential for strong earnings growth and whose shares are trading at reasonable valuations.

Wellington Management may sell a stock from the Fund when, for example, in its judgment, a stock is approaching its target price, better opportunities become available, or when it determines there is a fundamental shortfall (e.g., company management is executing strategy poorly or there is a meaningful change in the strategy upon which Wellington Management built its investment thesis). Turner may sell a stock from the Fund if, for example, it believes that the company’s earnings growth potential has deteriorated or to adhere to capitalization or capacity constraints, adjust stock position size relative to the target index, or if the stock approaches an assigned price target.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

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Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’09,	21.25%	Lowest Quarter:	3Q ’01,	-	27.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	24.83%	1.56%	-0.70%

	Return After Taxes on Distributions	24.83%	1.54%	-0.72%

	Return After Taxes on Distributions and Sale of Fund Shares	16.14%	1.33%	-0.60%

Class Y	Return Before Taxes	24.71%	1.49%	-0.77%
Class L	Return Before Taxes	24.59%	1.33%	-0.92%
Class A	Return Before Taxes	17.11%	-0.12%	-1.75%
Class N	Return Before Taxes	22.80%	0.77%	-1.49%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Wellington Management Company, LLP

Turner Investment Partners, Inc.

Portfolio Managers:

Michael T. Carmen, CFA is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since December 2007.

Mario E. Abularach, CFA is a Vice President and Equity Research Analyst at Wellington Management. He has managed the Fund since December 2007.

Stephen Mortimer is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since January 2010.

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Christopher K. McHugh is a Vice Chairman and Senior Portfolio Manager at Turner. He has managed the Fund since December 2007.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Mid Cap Growth Equity II Fund

INVESTMENT OBJECTIVE

This Fund seeks growth of capital over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.75%	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.09%(1)	.21%(2)	.30%(2)	.45%(2)	.45%(2)	.50%(2)
Total Annual Fund Operating Expenses	.84%	.96%	1.05%	1.20%	1.45%	1.75%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver (3)	.74%	.86%	.95%	1.10%	1.35%	1.65%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$76	$258	$456	$1,028
Class S	$88	$296	$521	$1,169
Class Y	$97	$324	$570	$1,274
Class L	$112	$371	$650	$1,446
Class A	$705	$998	$1,313	$2,202
Class N	$268	$541	$940	$2,054

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$541	$940	$2,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

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INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), believe offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadvisers expect to grow at a faster rate than the average company. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400 Index or the Russell Midcap® Growth Index (as of January 31, 2011, between $223 million and $21.03 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, T. Rowe Price generally uses a “growth” approach, seeking to identify companies that it believes have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. T. Rowe Price has the discretion to purchase some securities for the Fund that do not meet those investment criteria when it believes there is an opportunity for substantial appreciation.

In selecting securities for the Fund, Frontier employs a Growth-at-a-Reasonable-Price approach to identify the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that there are three key drivers of long-term, consistent performance. Frontier looks for companies that have: i) sound business models with strong management teams and secular growth prospects; ii) unrecognized earnings power; and iii) attractive valuations.

Each subadviser may sell securities for the Fund for a variety of reasons, such as, for example, to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

–  89  –

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	4Q ’01,	20.91%	Lowest Quarter:	4Q ‘08,	-	26.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	28.03%	6.50%	7.06%

	Return After Taxes on Distributions	28.03%	5.71%	6.60%

	Return After Taxes on Distributions and Sale of Fund Shares	18.22%	5.43%	6.12%
Class Y	Return Before Taxes	27.91%	6.40%	6.97%
Class L	Return Before Taxes	27.76%	6.24%	6.80%
Class A	Return Before Taxes	20.10%	4.73%	5.91%
Class N	Return Before Taxes	26.05%	5.66%	6.20%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%

–  90  –

MANAGEMENT

Investment Advisers: Massachusetts Mutual Life Insurance Company

Subadvisers: T. Rowe Price Associates, Inc.

Frontier Capital Management Company, LLC

Portfolio Managers:

Brian W.H. Berghuis, CFA is a Vice President and Equity Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception.

Stephen M. Knightly, CFA is the President and Mid Cap Growth Portfolio Manager at Frontier. He has managed the Fund since August 2010.

Christopher J. Scarpa is a Vice President and Mid Cap Growth Assistant Portfolio Manager at Frontier. He has managed the Fund since August 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  91  –

MassMutual Select Small Cap Growth Equity Fund

INVESTMENT OBJECTIVE

This Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.82%	.82%	.82%	.82%	.82%	.82%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.11%(1)	.21%(2)	.35%(2)	.50%(2)	.50%(2)	.55%(2)
Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%
Total Annual Fund Operating Expenses	.94%	1.04%	1.18%	1.33%	1.58%	1.88%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.89%	.99%	1.13%	1.28%	1.53%	1.83%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$91	$295	$515	$1,150
Class S	$101	$326	$569	$1,266
Class Y	$115	$370	$644	$1,427
Class L	$130	$416	$724	$1,597
Class A	$722	$1,040	$1,381	$2,341
Class N	$286	$586	$1,011	$2,197

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$186	$586	$1,011	$2,197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

–  92  –

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of smaller companies that the subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between $20 million and $5.41 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Waddell & Reed Investment Management Company (“Waddell & Reed”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management

–  93  –

performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	25.47%	Lowest Quarter:	3Q ’01,	-	24.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class S	Return Before Taxes	23.11%	4.52%	4.19%

	Return After Taxes on Distributions	22.96%	4.00%	3.93%

	Return After Taxes on Distributions and Sale of Fund Shares	15.22%	3.82%	3.61%

Class Y	Return Before Taxes	23.00%	4.38%	4.05%
Class L	Return Before Taxes	22.77%	4.23%	3.89%
Class A	Return Before Taxes	15.35%	2.74%	3.02%
Class N	Return Before Taxes	21.05%	3.64%	3.31%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	3.78%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	6.33%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: Wellington Management Company, LLP

Waddell & Reed Investment Management Company

–  94  –

Portfolio Managers:

Kenneth L. Abrams is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since November 2001.

Daniel J. Fitzpatrick, CFA is a Vice President and Equity Research Analyst at Wellington Management. He has managed the Fund since November 2001.

Steven C. Angeli, CFA is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2004.

Mario E. Abularach, CFA is a Vice President and Equity Research Analyst at Wellington Management. He has managed the Fund since April 2006.

Stephen Mortimer is a Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2006.

Gilbert C. Scott is a Senior Vice President and Portfolio Manager at Waddell & Reed. He has managed the Fund since April 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  95  –

MassMutual Select Small Company Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.29%	.33%	.48%	.48%	.53%
Total Annual Fund Operating Expenses	1.14%	1.18%	1.33%	1.58%	1.88%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$116	$362	$628	$1,386
Class Y	$120	$375	$649	$1,432
Class L	$135	$421	$729	$1,601
Class A	$726	$1,045	$1,386	$2,345
Class N	$291	$591	$1,016	$2,201

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$191	$591	$1,016	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies

–  96  –

included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2011, between $20 million and $5.41 billion). Equity securities may include common stocks, rights and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each subadviser relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider. The Fund may engage in active and frequent trading and may have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries,

–  97  –

sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’03,	29.89%	Lowest Quarter:	4Q ’08,	-	27.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/01)
Class S	Return Before Taxes	33.64%	3.84%	3.68%

	Return After Taxes on Distributions	33.64%	3.12%	2.81%

	Return After Taxes on Distributions and Sale of Fund Shares	21.87%	3.10%	2.81%

Class Y	Return Before Taxes	33.51%	3.78%	3.62%
Class L	Return Before Taxes	33.20%	3.64%	3.48%
Class A	Return Before Taxes	25.23%	2.15%	2.52%
Class N	Return Before Taxes	31.53%	3.07%	2.89%
				Since 01/02/02
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	5.34%

–  98  –

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: The Boston Company Asset Management, LLC

Eagle Asset Management, Inc.

Portfolio Managers:

B. Randall Watts, Jr., CFA is a Senior Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since September 2008.

P. Hans von der Luft is a Director and Equity Research Analyst at The Boston Company. He has managed the Fund since September 2008.

Bert L. Boksen is a Managing Director and Portfolio Manager at Eagle. He has managed the Fund since February 2005.

Eric Mintz, CFA is a Portfolio Co-Manager and Senior Research Analyst at Eagle. He has managed the Fund since April 2008.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  99  –

MassMutual Select Diversified International Fund

INVESTMENT OBJECTIVE

This Fund seeks growth of capital over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.90%	.90%	.90%	.90%	.90%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.21%	.31%	.46%	.46%	.51%
Total Annual Fund Operating Expenses	1.11%	1.21%	1.36%	1.61%	1.91%
Expense Reimbursement	(.12%)	(.12%)	(.19%)	(.19%)	(.19%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.99%	1.09%	1.17%	1.42%	1.72%
(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .99%, 1.09%, 1.17%, 1.42% and 1.72% for Classes S, Y, L, A and N, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$101	$341	$600	$1,341
Class Y	$111	$372	$653	$1,455
Class L	$119	$412	$727	$1,619
Class A	$711	$1,036	$1,384	$2,361
Class N	$275	$582	$1,014	$2,217

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$175	$582	$1,014	$2,217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of established companies selected from

–  100  –

more than 40 industries and more than 40 developed and emerging market countries. Equity securities may include common stocks, preferred stocks, securities convertible into common and preferred stocks, depositary receipts, rights and warrants. Under normal circumstances, the Fund invests significantly (approximately 40% or more of its total assets – unless market conditions are not deemed favorable by AllianceBernstein, in which case the Fund would invest at least 30%) in securities of non-U.S. companies. In addition, the Fund normally invests in companies in at least three countries, which may include emerging market countries worldwide. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in products that provide indirect access to specific investments or markets (including, but not limited to, equity linked certificates, participation notes and low exercise price call warrants), real estate investment trusts (“REITs”), exchange-traded funds, stapled securities and other similarly structured securities, IPO investments, private placements and offers for sale. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund invests in companies that are determined by the Fund’s subadviser, AllianceBernstein L.P. (“AllianceBernstein”), to be undervalued. In selecting securities for the Fund, AllianceBernstein uses fundamental and quantitative research to identify companies in each market that it believes have long-term earnings power that is not reflected in the current market prices of their securities. AllianceBernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Fund, seeking to ensure the Fund is constructed to obtain an effective balance of risk and return. A security generally will be sold when AllianceBernstein believes it reaches fair value or if more attractive alternative investments are identified.

Although AllianceBernstein may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

IPO Risk Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more

–  101  –

volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	27.65%	Lowest Quarter:	4Q ’08,	-	28.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

–  102  –

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-	6.22%

	Return After Taxes on Distributions	4.93%	-	6.51%

	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-	5.16%

Class Y	Return Before Taxes	5.15%	-	6.34%
Class L	Return Before Taxes	5.06%	-	6.41%
Class A	Return Before Taxes	-1.13%	-	8.07%
Class N	Return Before Taxes	3.41%	-	6.93%
			Since 01/02/07
MSCI® ACWI® ex-U.S. (reflects no deduction for fees or expenses)		11.15%	-	0.02%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: AllianceBernstein L.P.

Portfolio Managers:

Sharon E. Fay, CFA is Head of Equities and CIO of Global Value Equities at AllianceBernstein. She has managed the Fund since December 2006.

Kevin F. Simms is the Co-CIO of International Value Equities and Global Director of Value Research at AllianceBernstein. He has managed the Fund since December 2006.

Henry S. D’Auria, CFA is the Co-CIO of International Value Equities and CIO of Emerging Markets Value Equities at AllianceBernstein. He has managed the Fund since December 2006.

Eric J. Franco, CFA is a Senior Portfolio Manager of Value Equities at AllianceBernstein. He has managed the Fund since May 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

–  103  –

MassMutual Select Overseas Fund

INVESTMENT OBJECTIVE

The Fund seeks growth of capital over the long-term by investing in foreign equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.19%(1)	.47%(2)	.52%(2)	.57%(2)	.57%(2)	.62%(2)
Total Annual Fund Operating Expenses	1.19%	1.47%	1.52%	1.57%	1.82%	2.12%
Fee Waiver	(.31%)	(.31%)	(.31%)	(.31%)	(.31%)	(.31%)
Total Annual Fund Operating Expenses after Fee Waiver (3)	.88%	1.16%	1.21%	1.26%	1.51%	1.81%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through April 1, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$347	$624	$1,416
Class S	$118	$434	$773	$1,731
Class Y	$123	$450	$800	$1,786
Class L	$128	$465	$826	$1,841
Class A	$720	$1,086	$1,476	$2,565
Class N	$284	$634	$1,111	$2,427

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$184	$634	$1,111	$2,427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

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INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in products that provide indirect access to specific investments or markets (including, but not limited to, equity linked certificates, participation notes and low exercise price call warrants), real estate investment trusts (“REITs”), exchange-traded funds, stapled securities and other similarly structured securities, IPO investments, private placements and offers for sale. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, AllianceBernstein L.P. (“AllianceBernstein”), Massachusetts Financial Services Company (“MFS”), and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region or sector.

AllianceBernstein seeks to invest in companies it believes to be undervalued, selected broadly from developed and emerging market countries. It considers portfolio characteristics in deciding how much of each security to purchase so as to balance risk and return. AllianceBernstein seeks to analyze relative return trends to better time new purchases and sales of securities. It may also seek to add value to portfolio returns by managing currency exposures independent of underlying stock investments.

MFS is not constrained to any particular investment style, and may invest the Fund’s assets in growth companies, value companies, or a combination of growth and value companies of any size. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals. Harris may from time to time have significant investments in one or more countries or in particular sectors.

Although the subadvisers may consider the factors described above in purchasing or selling investments, a subadviser may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

IPO Risk Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

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Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on November 15, 2010 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	25.60%	Lowest Quarter:	3Q ’02,	-	21.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (05/01/01)
Class S	Return Before Taxes	10.97%	4.99%	5.17%

	Return After Taxes on Distributions	10.96%	3.92%	4.38%

	Return After Taxes on Distributions and Sale of Fund Shares	7.63%	4.31%	4.46%

Class Y	Return Before Taxes	10.97%	4.94%	5.11%
Class L	Return Before Taxes	10.95%	4.89%	5.01%
Class A	Return Before Taxes	4.38%	3.42%	4.13%
Class N	Return Before Taxes	9.34%	4.33%	4.46%
MSCI® EAFE® Index (reflects no deduction for fees or expenses)		7.75%	2.46%	4.49%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadvisers: AllianceBernstein L.P.

Massachusetts Financial Services Company

Harris Associates L.P.

Portfolio Managers:

Sharon E. Fay, CFA is Head of Equities and CIO of Global Value Equities at AllianceBernstein. She has managed the Fund since September 2008.

Kevin F. Simms is the Co-CIO of International Value Equities and Global Director of Value Research at AllianceBernstein. He has managed the Fund since September 2008.

Henry S. D’Auria, CFA is the Co-CIO of International Value Equities and CIO of Emerging Markets Value Equities at AllianceBernstein. He has managed the Fund since September 2008.

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Eric J. Franco, CFA is a Senior Portfolio Manager of Value Equities at AllianceBernstein. He has managed the Fund since May 2009.

Daniel Ling is an Investment Officer at MFS. He has managed the Fund since October 2009.

Marcus L. Smith is an Investment Officer at MFS. He has managed the Fund since September 2005.

David G. Herro, CFA is the Chief Investment Officer, International Equities at Harris. He has managed the Fund since July 2001.

Robert A. Taylor, CFA is the Director of International Research at Harris. He has managed the Fund since January 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.10%	.12%	.22%	.22%	.27%
Acquired Fund Fees and Expenses	.73%	.73%	.73%	.73%	.73%
Total Annual Fund Operating Expenses(1)	.88%	.90%	1.00%	1.25%	1.55%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$281	$488	$1,084
Class Y	$92	$287	$498	$1,108
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N	$258	$490	$845	$1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$158	$490	$845	$1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include MassMutual Select

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Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	31.6%

Fixed Income & Short Term/Money Market Funds	65.6%
Premier Short-Duration Bond (Babson Capital)	20.0%
Premier Diversified Bond (Babson Capital)	7.9%
Premier Inflation-Protected and Income (Babson Capital)	12.1%
Premier Core Bond (Babson Capital)	10.0%

Other Funds	2.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large- capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time.

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

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Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited

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product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	9.60%	Lowest Quarter:	4Q ’08,	-	8.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	10.04%	4.28%	4.48%

	Return After Taxes on Distributions	9.06%	3.02%	3.22%

	Return After Taxes on Distributions and Sale of Fund Shares	6.59%	3.07%	3.21%

Class Y	Return Before Taxes	10.09%	4.28%	4.47%
Class L	Return Before Taxes	9.98%	4.16%	4.36%
Class A	Return Before Taxes	3.37%	2.68%	3.22%
Class N	Return Before Taxes	8.40%	3.59%	3.78%

			Since 01/02/04
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.85%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	11.90%	3.91%	4.80%
Custom Destination Income Index(1) (reflects no deduction for fees, expenses or taxes)	9.75%	4.77%	4.94%
(1)

The Custom Destination Income Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are generally static but may be adjusted from time to time to reflect the Destination Retirement Income Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since March 2006.

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Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2010 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.09%	.14%	.24%	.24%	.29%
Acquired Fund Fees and Expenses	.77%	.77%	.77%	.77%	.77%
Total Annual Fund Operating Expenses(1)	.91%	.96%	1.06%	1.31%	1.61%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$98	$306	$531	$1,178
Class L	$108	$337	$585	$1,294
Class A	$701	$966	$1,252	$2,063
Class N	$264	$508	$876	$1,911

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$508	$876	$1,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2010 and likely stop making new investments in the Fund.

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Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2010. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2010, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	46.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	5.0%

Fixed Income & Short Term/Money Market Funds	50.4%
Premier Short-Duration Bond (Babson Capital)	13.0%
Premier Diversified Bond (Babson Capital)	5.9%
Premier Inflation-Protected and Income (Babson Capital)	8.8%
Premier Core Bond (Babson Capital)	10.2%

Other Funds	3.0%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the

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conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity

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securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	13.05%	Lowest Quarter:	4Q ’08,	-	13.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	11.95%	3.60%	4.27%

	Return After Taxes on Distributions	11.07%	2.46%	3.19%

	Return After Taxes on Distributions and Sale of Fund Shares	7.79%	2.53%	3.12%

Class Y	Return Before Taxes	11.89%	3.53%	4.21%
Class L	Return Before Taxes	11.74%	3.43%	4.11%
Class A	Return Before Taxes	5.04%	1.94%	2.96%
Class N	Return Before Taxes	10.03%	2.86%	3.53%

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	One Year	Five Years	Since 01/02/04
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.85%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	11.90%	3.91%	4.80%
Custom Destination 2010 Index(1) (reflects no deduction for fees, expenses or taxes)	11.28%	4.16%	4.76%
(1)

The Custom Destination 2010 Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2010 Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since March 2006.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2015 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	4.77%	4.82%	4.92%	4.92%
Acquired Fund Fees and Expenses	.83%	.83%	.83%	.83%
Total Annual Fund Operating Expenses(1)	5.65%	5.70%	5.80%	6.05%
Expense Reimbursement	(4.72%)	(4.72%)	(4.72%)	(4.72%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.93%	.98%	1.08%	1.33%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$1,263	$2,416	$5,235
Class Y	$100	$1,278	$2,439	$5,271
Class L	$110	$1,306	$2,483	$5,343
Class A	$703	$1,873	$3,018	$5,778

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period April 1, 2010 (commencement of operations) through December 31, 2010, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation

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strategy designed for investors expecting to retire around the year 2015 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2015. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2015, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	61.3%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.2%
Premier Disciplined Value (Babson Capital)	5.3%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	6.7%

Fixed Income & Short Term/Money Market Funds	35.4%
Premier Short-Duration Bond (Babson Capital)	7.1%
Premier Inflation-Protected and Income (Babson Capital)	7.3%
Premier Core Bond (Babson Capital)	6.8%

Other Funds	3.3%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The Fund began operations April 1, 2010. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2020 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.06%	.11%	.21%	.21%	.26%
Acquired Fund Fees and Expenses	.82%	.82%	.82%	.82%	.82%
Total Annual Fund Operating Expenses(1)	.93%	.98%	1.08%	1.33%	1.63%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$296	$515	$1,143
Class Y	$100	$312	$542	$1,201
Class L	$110	$343	$595	$1,317
Class A	$703	$972	$1,262	$2,084
Class N	$266	$514	$887	$1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$514	$887	$1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2020 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by

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OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2020. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2020, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	72.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.7%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	8.5%
Fixed Income & Short Term/Money Market Funds	24.7%

Premier Short-Duration Bond (Babson Capital)	5.1%
Premier Core Bond (Babson Capital)	5.1%
Other Funds	3.4%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

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Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for

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securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	16.75%	Lowest Quarter:	4Q ’08,	-	18.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	14.18%	2.88%	4.29%

	Return After Taxes on Distributions	13.57%	1.82%	3.27%

	Return After Taxes on Distributions and Sale of Fund Shares	9.29%	2.06%	3.28%

Class Y	Return Before Taxes	14.01%	2.82%	4.22%
Class L	Return Before Taxes	13.86%	2.71%	4.13%
Class A	Return Before Taxes	7.07%	1.26%	3.00%
Class N	Return Before Taxes	12.31%	2.15%	3.56%

			Since 01/02/04
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.10%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	11.90%	3.91%	4.80%
Custom Destination 2020 Index(1) (reflects no deduction for fees, expenses or taxes)	13.58%	3.58%	4.74%
(1)

The Custom Destination 2020 Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap) and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2020 Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since March 2006.

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Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2025 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	4.99%	5.04%	5.14%	5.14%
Acquired Fund Fees and Expenses	.86%	.86%	.86%	.86%
Total Annual Fund Operating Expenses(1)	5.90%	5.95%	6.05%	6.30%
Expense Reimbursement	(4.94%)	(4.94%)	(4.94%)	(4.94%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.96%	1.01%	1.11%	1.36%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$98	$1,315	$2,509	$5,404
Class Y	$103	$1,329	$2,531	$5,439
Class L	$113	$1,357	$2,575	$5,510
Class A	$706	$1,920	$3,104	$5,930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period April 1, 2010 (commencement of operations) through December 31, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a

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combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2025 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2025. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2025, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.1%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	7.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.5%
Premier Strategic Emerging Markets (Baring)	5.2%

Fixed Income & Short Term/Money Market Funds	17.1%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses.

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the

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conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as

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potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The Fund began operations April 1, 2010. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2030 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.06%	.11%	.21%	.21%	.26%
Acquired Fund Fees and Expenses	.86%	.86%	.86%	.86%	.86%
Total Annual Fund Operating Expenses(1)	.97%	1.02%	1.12%	1.37%	1.67%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$309	$536	$1,190
Class Y	$104	$325	$563	$1,248
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2030 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select

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Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by Oppenheimer Funds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2030. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2030, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Disciplined Growth (Babson Capital)	5.4%
Premier Disciplined Value (Babson Capital)	5.5%

—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.9%
Premier Strategic Emerging Markets (Baring)	5.4%

Fixed Income & Short Term/Money Market Funds	13.0%

Other Funds	3.8%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

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Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default

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on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	18.62%	Lowest Quarter:	4Q ’08,	-	21.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	14.95%	2.20%	4.31%

	Return After Taxes on Distributions	14.48%	1.23%	3.46%

	Return After Taxes on Distributions and Sale of Fund Shares	9.81%	1.64%	3.49%

Class Y	Return Before Taxes	15.03%	2.16%	4.27%
Class L	Return Before Taxes	14.86%	2.05%	4.17%
Class A	Return Before Taxes	8.03%	0.59%	3.02%
Class N	Return Before Taxes	13.18%	1.50%	3.59%
				Since 01/02/04
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	3.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.10%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)		11.90%	3.91%	4.80%
Custom Destination 2030 Index(1) (reflects no deduction for fees, expenses or taxes)		14.41%	2.98%	4.79%

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(1)

The Custom Destination 2030 Index comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap) and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2030 Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since March 2006.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2035 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	5.06%	5.11%	5.21%	5.21%
Acquired Fund Fees and Expenses	.88%	.88%	.88%	.88%
Total Annual Fund Operating Expenses(1)	5.99%	6.04%	6.14%	6.39%
Expense Reimbursement	(5.01%)	(5.01%)	(5.01%)	(5.01%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.98%	1.03%	1.13%	1.38%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$1,334	$2,543	$5,464
Class Y	$105	$1,348	$2,565	$5,499
Class L	$115	$1,376	$2,609	$5,569
Class A	$707	$1,938	$3,135	$5,985

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period April 1, 2010 (commencement of operations) through December 31, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a

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combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2035 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by Oppenheimer Funds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2035. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2035, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.6%
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.7%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	11.5%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default

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on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The Fund began operations April 1, 2010. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2040 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.06%	.11%	.21%	.21%	.26%
Acquired Fund Fees and Expenses	.87%	.87%	.87%	.87%	.87%
Total Annual Fund Operating Expenses(1)	.98%	1.03%	1.13%	1.38%	1.68%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$312	$542	$1,201
Class Y	$105	$328	$569	$1,259
Class L	$115	$359	$622	$1,375
Class A	$707	$987	$1,287	$2,137
Class N	$271	$530	$913	$1,987

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2040 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised

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by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2040. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2040, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.9%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.3%

—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.3%
Premier Strategic Emerging Markets (Baring)	5.7%

Fixed Income & Short Term/Money Market Funds	9.1%

Other Funds	4.0%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

–  153  –

allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

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Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	19.39%	Lowest Quarter:	4Q ’08,	-	23.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Since Inception (12/31/03)
Class S	Return Before Taxes	15.40%	2.18%	4.58%
	Return After Taxes on Distributions	15.03%	1.22%	3.76%
	Return After Taxes on Distributions and Sale of Fund Shares	10.11%	1.68%	3.79%
Class Y	Return Before Taxes	15.33%	2.14%	4.53%
Class L	Return Before Taxes	15.18%	2.03%	4.42%
Class A	Return Before Taxes	8.25%	0.58%	3.29%
Class N	Return Before Taxes	13.52%	1.47%	3.84%

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	One Year	Five Years	Since 01/02/04
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.10%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	11.90%	3.91%	4.80%
Custom Destination 2040 Index(1) (reflects no deduction for fees, expenses or taxes)	14.52%	3.01%	5.10%
(1)

The Custom Destination 2040 Index comprises the MSCI® EAFE® and Dow Jones Wilshire 5000 (full cap) Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2040 Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since March 2006.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since December 2006.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2045 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	5.10%	5.15%	5.25%	5.25%
Acquired Fund Fees and Expenses	.90%	.90%	.90%	.90%
Total Annual Fund Operating Expenses(1)	6.05%	6.10%	6.20%	6.45%
Expense Reimbursement	(5.05%)	(5.05%)	(5.05%)	(5.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.00%	1.05%	1.15%	1.40%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$102	$1,347	$2,566	$5,504
Class Y	$107	$1,361	$2,588	$5,539
Class L	$117	$1,390	$2,632	$5,608
Class A	$709	$1,951	$3,156	$6,021

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period April 1, 2010 (commencement of operations) through December 31, 2010, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2045 and

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likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2045. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2045, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.0%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.6%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.9%
Premier Strategic Emerging Markets (Baring)	5.9%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	4.1%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

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Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The Fund began operations April 1, 2010. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Select Destination Retirement 2050 Fund

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 203 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.25%	.30%	.40%	.40%	.45%
Acquired Fund Fees and Expenses	.87%	.87%	.87%	.87%	.87%
Total Annual Fund Operating Expenses(1)	1.17%	1.22%	1.32%	1.57%	1.87%
Expense Reimbursement	(.20%)	(.20%)	(.20%)	(.20%)	(.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.97%	1.02%	1.12%	1.37%	1.67%
(1)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$352	$624	$1,403
Class Y	$104	$367	$651	$1,460
Class L	$114	$399	$704	$1,573
Class A	$706	$1,024	$1,363	$2,319
Class N	$270	$568	$992	$2,174

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$568	$992	$2,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2050 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2050. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2050, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.8%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.8%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or for any other purpose the Underlying Fund may consider appropriate in light of its investment objective. Use of derivatives by an Underlying Fund may create

[1]	OppenheimerFunds, Inc. is a majority owned, indirect subsidiary of MassMutual.

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investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

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Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high

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volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	2Q ’09,	19.58%	Lowest Quarter:	4Q ’08,	-	23.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

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Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/17/07)
Class S	Return Before Taxes	15.86%	-1.66%

	Return After Taxes on Distributions	15.40%	-2.08%

	Return After Taxes on Distributions and Sale of Fund Shares	10.93%	-1.55%

Class Y	Return Before Taxes	15.82%	-1.69%
Class L	Return Before Taxes	15.60%	-1.80%
Class A	Return Before Taxes	8.65%	-3.89%
Class N	Return Before Taxes	13.97%	-2.34%
			Since 01/02/08
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	-2.86%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.90%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)		11.90%	0.63%
Custom Destination 2050 Index(1) (reflects no deduction for fees, expenses or taxes)		14.83%	-2.24%
(1)

The Custom Destination 2050 Index comprises the MSCI® EAFE® and Dow Jones Wilshire 5000 (full cap) Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2050 Fund’s target asset allocation.

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since April 2009.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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Additional Information Regarding Investment Objectives and Principal Investment Strategies

Changes to Investment Objectives and Strategies.  Each Fund’s investment objective and strategies are non-fundamental and may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.

Note Regarding Percentage Limitations.  All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) With respect to a Fund whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the 1940 Act, such Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

Credit Ratings.  Security ratings are determined at the time of investment based on ratings published by nationally recognized statistical ratings organizations; if a security is not rated, it will be deemed to have the same rating as a security determined by the investment adviser or subadviser to be of comparable quality. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase.

Duration.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

Temporary Defensive Positions.  At times, a Fund’s investment adviser or subadviser may determine that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the investment adviser or subadviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets without limit in cash and cash equivalents and in other investments that the investment adviser or subadviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Portfolio Turnover.  Changes are made in a Fund’s portfolio whenever the investment adviser or subadviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. A high portfolio turnover rate will result in higher costs from brokerage commissions, dealer-mark-ups, bid-ask spreads, and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently (short-term capital gains generally receive less favorable tax treatment in the hands of shareholders than do long-term capital gains). Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth in the fee tables but do have the effect of reducing a Fund’s investment return.

Other Investments; Use of Derivatives; Securities Loans; Repurchase Agreements.  A Fund may hold investments that are not included in its principal investment strategies. These non-principal investments are described in the Statement of Additional Information (“SAI”) or below under “Additional Information Regarding Principal Risks.” A Fund also may choose not to invest in certain

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securities described in this Prospectus and in the SAI, even though it has the ability to do so. Certain Funds may engage in transactions involving derivatives as part of their principal investment strategies; the disclosures of the principal investment strategies of those Funds include specific references to those derivatives transactions. Any of the other Funds may engage in derivatives transactions not as part of their principal investment strategies, and Funds that may use certain derivatives as part of their principal investment strategies may use other derivatives, as well. A Fund may use derivatives for hedging purposes, as a substitute for direct investment, to earn additional income, to adjust portfolio characteristics (including duration), or for any other purpose the Fund’s investment adviser or subadviser may consider appropriate in pursuing the Fund’s investment objective. Derivatives transactions may include, by way of example, foreign currency exchange transactions, options, futures contracts, interest rate swaps, total return swaps, credit default swaps, and hybrid instruments. Use of derivatives may give rise to investment leverage. See “Additional Information Regarding Principal Risks,” below, and the SAI for more information regarding those transactions.

A Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy.

Risk of Substantial Redemptions.  If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s net asset value (“NAV”) per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the investment adviser or subadviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the investment adviser or subadviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Foreign Securities. The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as

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“foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii), and (iii).

Destination Retirement Funds.  MassMutual invests each Destination Retirement Fund’s assets in a combination of domestic and international Underlying Funds. The Destination Retirement Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Destination Retirement Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative for the Fund’s retirement date.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2015, Destination Retirement 2020, Destination Retirement 2025, Destination Retirement 2030, Destination Retirement 2035, Destination Retirement 2040, Destination Retirement 2045, and Destination Retirement 2050) among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is designed. For example, Destination Retirement 2050, which is designed for investors planning to retire around the year 2050, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed income funds. By contrast, Destination Retirement 2015 currently has a more conservative target asset allocation, with a little more than half of its assets invested in equity funds and a significant portion of its assets invested in fixed income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the Fund’s assets according to a target asset allocation that emphasizes fixed income and money market funds but also includes a smaller allocation to equity and certain other funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately fifteen years after the Fund’s retirement date), it is expected that the Fund will be combined with Destination Retirement Income and the Fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the Funds is in the best interests of the Funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Shareholders of each Destination Retirement Fund with a target retirement date will be notified in writing prior to its combination with the Destination Retirement Income Fund.

MassMutual intends to manage each Destination Retirement Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds for any Destination Retirement Fund from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Each Destination Retirement Fund will bear a pro rata share of its Underlying Funds’ expenses. Each Destination Retirement Fund also bears all of the risks associated with the investment strategies used by its Underlying Funds.

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The following table lists each Destination Retirement Fund’s approximate asset allocation among equity, fixed income & short term/money market and certain other funds as of March 15, 2011. The table also lists the approximate asset allocation, as of March 15, 2011, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages from time to time and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2015	Destination Retirement 2020	Destination Retirement 2025	Destination Retirement 2030	Destination Retirement 2035	Destination Retirement 2040	Destination Retirement 2045	Destination Retirement 2050

Equity Funds Domestic Equity Funds	31.6%	46.6%	61.3%	72.0%	79.1%	83.2%	84.6%	86.9%	91.0%	91.3%
Select Fundamental Value (Wellington Management)	1.0%	1.5%	3.3%	4.0%	4.7%	6.0%	5.6%	6.4%	6.6%	6.8%
Premier Disciplined Growth (Babson Capital)	4.0%	5.8%	5.2%	7.0%	7.0%	5.4%	6.1%	5.6%	5.8%	5.9%
Premier Disciplined Value (Babson Capital)	3.8%	5.7%	5.3%	6.7%	7.0%	5.5%	6.2%	5.3%	5.9%	5.8%

International Equity Funds
Select Overseas (AllianceBernstein/ MFS/Harris)	3.3%	5.0%	6.7%	8.5%	9.5%	9.9%	10.7%	10.3%	10.9%	10.8%
Premier Strategic Emerging Markets (Baring)	3.2%	4.2%	4.4%	4.8%	5.2%	5.4%	5.6%	5.7%	5.9%	5.8%

Fixed Income & Short Term/Money Market Funds	65.6%	50.4%	35.4%	24.7%	17.1%	13.0%	11.5%	9.1%	4.9%	4.9%
Premier Short-Duration Bond (Babson Capital)	20.0%	13.0%	7.1%	5.1%	3.5%	3.1%	2.5%	2.2%	0.9%	1.4%
Premier Diversified Bond (Babson Capital)	7.9%	5.9%	2.7%	1.4%	0.1%	0.0%	0.1%	0.1%	0.1%	0.1%
Premier Inflation-Protected and Income (Babson Capital)	12.1%	8.8%	7.3%	4.0%	2.2%	1.9%	1.1%	0.9%	0.6%	0.4%
Premier Core Bond (Babson Capital)	10.0%	10.2%	6.8%	5.1%	3.4%	2.2%	2.3%	2.2%	0.8%	0.8%

Other Funds	2.7%	3.0%	3.3%	3.4%	3.9%	3.8%	3.9%	4.0%	4.1%	3.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Select Blue Chip Growth (T. Rowe Price), Premier Main Street Small Cap (OFI Institutional), Select Large Cap Growth (Rainier), Select Diversified Value (Brandywine Global/Loomis Sayles), Select Growth Opportunities (Sands Capital/DMC), Select Mid-Cap Value (NFJ/Systematic), Select Mid Cap Growth Equity II (T. Rowe Price/Frontier), Premier Capital Appreciation (OFI), Select Large Cap Value (Davis), Select Focused Value (Harris), Select Mid Cap Growth Equity (Wellington Management/Turner), Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners), Select Small Company Growth (The Boston Company/Eagle), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI), Select Small Cap Growth Equity (Wellington Management/Waddell & Reed), Premier Discovery Value (OFI Institutional), Premier Value (OFI Institutional), Select Core Opportunities (Victory/The Boston Company), Select Diversified International (AllianceBernstein), Premier International Equity (OFI Institutional), Premier Focused International (Baring), Premier International Bond (Baring), Select Strategic Bond (Western Asset), Premier High Yield (Babson Capital), Select PIMCO Total Return (PIMCO), Premier Money Market (Babson Capital) and Oppenheimer Commodity Strategy Total Return (OFI).

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The following chart illustrates each Destination Retirement Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration. MassMutual periodically reviews the target asset allocations and underlying investment options and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. Under normal circumstances, each Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as each Fund approaches its target date.

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Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Additional Information Regarding Principal Risks

The Funds, by themselves, generally are not intended to provide a complete investment program. Investment in the Funds is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money. For purposes of each of the Destination Retirement Funds, except as otherwise stated, references in this section to “the Funds” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

The SAI contains further information about the Funds, their investments and their related risks.

•	Bank Loans Risk

The risks associated with bank loans are similar to the risks of lower-rated fixed income securities, although bank loans are typically senior and secured in contrast to lower-rated fixed income securities, which are often subordinated and unsecured. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. In some cases, the Fund may rely on a third party to administer its interest in a loan, and so is subject to the risk that the third party will be unwilling or unable to perform its obligations. The Fund may invest in a loan by purchasing an indirect interest in the loan held by a third party. In that case, the Fund will be subject to both the credit risk of the borrower and of the third party, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

•	Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s investment adviser or subadviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Funds’ net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

•	Commodities-Related Investments Risk

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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•	Convertible Securities Risk

Convertible securities are debt securities that may be converted at either a stated price or stated rate into shares of common or preferred stock, and so are subject to the risks of investments in both debt securities and equity securities. Due to the conversion feature, convertible debt securities generally yield less than non-convertible securities of similar credit quality and maturity. The values of convertible securities tend to decline as interest rates rise. In addition, because of the conversion feature, the market values of convertible securities tend to vary with fluctuations in the market values of the underlying preferred and common stocks. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Credit Risk

This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, repurchase agreement, or reverse repurchase agreement, or securities loan or other over-the-counter transaction, will be, or will be perceived to be, unable or unwilling to make timely principal, interest, and/or settlement payments, or otherwise to honor its obligations. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. Credit risk is also generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

•	Currency Risk

Because foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies, or, for certain Funds, to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or

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realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

•	Derivatives Risk

Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk, and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, often without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of a derivative may not correlate perfectly with the relevant assets, rates, or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser or subadviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price or at all. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

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Futures Contract Risk. A Fund may enter into futures contracts, in which the Fund agrees to buy or sell certain financial instruments or index units or other assets on a specified future date at a specified price or level of interest rate. A Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies. If a Fund’s investment adviser or subadviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact on a Fund, favorable or unfavorable.

•	Dollar Roll and Reverse Repurchase Agreement Transaction Risk

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a

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specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. Both types of transactions create leverage (see “Leverage Risk” below). It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction and may be required to return the collateral.

•	Emerging Markets Risk

Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.

•	Fixed Income Securities Risk

The values of debt securities change in response to interest rate changes. In general, as interest rates rise, the value of a debt security is likely to fall. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The value of a debt security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or is perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations or if the debt security’s rating is downgraded by a credit rating agency. The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

•	Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-

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market interest rate, increase the security’s duration, and reduce the value of the security.

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Prepayment Risk. Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

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Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

•	Foreign Investment Risk

Investments in foreign securities entail a variety of risks. Funds investing in foreign securities and instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to a Fund’s investments in foreign securities. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Some Funds may also invest in foreign securities known as depositary receipts, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Funds may invest in both sponsored and unsponsored depositary receipts. Unsponsored depositary receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•	Frequent Trading/Portfolio Turnover Risk

The length of time a Fund has held a particular security is not generally a consideration in

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investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements, in order to take advantage of what the Fund’s investment adviser or subadviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Consult your tax advisor regarding the effect of a Fund’s portfolio turnover rate on your investments.

•	Geographic Focus Risk

When a Fund invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

•	Growth Company Risk

Growth company securities tend to be more volatile in terms of price swings and trading volume than many other types of equity securities. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies are subject to the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Indexing Risk

There are several reasons why an index Fund’s performance may not track the performance of the relevant index exactly. For example, the return on the securities and other investments selected by the investment adviser or subadviser may not correlate precisely with the return on the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser or subadviser, or futures or other derivative positions taken by the investment adviser or subadviser, to replicate the performance of the index may not correlate precisely with the return on the index.

•	Initial Public Offerings (“IPOs”) Risk

A Fund may purchase securities of companies in IPOs, which frequently are smaller companies. Such securities have no trading history, and information about these companies may be available for very limited periods. The prices of securities sold in IPOs also can be highly volatile. Under certain market conditions, very few companies, if any, may determine to make IPOs of their securities. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.

•	Leveraging Risk

The use of leverage has the potential to increase returns to shareholders, but also involves additional risks. A Fund may create leverage by borrowing money (through traditional borrowings or by means of so-called reverse repurchase agreements); certain transactions, including, for example, when-issued, delayed-delivery and forward commitment purchases, loans of portfolio securities, dollar roll transactions, and the use of some derivatives, can also result in leverage. Leverage will increase the volatility of the Fund’s investment portfolio

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and could result in larger losses than if it were not used. If there is a net decrease (or increase) in the value of a Fund’s investment portfolio, any leverage will decrease (or increase) the NAV per share to a greater extent than if the Fund were not leveraged. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund will typically pay interest or incur other borrowing costs in connection with leverage transactions.

•	Liquidity Risk

Liquidity risk is the risk that particular investments may be difficult to sell or terminate at favorable prices or times. The ability of a Fund to dispose of such illiquid positions at advantageous prices may be greatly limited, and a Fund may have to continue to hold such positions during periods when the investment adviser or subadviser otherwise would have sold them. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the investment adviser or subadviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities or terminate outstanding transactions more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities or terminate the transactions in more orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s NAV.

•	Lower-Rated Fixed Income Securities Risk

Lower-rated fixed income securities, which are also known as “junk” or “high yield” bonds, and comparable unrated securities in which a Fund may invest, have speculative characteristics. The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. Some lower-rated fixed income securities are issued in connection with management buy-outs and other highly leveraged transactions, and may entail substantial risk of delays in payments of principal or interest or of defaults. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund has placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on the Fund investment adviser’s or subadviser’s investment analysis than would be the case if the Fund was investing in securities in the higher rating categories. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Management Risk

Each Fund is subject to management risk because it relies on the investment adviser’s and/or subadviser’s abilities to achieve its investment objective. A Fund’s investment adviser or subadviser manages the Fund based on its assessment of economic, financial, and market factors and its investment judgment. The investment adviser or subadviser may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. A

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Fund’s investment adviser or subadviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Management risk includes the risk that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives, or that the timing of movements from one type of security to another could have a negative effect on the overall investment performance of the Fund.

•	Market Risk

The values of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable broad market developments, which may affect securities markets generally or particular industries, sectors, or issuers. The values of a Fund’s investments may decline as a result of a number of such factors, including actual or perceived changes in general economic and market conditions, changes in interest rates, currency rates, or other rates of exchange, and changes in economic and competitive industry conditions. The possibility that security prices in general will decline over short or even extended periods subjects a Fund to unpredictable declines in the value of its shares, as well as potentially extended periods of poor performance.

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Equity Markets Risk. Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

•	Mortgage- and Asset-Backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk (as described under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk (as described under “Credit Risk” and under “Valuation Risk” and “Liquidity Risk”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The types of mortgages underlying securities held by the Fund may differ and may be affected differently by market factors. For example, the Fund’s investments in residential mortgage-

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backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell.

The Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

•	Non-Diversification Risk

A “non-diversified” mutual fund may purchase larger positions in a smaller number of issuers than may a diversified mutual fund. Therefore, an increase or decrease in the value of the securities of a single issuer may have a greater impact on the Fund’s NAV.

•	Preferred Stock Risk

Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, if interest rates rise, the dividends on preferred stocks may be less attractive, causing the prices of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Real Estate Investment Trust Risk

An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

•	Repurchase Agreement Risk

A Fund may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

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•	Risk of Investment in other Funds or Pools

A Fund may invest in other investment companies or pooled vehicles, including closed-end funds, trusts, and exchange-traded funds (ETFs), that are advised by the Fund’s investment adviser or subadviser or its affiliates or by unaffiliated parties, to the extent permitted by applicable law. As a shareholder in an investment company, the Fund, and indirectly that Fund’s shareholders, would bear its ratable share of the investment company’s expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. Where an investment company or pooled investment vehicle offers multiple classes of shares or interests, a Fund will seek to invest in the class with the lowest expenses to the Fund, although there is no guarantee that it will be able to do so. The underlying funds may change their investment objectives or policies without the approval of a Fund. If an underlying fund were to change its investment objective or policies, a Fund may be forced to withdraw its investment from the underlying fund at a disadvantageous time. To the extent that a Fund invests a significant portion of its assets in an underlying fund, it will be particularly sensitive to the risks associated with that underlying fund. Underlying funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater adverse impact on the underlying fund’s NAV.

In managing the Fund, the Fund’s investment adviser or subadviser will have authority to select and substitute underlying funds. The Fund’s investment adviser or subadviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the investment adviser or subadviser or an affiliate, or in a pool managed by an unaffiliated manager, and may have an economic or other incentive to select the pool managed by it or its affiliate over another pool that may be more appropriate for the Fund. A Fund’s investment adviser or subadviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to them by some underlying funds may be higher than the fees paid to them by the Fund or by other funds available for investment by the Fund. A Fund’s investment adviser or subadviser or an affiliate may receive fees from underlying funds which they advise or subadvise, in addition to fees paid to the investment adviser or subadviser by the Fund, and therefore may have an incentive to invest the Fund’s assets in such funds. Similarly, the investment adviser or subadviser have a financial incentive to invest the Fund’s assets in affiliated underlying funds with higher fees than other affiliated and unaffiliated funds available for investment by the Fund. Furthermore, the investment adviser or subadviser may have an incentive to take into account the effect on an underlying fund in which a Fund may invest in determining whether, and under what circumstances, to purchase or sell interests in the pool; the interests of the underlying fund or pool may or may not be consistent with those of the Fund.

•	Select Cayman Fund Risk

To the extent it invests in the Select Cayman Fund, the BlackRock Global Allocation Fund will be indirectly exposed to the risks associated with the Select Cayman Fund’s investments. The commodity- related instruments held by the Select Cayman Fund will generally be subject to the risks of commodities-related investments described above. The Select Cayman Fund will not be registered under the 1940 Act, and will not be subject to all the investor protections of the 1940 Act. However, the BlackRock Global Allocation Fund wholly owns and controls the Select Cayman Fund, and the BlackRock Global Allocation Fund and the Select Cayman Fund will both be subadvised by BlackRock. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the BlackRock Global Allocation Fund and/or the Select Cayman Fund to operate as described in this Prospectus and the SAI and could adversely affect the BlackRock Global Allocation Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Select Cayman Fund. If Cayman Islands law changes such that the Select Cayman Fund must pay Cayman Islands taxes, BlackRock Global Allocation Fund shareholders would likely suffer decreased investment returns.

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•	Short Sales Risk

If a Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money a Fund may lose on a short sale. A Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

•	Smaller and Mid-Cap Company Risk

Smaller companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s investment adviser or subadviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may be subject to many of the same risks.

•	U.S. Government Securities Risk

U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Although Fannie Mae and Freddie Mac are now under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful. Investments in these securities are also subject to interest rate risk, prepayment risk, extension risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

•	Valuation Risk

Due to the nature of some Fund’s investments and the market environment, a portion of a Fund’s assets may be valued at fair value pursuant to guidelines established by the Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon sale of a security. In addition, to the extent a Fund sells a security at a price lower than the price it has been using to value the security, its NAV will be adversely affected. If a Fund has overvalued securities it holds, you may pay too much for the Fund’s shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

•	Value Company Risk

A Fund may purchase some equity securities at prices below what the investment adviser or subadviser believes to be their fundamental value. The Funds bear the risk that the price of these securities may not increase to reflect what the investment adviser or subadviser believes to be their fundamental value or that the investment adviser or subadviser may have overestimated their fundamental value or that it may take a substantial period of time to realize that value.

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Management of the Funds

Investment Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2010, MassMutual, together with its subsidiaries, had assets under management of approximately $448.3 billion.

In 2010, each Fund paid MassMutual an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the PIMCO Total Return Fund; .55% for the Strategic Bond Fund; .60% for the Strategic Balanced Fund; .80% for the BlackRock Global Allocation Fund; .50% for the Diversified Value Fund; .65% for the Fundamental Value Fund; .70% for the Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .70% for the Core Opportunities Fund; .65% for the Blue Chip Growth Fund; .65% for the Large Cap Growth Fund; .73% for the Growth Opportunities Fund; .15% for the NASDAQ-100 Fund; .69% for the Focused Value Fund; .70% for the Mid-Cap Value Fund; .75% for the Small Cap Value Equity Fund; .85% for the Small Company Value Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .85% for the Small Company Growth Fund; .90% for the Diversified International Fund; 1.00% for the Overseas Fund; and .05% for each of the Destination Retirement Funds.

A discussion regarding the basis for the Trustees approving any investment advisory contract of the Funds is either available in the Funds’ semiannual report to shareholders dated June 30, 2010 or annual report to shareholders dated December 31, 2010, or will be available in the Funds’ semiannual report to shareholders dated June 30, 2011.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0100% to .3744% for Class S shares; .0459% to .4744% for Class Y shares; .1459% to .6244% for Class L and Class A shares; .1959% to .6744% for Class N shares. The rate for Class Z shares of the PIMCO Total Return Fund is .0200%. The rate for Class Z shares of the Fundamental Value Fund, Focused Value Fund, Small Cap Growth Equity Fund and Overseas Fund is .0700%. The rate for Class Z shares of the Indexed Equity Fund is .0855%. The rate for Class Z shares of the Small Company Value Fund and Mid Cap Growth Equity II Fund is .0600%.

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Retirement Services Asset Allocation Committee, led by Bruce Picard Jr., CFA. Mr. Picard, an Investment Director for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2005. Prior to joining MassMutual, Mr. Picard was a Vice President at Loomis, Sayles & Co. LP, where he worked in various positions covering research, portfolio analysis and product development for the company’s Specialty Growth and mutual fund units. In addition to Mr. Picard, the regular members of MassMutual’s Retirement Services Asset Allocation Committee include Michael Eldredge, CFA and Frederick (Rick) Schulitz, CFA. Mr. Eldredge, a Vice President for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2008. He leads a team of investment professionals who conduct money manager research for the MassMutual Investment Program. Prior to joining MassMutual, Mr. Eldredge was a Vice President at ING US Financial Services, where he worked in various positions covering investment due diligence and fund analysis for the company’s Fund Strategy and Due Diligence unit. Mr. Schulitz, an Investment Director for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2006. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING, covering retirement and investment marketing, communications and strategic alliances.

The MassMutual Retirement Services Investment Services Group is also responsible for determining the allocation of portfolio assets and/or cash flows among subadvisers for those Funds with multiple subadvisers.

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Subadvisers and Portfolio Managers

MassMutual contracts with the following subadvisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages the investments of the Diversified International Fund and a portion of the portfolio of the Overseas Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2010, AllianceBernstein managed approximately $478 billion in assets.

Sharon E. Fay, CFA

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund, which are managed on a team basis. Ms. Fay was named head of AllianceBernstein Equities in July 2010, and is responsible for overseeing the portfolio management and research activities relating to all growth and value investment portfolios. In addition, Ms. Fay serves as CIO of Global Value Equities, overseeing the portfolio management and research activities related to cross-border and non-U.S. value investment portfolios. From 1999 to 2006, she was CIO of European and UK Value Equities, serving as Co-CIO from 2003-2006 after being named CIO of Global Value Equities in 2003. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value Equities. Prior to that, she had been a Senior Portfolio Manager of International Value Equities since 1995. Ms. Fay joined the firm in 1990 as a Research Analyst.

Kevin F. Simms

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund, which are managed on a team basis. Mr. Simms, an AllianceBernstein Partner, was named Co-CIO of International Value Equities in 2003, which he has assumed in addition to his role as Global Director of Value Research, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as Director of Research for Emerging Markets Value Equities. He joined Bernstein in 1992 as a Research Analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities.

Henry S. D’Auria, CFA

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund, which are managed on a team basis. Mr. D’Auria was named Co-CIO of International Value Equities in 2003, adding to his responsibilities as CIO of Emerging Markets Value Equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of the firm’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as Director of Research of Small Cap Value Equities and Director of Research of Emerging Markets Value Equities. Mr. D’Auria joined the firm in 1991 as a Research Analyst covering consumer and natural-gas companies, and he later covered the financial services industry.

Eric J. Franco, CFA

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund, which are managed on a team basis. Mr. Franco joined the firm in 1998 as a Senior Portfolio Manager. His efforts focus on the firm’s quantitative and risk control strategies within Value Equities. Mr. Franco also works extensively with international and global value clients, primarily in North America. Prior to joining the firm, he was an actuary in the consulting practice at Kwasha Lipton for 16 years, working with large multinationals on the design and funding of pension and other employee benefits plans.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at JPMorgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages a portion of the Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of Old Mutual Asset Management (U.S.) LLC, which is a subsidiary of Old Mutual plc, an international financial services group based in London, comprised of approximately 20 independent asset management firms. As of December 31, 2010, Barrow Hanley had approximately $60.3 billion in assets under management.

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James S. McClure, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. McClure has been a Managing Director at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. McClure was employed by Goldman Sachs Asset Management as a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 39-year investment career, he has served as the Chief Investment Officer, and then President and Chief Operating Officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company.

John P. Harloe, CFA

is a portfolio manager for the Small Cap Value Equity Fund. Mr. Harloe has been a Managing Director at Barrow Hanley since 1995. Prior to joining Barrow Hanley, Mr. Harloe was employed by Sterling Capital Management, where he served as a vice president and equity portfolio manager/analyst for nine years. During the remainder of his 35-year investment career, Mr. Harloe worked with James S. McClure at American National Insurance Company, American Capital Management and Research, and Oppenheimer & Co., Inc.

BlackRock Investment Management, LLC (“BlackRock”), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, manages the investments of the BlackRock Global Allocation Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, which is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had approximately $3.6 trillion in investment company and other portfolio assets under management as of December 31, 2010. The BlackRock Global Allocation Fund is managed by a team of financial professionals. The following individuals are primarily responsible for the day to day management of the Fund.

Dennis W. Stattman, CFA

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Strattman has been a Managing Director of BlackRock, Inc. since 2006. Previously, he was a Managing Director of Merrill Lynch Investment Managers L.P. (“MLIM”) from 2000 to 2006.

Dan Chamby, CFA

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio. Mr. Chamby has been a Managing Director of BlackRock, Inc. since 2007. He was a Director of BlackRock, Inc. in 2006 and previously was an Associate Portfolio Manager of MLIM from 2003 to 2006.

Romualdo Roldan, PhD

is jointly responsible for the day-to-day management of the BlackRock Global Allocation Fund’s portfolio. Mr. Roldan has been a Managing Director of BlackRock, Inc. since 2008. He was a Director of BlackRock, Inc. from 2006 to 2007 and previously was a Portfolio Manager with BlackRock or MLIM since 1998.

Brandywine Global Investment Management, LLC (“Brandywine Global”), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, manages a portion of the portfolio of the Diversified Value Fund. Founded in 1986, Brandywine Global offers an array of equity, fixed income, and balanced portfolios that invest in U.S., international, and global markets. The firm is a wholly owned, independently operated subsidiary of Legg Mason, Inc., and is headquartered in Philadelphia with an office in San Francisco. Brandywine Global also operates two affiliated companies with offices in Singapore and London. As of December 31, 2010, Brandywine Global managed approximately $32 billion in assets.

Brandywine Global replaced AllianceBernstein L.P. as a co-subadviser of the Diversified Value Fund on January 11, 2010.

Joseph J. Kirby

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Kirby is lead portfolio manager for Brandywine Global’s Diversified Large Cap Value Equity and the Diversified Large Cap 130/30

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strategies. He serves as a portfolio manager and securities analyst on the Diversified Value Equity team. Mr. Kirby contributes to the quantitative and fundamental analysis of securities for the Diversified Value Equity portfolios by consistently applying Brandywine Global’s disciplined management exclusionary process. Since joining the firm and Diversified Team in 1995, he has been involved in each aspect of the portfolio process, including leading the trading efforts for all Diversified portfolios from 1997 through 2000. Prior to joining Brandywine Global, Mr. Kirby was with CoreStates Financial Corporation as an auditor (1992-1994).

Henry F. Otto

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Otto, Managing Director and Portfolio Manager of Brandywine Global, is the founder and co-lead portfolio manager of Brandywine Global’s Diversified Value Equity strategies. Prior to joining Brandywine Global in 1988, he was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance (1984-1987), and the Chicago Board of Trade as a financial economist developing financial-based futures and options (1982-1984). Mr. Otto is a member of the firm’s Executive Board.

Steven M. Tonkovich

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Tonkovich, Managing Director and Portfolio Manager of Brandywine Global, is co-lead portfolio manager of the Diversified Value Equity strategies. He plays an integral role in the team’s continual refinement of the Diversified Value Equity investment process and the firm’s ongoing research into value investing. Prior to joining the firm in 1989, he was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department (1987-1989); and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant (1986-1987). Mr. Tonkovich is a member of the firm’s Executive Board.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, manages the investments of the Large Cap Value Fund. As of December 31, 2010, Davis had approximately $71.3 billion in assets under management.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the Growth Opportunities Fund. DMC is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. (“Delaware Investments”). As of December 31, 2010, Delaware Investments had approximately $150.3 billion in assets under management.

Jeffrey S. Van Harte, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Van Harte is a Senior Vice President and Chief Investment Officer – Focus Growth Equity. He is the chief investment officer for the Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth and global growth portfolios. Prior to joining Delaware Investments in April 2005 in his current position, Mr. Van Harte was a principal and executive vice president at Transamerica Investment Management. He has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980.

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Christopher J. Bonavico, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Bonavico is a Vice President, Senior Portfolio Manager and Equity Analyst. He joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth and global growth portfolios. Mr. Bonavico was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed subadvised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers.

Christopher M. Ericksen, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Ericksen is a Vice President, Portfolio Manager and Equity Analyst. He joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth and global growth portfolios. Mr. Ericksen was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management.

Daniel J. Prislin, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Prislin is a Vice President, Senior Portfolio Manager and Equity Analyst. He joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth and global growth portfolios. Mr. Prislin was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed subadvised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group.

Eagle Asset Management, Inc. (“Eagle”), located at 880 Carillon Parkway, St. Petersburg, Florida 33716, manages a portion of the portfolio of the Small Company Growth Fund. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., a St. Petersburg, Florida-based financial services company. As of December 31, 2010, Eagle managed approximately $17.4 billion in assets.

Bert L. Boksen

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Boksen is a Managing Director at Eagle and has over 30 years of investment experience. He has portfolio management responsibilities for all of Eagle’s small cap growth equity accounts. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen began his investing career as an analyst at Standard and Poor’s.

Eric Mintz, CFA

is a portfolio manager of a portion of the Small Company Growth Fund. Mr. Mintz has been a Portfolio Co-Manager since February 2011 and a Senior Research Analyst at Eagle since 2005. He is responsible for the day-to-day management of the Fund. Previously, Mr. Mintz served as Assistant Portfolio Manager since 2008. Prior to joining Eagle, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.

EARNEST Partners, LLC (“Earnest Partners”), located at 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309, manages a portion of the portfolio of the Small Company Value Fund. Earnest Partners manages small-, mid- and large-cap equity investment products as well as fixed income products. As of December 31, 2010, Earnest Partners advised approximately $17.4 billion in assets.

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Paul E. Viera

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Viera is the founder of Earnest Partners, an investment firm responsible for overseeing approximately $17.4 billion. In 1993, he developed Return Pattern Recognition®, the investment methodology used to select equities at Earnest Partners. Previously, Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined Invesco, where he became a Global Partner and senior member of its Investment Committee. Mr. Viera is a member of the Atlanta Society of Financial Analysts and has over 25 years of investment experience.

Federated Clover Investment Advisors (“Federated Clover”), a division of Federated Global Investment Management Corp., located at 400 Meridian Centre, Suite 200, Rochester, New York 14618, manages a portion of the portfolio of the Small Company Value Fund. Federated Global Investment Management Corp. is a wholly owned subsidiary of Federated Investors, Inc. Federated Clover was known as Clover Capital Management, Inc. prior to its acquisition by Federated Investors, Inc. in December 2008. As of December 31, 2010, Federated Investors, Inc. had discretionary management authority with respect to approximately $358.2 billion of assets.

Lawrence R. Creatura, CFA

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Creatura is a Vice President and Portfolio Manager at Federated Clover, conducting equity research in the Consumer Discretionary, Consumer Staples and Technology sectors. Prior to joining Federated Clover in 1994, Mr. Creatura spent several years in laser research and development for industrial and medical applications.

Stephen K. Gutch, CFA

is a portfolio manager of a portion of the Small Company Value Fund. Mr. Gutch is a Vice President and Senior Portfolio Manager at Federated Clover, overseeing the firm’s portfolio management effort. Mr. Gutch also conducts investment research in the Financial Services sector. Prior to joining Federated Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm’s financial services hedge fund. Previous to this, he spent five years managing the financial services portfolio at Fulcrum Investment Group.

Frontier Capital Management Company, LLC (“Frontier”), located at 99 Summer Street, Boston, Massachusetts 02110, manages a portion of the portfolio of the Mid Cap Growth Equity II Fund. Frontier was founded in 1980 and since 2000 has been a Delaware limited liability company with senior professionals of the firm sharing ownership with Affiliated Managers Group, Inc. As of December 31, 2010, Frontier had approximately $9.95 billion in assets under management.

Frontier was added as a co-subadviser of the Mid Cap Growth Equity II Fund on August 30, 2010.

Stephen M. Knightly, CFA

is the lead portfolio manager of a portion of the Mid Cap Growth Equity II Fund. Mr. Knightly joined Frontier in 1992. He has been the lead portfolio manager for Frontier’s mid-cap growth portfolios since 2005. He has been the President of Frontier since 2010.

Christopher J. Scarpa

is portfolio manager of a portion of the Mid Cap Growth Equity II Fund. Mr. Scarpa joined Frontier in 2001 as an equity research analyst. In 2005, he became co-team leader of Frontier’s research strategies and assumed assistant portfolio management responsibilities for Frontier’s mid-cap growth portfolios in 2010.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investments of the Focused Value Fund and a portion of the portfolio of the Overseas Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis”). Natixis is a wholly-owned subsidiary of Natixis Global Asset Management. Harris managed approximately $61.5 billion in assets as of December 31, 2010.

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Robert M. Levy, CFA

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy is the Chairman and Chief Investment Officer, Domestic Equity, of Harris. He has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Michael J. Mangan, CFA, CPA

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Mangan is a Portfolio Manager at Harris and has over 22 years of investment experience. He joined the firm in 1997.

David G. Herro, CFA

is a portfolio manager of a portion of the Overseas Fund. Mr. Herro is the Chief Investment Officer, International Equities, of Harris. Prior to joining Harris in 1992, Mr. Herro worked as a portfolio manager for The Principal Financial Group from 1986 to 1989 and as a portfolio manager for The State of Wisconsin Investment Board from 1989 to 1992.

Robert A. Taylor, CFA

is a portfolio manager of a portion of the Overseas Fund. Mr. Taylor has over 16 years of investment experience. He joined Harris as an international analyst in 1994 and has been the Director of International Research since 2004.

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10167, manages a portion of the portfolio of the Strategic Balanced Fund. J.P. Morgan manages portfolios for corporations, governments and endowments, as well as for many of the largest corporate retirement plans in the nation. As of December 31, 2010, J.P. Morgan and its affiliates had approximately $1,298 billion in assets under management.

Thomas Luddy, CFA

is a portfolio manager of a portion of the Strategic Balanced Fund. Mr. Luddy is a Managing Director and portfolio manager in the U.S. Equity Group with responsibility for the Large Cap Core and Large Cap Core Plus 130/30 strategies. Mr. Luddy joined J.P. Morgan in 1976 and has held numerous key positions in the firm, including global head of equity, head of equity research and chief investment officer. Mr. Luddy began his career as an equity research analyst, and became a portfolio manager in 1982.

Susan Bao, CFA

is a portfolio manager of a portion of the Strategic Balanced Fund. Ms. Bao is a Managing Director and portfolio manager in the U.S. Equity Group. Ms. Bao joined J.P. Morgan in 1997 and manages Large Cap Core mandates and co-manages the Large Cap Core Plus 130/30 strategy. Previously, Ms. Bao was responsible for the implementation of U.S. equity analyst portfolios and was a member of the Structured Equity team.

Jeroen Huysinga

is a portfolio manager of a portion of the Strategic Balanced Fund. Mr. Huysinga, Managing Director, joined J.P. Morgan as a portfolio manager in 1997.

Gerd Woort-Menker

is a portfolio manager of a portion of the Strategic Balanced Fund. Mr. Woort-Menker, Managing Director, joined J.P. Morgan in 1987 as a research analyst and later became the head of European research and global research, before becoming a portfolio manager in 1999.

Georgina Perceval Maxwell

is a portfolio manager of a portion of the Strategic Balanced Fund. Ms. Maxwell, Managing Director, joined J.P. Morgan as a portfolio manager in 1997.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) located at One Financial Center, Boston, Massachusetts 02111, manages a portion of the portfolio of the Diversified Value Fund. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which owns, in addition to Loomis Sayles, a number of other asset

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management and distribution and service entities. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. As of December 31, 2010, Loomis Sayles managed approximately $151.6 billion in assets.

Loomis Sayles replaced AllianceBernstein L.P. as a co-subadviser of the Diversified Value Fund on January 11, 2010.

Warren N. Koontz, Jr., CFA

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Koontz is a Vice President of Loomis Sayles and a portfolio manager for its large cap value group. Mr. Koontz also serves as Chief Investment Officer of Loomis Sayles’ large cap value strategy. Mr. Koontz joined Loomis Sayles in 1995. Prior to joining Loomis Sayles, Mr. Koontz worked as a senior portfolio manager with Comerica Bank, where he was solely responsible for the management of several high profile investment relationships and was actively involved in the investment policy committee. Mr. Koontz also served as Chief Investment Officer for The Jeffrey Company, a private investment firm. Additionally, he worked for the Public Employees’ Retirement System of Ohio as a securities analyst and assistant investment officer.

James L. Carroll, CFA

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Carroll is a Vice President of Loomis Sayles and a portfolio manager for its equity group. Mr. Carroll joined Loomis Sayles in 1996. Prior to joining Loomis Sayles, Mr. Carroll was a Managing Director for PaineWebber where he was recognized by Institutional Investor magazine and Greenwich Research Associates as one of the country’s top energy analysts. Mr. Carroll also served as co-manager of PaineWebber’s Performance Portfolio. Prior to PaineWebber, Mr. Carroll served as Vice President of Rotan Mosle Inc., a Houston-based energy research investment boutique, where he worked as an oil service analyst. Prior to that, Mr. Carroll was Assistant Vice President and portfolio manager at National Bank of Detroit, focusing on chemical, insurance and oil industries.

Arthur Barry, CFA

is a portfolio manager of a portion of the Diversified Value Fund. Mr. Barry is a Vice President of Loomis Sayles and a portfolio manager for its large cap value group. Mr. Barry joined Loomis Sayles in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President of State Street Research & Management and portfolio manager for its Large Cap Value Fund. Previously, Mr. Barry was a senior portfolio manager at Invesco Capital Management where he was a member of its large cap value investment team responsible for $1 billion in institutional client accounts. Prior to that, Mr. Barry was a portfolio manager at Federated Research Corp., first as lead portfolio manager for its Capital Appreciation Fund before assuming leadership of its American Leaders Fund. In 2000, he was recognized as one of the Top 100 portfolio managers by Barron’s in its annual ranking of mutual fund stockpickers.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). As of December 31, 2010, the MFS organization had approximately $219 billion in net assets under management.

Daniel Ling

is a portfolio manager of a portion of the Overseas Fund. Mr. Ling, an Investment Officer of MFS, has been employed in the investment area of MFS since 2006, becoming a portfolio manager in 2009. Prior to joining MFS in 2006, Mr. Ling was an Investment Manager for Lion Capital Management in Singapore.

Marcus L. Smith

is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, an Investment Officer of MFS, joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001.

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NFJ Investment Group LLC (“NFJ”), located at 2100 Ross Avenue, Suite 700, Dallas, Texas 75201, manages a portion of the portfolio of the Mid-Cap Value Fund. NFJ is a direct subsidiary of Allianz Global Investors Capital LLC (“AGI Capital”) and is organized as a Delaware limited liability company. AGI Capital is a subsidiary of Allianz Global Investors, the asset management arm of Allianz SE, one of the world’s largest financial services providers. AGI Capital provides oversight with respect to the investment management services provided by NFJ. AGI Capital also provides best-in-class services across non-investment related functions. As of December 31, 2010, NFJ managed approximately $35.88 billion in assets.

NFJ replaced Cooke & Bieler, L.P. as a co-subadviser of the Mid-Cap Value Fund on March 10, 2010.

Thomas W. Oliver, CFA, CPA

is a portfolio manager of a portion of the Mid-Cap Value Fund. Mr. Oliver is a Managing Director and Portfolio Manager of NFJ. Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation which he joined in 1999. He began his career as an auditor with Deloitte & Touche in 1995. Mr. Oliver has over 15 years of experience in accounting, reporting, financial analysis and portfolio management.

Ben J. Fischer, CFA

is a portfolio manager of a portion of the Mid-Cap Value Fund. Mr. Fischer is a Managing Director of NFJ and is a founding partner of NFJ. Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank which he joined in 1971. Previous to this, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. Mr. Fischer has over 45 years of experience in portfolio management, investment analysis and research.

Jeff N. Reed, CFA

is a portfolio manager of a portion of the Mid-Cap Value Fund. Mr. Reed is a Senior Vice President and Portfolio Manager of NFJ. Mr. Reed has over four years of experience in investment and financial analysis. He began his career as a credit analyst at Frost Bank in 2003, and then attended the University of Texas, where he received his MBA. Upon completion of business school in 2007, Mr. Reed joined NFJ.

Northern Trust Investments, Inc. (“NTI”), located at 50 South LaSalle Street, Chicago, Illinois 60603, manages the investments of the Indexed Equity Fund and the NASDAQ-100 Fund. NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois state banking corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of December 31, 2010, Northern Trust Corporation, through its subsidiaries, had assets under custody of $4.1 trillion and assets under investment management of $643.6 billion.

Brent Reeder

is primarily responsible for the day-to-day management of the Indexed Equity Fund and the NASDAQ-100 Fund. Mr. Reeder is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Reeder joined NTI in 1993, and has been a member of the quantitative management group for domestic index products and manages quantitative equity portfolios.

Pacific Investment Management Company LLC (“PIMCO”), located at 840 Newport Center Drive, Newport Beach, California 92660, manages the investments of the PIMCO Total Return Fund. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. with a minority interest held by PIMCO Partners, LLC, a California limited liability company. As of December 31, 2010, PIMCO had approximately $1.24 trillion in assets under management.

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William H. Gross

is the portfolio manager of the PIMCO Total Return Fund. Mr. Gross is a founder of PIMCO, managing director and co-CIO in the Newport Beach office. He has been associated with PIMCO for more than 38 years and oversees the management of more than $1 trillion of fixed income securities. Among the awards he has received, Morningstar named Mr. Gross and his investment team Fixed Income Manager of the Decade for 2000-2009 and Fixed Income Manager of the Year for 1998, 2000, and 2007 (the first three-time recipient of Manager of the Year). In 2000, Mr. Gross received the Bond Market Association’s Distinguished Service Award. In 1996, he became the first portfolio manager inducted into the Fixed Income Analysts Society’s hall of fame for his major contributions to the advancement of fixed income analysis and portfolio management.

Pyramis Global Advisors, LLC (“Pyramis”), located at 900 Salem Street, Smithfield, Rhode Island 02917, manages the investments of the Value Equity Fund. FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Pyramis. Pyramis will be primarily responsible for choosing investments for the Fund. As of December 31, 2010, Pyramis had approximately $37.7 billion in assets under management.

Ciaran O’Neill

is the portfolio manager of the Value Equity Fund, which he has managed since August 2006. Since joining Fidelity Investments in 1995, Mr. O’Neill has worked as a research analyst and since 2001, he has served as a portfolio manager for mutual funds and other accounts. Mr. O’Neill left Fidelity briefly in April of 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O’Neill returned to Pyramis in May of 2005 as a portfolio manager of mutual funds and separate accounts.

Rainier Investment Management, Inc. (“Rainier”), located at 601 Union Street, Seattle, Washington 98101, manages the investments of the Large Cap Growth Fund. Rainier is an employee owned company. As of December 31, 2010, Rainier managed approximately $18.8 billion in assets.

James R. Margard, CFA

is a portfolio manager of the Large Cap Growth Fund. Mr. Margard is the Chief Investment Officer, Director of Equity Management and Chairman of the Board. Prior to joining Rainier in 1985, he served as senior analyst and portfolio manager at Value Line, Inc. (New York), specializing in small-capitalization stocks.

Daniel M. Brewer, CFA

is a portfolio manager of the Large Cap Growth Fund. Mr. Brewer is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 2000, he was a portfolio manager and equity analyst at Laird Norton Trust Co. in Seattle.

Mark W. Broughton, CFA

is a portfolio manager of the Large Cap Growth Fund. Mr. Broughton is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 2002, he was lead portfolio manager of Blackrock Financial Management’s core equity product in Philadelphia.

Stacie L. Cowell, CFA

is a portfolio manager of the Large Cap Growth Fund. Ms. Cowell is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 2006, she was a senior vice president and lead portfolio manager at Invesco Funds Group from 1996 to 2004 and an analyst at Kennedy Capital Management in 2005.

Mark H. Dawson, CFA

is a portfolio manager of the Large Cap Growth Fund. Mr. Dawson is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 1996, he was a portfolio manager and director of research at Badgley, Phelps and Bell in Seattle.

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Andrea L. Durbin, CFA

is a portfolio manager of the Large Cap Growth Fund. Ms. Durbin is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 2002, she was a principal at Badgley, Phelps and Bell in Seattle where she served as Director of Fixed Income overseeing the management and trading of balanced and fixed-income portfolios.

Peter M. Musser, CFA

is a portfolio manager of the Large Cap Growth Fund. Mr. Musser is a Senior Portfolio Manager, Equity Research Analyst and Principal. Prior to joining Rainier in 1994, he was a general partner and senior vice president at Cable, Howse & Ragen.

Sands Capital Management, LLC (“Sands Capital”), located at 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209, manages a portion of the portfolio of the Growth Opportunities Fund. As of December 31, 2010, Sands Capital had approximately $16.06 billion in assets under management.

Frank M. Sands, Jr., CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Sands, Jr., Chief Investment Officer and Chief Executive Officer, has been with Sands Capital since June 2000. Before joining Sands Capital, he was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from August 1994 to June 2000.

Systematic Financial Management, L.P. (“Systematic”), located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666, manages a portion of the portfolio of the Mid-Cap Value Fund. Systematic was founded in 1982 and since 1995 has been a Delaware limited partnership with senior professionals of the firm sharing ownership with Affiliated Managers Group, Inc. As of December 31, 2010, Systematic had approximately $9.6 billion in assets under management.

Ronald M. Mushock, CFA

is the lead portfolio manager of a portion of the Mid-Cap Value Fund. Mr. Mushock has been the lead portfolio manager for all of Systematic’s mid cap portfolios since their inception in 2000 and all of Systematic’s small/mid cap portfolios since their inception in 2002. Mr. Mushock became a partner of Systematic in 2005.

D. Kevin McCreesh, CFA

is a portfolio manager of a portion of the Mid-Cap Value Fund. Mr. McCreesh has been the Chief Investment Officer for Systematic since 2004 and has oversight responsibilities for all client portfolios. In addition, Mr. McCreesh serves as the lead portfolio manager for Systematic’s large and small cap portfolios. Mr. McCreesh joined Systematic as a portfolio manager in 1996.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Blue Chip Growth Fund and a portion of the portfolio of the Mid Cap Growth Equity II Fund and the Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2010, T. Rowe Price had approximately $482 billion in assets under management.

Larry J. Puglia, CFA, CPA

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman of the T. Rowe Price Blue Chip Growth Fund, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President of T. Rowe Price. Mr. Puglia joined T. Rowe Price in 1990.

Brian W.H. Berghuis, CFA

is the portfolio manager of a portion of the Mid Cap Growth Equity II Fund. Mr. Berghuis, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1985.

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Preston G. Athey, CFA, CIC

is the portfolio manager of a portion of the Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing T. Rowe Price’s portion of the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Equity Portfolio Manager for T. Rowe Price. Mr. Athey has been managing investments since 1982.

The Boston Company Asset Management, LLC (“The Boston Company”) located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108, manages a portion of the portfolio of the Core Opportunities Fund and the Small Company Growth Fund. The Boston Company was founded in 1970 and manages approximately $39.4 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowments and foundation clients and subadvised relationships, as of December 31, 2010. The Boston Company is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operates in 36 countries and serves more than 100 markets.

The Boston Company was added as a co-subadviser of the Core Opportunities Fund on March 31, 2010.

Sean P. Fitzgibbon, CFA

is a portfolio manager for a portion of the Core Opportunities Fund. Mr. Fitzgibbon is a Senior Managing Director of The Boston Company, Team Leader for The Boston Company’s Global Core Equity Team and Lead Portfolio Manager for the U.S. Large Cap Core, Emerging Markets Core and Multi-Alpha Market Neutral Equity strategies and Portfolio Manager on the U.S. Large Cap Core 130/30 and Global Core Equity strategies. He is also responsible for research coverage of the U.S. health care sector. Prior to joining The Boston Company in 2003, Mr. Fitzgibbon worked for The Boston Company’s affiliate Standish Mellon Asset Management, where he most recently served as Vice President, leading the Large Core Equity Team and guiding portfolio strategy and stock selection at the firm.

Jeffrey D. McGrew, CFA

is a portfolio manager for a portion of the Core Opportunities Fund. Mr. McGrew is a Managing Director of The Boston Company, a member of The Boston Company’s Global Core Equity team and Lead Portfolio Manager for the U.S. Large Cap Core 130/30 Equity strategy and a Portfolio Manager on the U.S. Large Cap Core Equity strategy. He is also responsible for research coverage of the global financial and technology sectors and U.S. telecom. Prior to joining The Boston Company in 2003, Mr. McGrew worked for The Boston Company’s affiliate Standish Mellon Asset Management. Previous to that, he served as an Equity Analyst at Fidelity Investments, conducting research on the technology, financial and telecommunication sectors.

B. Randall Watts, Jr., CFA

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. Watts is a Senior Managing Director of The Boston Company and the Lead Portfolio Manager on The Boston Company’s U.S. Small, Small Mid and Micro Cap Growth Investment Team. He also conducts research covering the technology software, internet and media industries and acts as a Portfolio Manager on the Dreyfus Mid-Cap Growth Fund. Prior to joining The Boston Company, Mr. Watts served as a Portfolio Manager at Westfield Capital where he was responsible for more than $500 million in small and mid capitalization portfolios. Prior to that, he was an Equity Analyst with Freedom Capital Management.

P. Hans von der Luft

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. von der Luft is a Director of The Boston Company and an Equity Research Analyst on The Boston Company’s U.S. Small, Small Mid and Micro Cap Growth Investment Team, primarily responsible for covering the health care sector. Prior to joining The Boston Company, Mr. von der Luft was an Equity Analyst at McDonald Investments, where his responsibilities included covering medical technology, device and hospital supply sectors. In addition to his research responsibilities, Mr. von der Luft published regular industry and company-specific reports to institutional clients and retail branches on medical technology stocks. Previous to that, he was an Equity Research Analyst for the health care sector at Tucker Anthony, Rodman & Renshaw.

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Turner Investment Partners, Inc. (“Turner”), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, manages a portion of the portfolio of the Mid Cap Growth Equity Fund. Founded in 1990, Turner is an independent investment management firm. As of December 31, 2010, Turner had approximately $18 billion in assets under management.

Christopher K. McHugh

is the lead portfolio manager of a portion of the Mid Cap Growth Equity Fund. Mr. McHugh co-founded Turner in 1990. He is a Vice Chairman and Senior Portfolio Manager at Turner and has 25 years of experience. Prior to co-founding Turner, Mr. McHugh was employed at Provident Capital Management. Mr. McHugh serves on the Board of Trustees for Philadelphia University and is an affiliate member of CFA Society of Philadelphia.

Victory Capital Management Inc. (“Victory”), located at 127 Public Square, Cleveland, Ohio 44114, manages a portion of the portfolio of the Core Opportunities Fund. Victory, a New York corporation registered as an investment adviser with the SEC, is a second-tier subsidiary of KeyCorp. As of December 31, 2010, Victory and its affiliates managed approximately $35 billion of assets for individual and institutional clients.

Lawrence G. Babin, CFA

is the lead portfolio manager of a portion of the Core Opportunities Fund. Mr. Babin is a Chief Investment Officer and Senior Managing Director of Victory and has been with Victory or an affiliate since 1982.

Paul D. Danes

is the portfolio manager of a portion of the Core Opportunities Fund. Mr. Danes is a Senior Portfolio Manager and Managing Director of Victory and has been associated with Victory or an affiliate since 1987.

Carolyn M. Rains

is the associate portfolio manager of a portion of the Core Opportunities Fund. Ms. Rains is a Portfolio Manager and a Managing Director of Victory and has been with Victory or an affiliate since 1998.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar Avenue, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. As of December 31, 2010, Waddell & Reed had approximately $83.7 billion in assets under management.

Gilbert C. Scott

A Senior Vice President and Portfolio Manager for Waddell & Reed, Mr. Scott is responsible for the day-to-day management of a portion of the Small Cap Growth Equity Fund. Mr. Scott is also portfolio manager of Waddell & Reed’s small cap style. He joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. Scott was affiliated with Hallmark Cards as a project manager in Strategy/Marketing Finance.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the Fundamental Value Fund and a portion of the portfolio of the Mid Cap Growth Equity Fund, the Small Cap Value Equity Fund and the Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2010, Wellington Management had investment management authority with respect to approximately $634 billion in assets.

Karen H. Grimes, CFA

has served as portfolio manager of the Fundamental Value Fund since 2008. Ms. Grimes is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1995.

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Michael T. Carmen, CFA

has served as portfolio manager of a portion of the Mid Cap Growth Equity Fund since 2007. Mr. Carmen is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1999.

Mario E. Abularach, CFA

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2007. Mr. Abularach is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Shaun F. Pedersen

has served as portfolio manager of a portion of the Small Cap Value Equity Fund since 2009. Mr. Pedersen is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2004.

Timothy J. McCormack, CFA

has been involved in portfolio management and securities analysis for the Small Cap Value Equity Fund since 2009. Mr. McCormack is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2000.

Kenneth L. Abrams

has served as portfolio manager of the portion of the Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Abrams is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1986.

Daniel J. Fitzpatrick, CFA

has been involved in portfolio investment and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Fitzpatrick is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 1998.

Steven C. Angeli, CFA

has served as portfolio manager of the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2004. Mr. Angeli is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1994.

Stephen Mortimer

has been involved in portfolio management and securities analysis for the portion of the Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006 and for the portion of the Mid Cap Growth Equity Fund managed by Wellington Management since 2010. Mr. Mortimer is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2001.

Western Asset Management Company (“Western Asset”), established in 1971, is located at 385 E. Colorado Boulevard, Pasadena, California 91101. Western Asset Management Company Limited (“Western Asset Limited”) was founded in 1984 and is located at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom. As of December 31, 2010, total assets under management by Western Asset and Western Asset Limited were approximately $408.7 billion and $45.2 billion, respectively. Western Asset Limited is affiliated with Western Asset, jointly managing the Strategic Bond Fund and the Strategic Balanced Fund. Western Asset Limited provides certain subadvisory services relating to currency transactions and investments in non-U.S. dollar

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denominated securities and related foreign currency instruments. Expertise from Western Asset Limited’s investment professionals add local sector investment experience as well as the ability to trade in local markets. Western Asset and Western Asset Limited maintain constant interaction and coordination between their investment professionals to maintain a unified and cohesive investment management approach.

Stephen A. Walsh

is Western’s Chief Investment Officer and a portfolio manager of the Funds. Mr. Walsh has 29 years of industry experience, 20 of them with the Firm. Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

S. Kenneth Leech

is Western’s Chief Investment Officer Emeritis and a portfolio manager of the Funds. Mr. Leech has 33 years of industry experience, 21 of them with the Firm. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Mark S. Lindbloom

is a portfolio manager of the Funds. Mr. Lindbloom has 32 years of industry experience, six of them with the Firm. Previously, he worked as a portfolio manager at Citigroup Asset Management and Brown Brothers Harriman & Co.

Carl L. Eichstaedt

is a portfolio manager of the Funds. Mr. Eichstaedt has 24 years of industry experience, 17 of them with the Firm. Previously, he worked as a portfolio manager at Harris Investment Management and Security Pacific Investment Management Company.

Michael C. Buchanan

is Western’s Head of Credit and a portfolio manager of the Funds. Mr. Buchanan has 20 years of industry experience, six of them with the Firm. Previously, he was the Head of U.S. Credit Products at Credit Suisse Asset Management and worked as a portfolio manager for Janus Capital Management, BlackRock Financial Management and Conseco Capital Management.

Keith J. Gardner

is Western’s Head of Developing Markets and a portfolio manager of the Funds. Mr. Gardner has 28 years of industry experience, 17 of them with the Firm. Previously, he worked as a portfolio manager at Legg Mason, Inc. and T. Rowe Price Associates, Inc.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the SEC to permit MassMutual to change subadvisers or hire new subadvisers for a number of the series of MassMutual Select Funds (the “Trust”) from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a subadviser in a quick, efficient and cost-effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.

Other Information

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of

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Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and Indexed Equity Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively. The Funds cannot predict the outcome of this proceeding. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

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About the Classes of Shares – Class Z, S, Y, L, A and N Shares

Each Fund other than the BlackRock Global Allocation Fund, Large Cap Growth Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund and Destination Retirement 2045 Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N shares. In addition, the PIMCO Total Return Fund, Fundamental Value Fund, Indexed Equity Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund and Overseas Fund also offer Class Z shares. The BlackRock Global Allocation Fund, Large Cap Growth Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund and Destination Retirement 2045 Fund do not offer Class N shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

All Classes of a Fund may not be available in every state. Currently, only Class A shares of each Fund are available in New Hampshire and Nebraska.

Class Z, Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Code, Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $25 million for Class Z shares, $50 million for Class S shares, $5 million for Class Y shares and $1 million for Class L shares.

Class Z shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $25 million.

Class S shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $50 million.

Class Y shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

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•	Other institutional investors with assets generally in excess of $5 million.

Class L shares may also be purchased by:

•	Other institutional investors with assets generally in excess of $1 million.

Class A and Class N shares may also be purchased by:

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services. There is no minimum plan or institutional investor size to purchase Class A or Class N shares.

Class A and Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Sales Charges by Class

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the NAV to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) / Front-End Sales Charge (As a Percentage of Net Amount Invested)/Concession (As a Percentage of Offering Price) for Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%

Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000- $249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000- $499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000- $999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

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To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http://www.massmutual.com/funds.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Select Funds.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or .50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original NAV. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in NAV over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

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Sales Charge Waivers by Class

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more of any one or more of the Funds.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a portfolio manager of the Fund.

Waivers of Class A and Class N Contingent Deferred Sales Charges

The Class A and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A and Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A and Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

[1]

The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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Distribution Plans and Payments to Intermediaries

Shareholder and Distribution Fees.  Class Z, S, Y, L and N shares of each Fund are purchased without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class Z, S, Y and L shares do not have deferred sales charges or any Rule 12b-1 fees. Class A shares are sold at NAV per share plus an initial sales charge.

Distribution and Service (Rule 12b-1) Fees. The Funds have adopted Rule 12b-1 Plans for Class A and Class N shares of the Funds.

Under the Class A Rule 12b-1 Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Class A Rule 12b-1 Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor may retain a portion of these fees, or may pay the full amount to brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Rule 12b-1 Plans, each Fund pays the Distributor an annual distribution fee of .25%. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses. Each Fund also pays .25% in service fees to MassMutual, through the Distributor, each year under the Class N Rule 12b-1 Plans. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. MassMutual or the Distributor, as the case may be, may retain a portion of the fees described above, or may pay the full amount to brokers or other financial intermediaries.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may not be more than 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .35% of the amount invested to intermediaries who provide services on behalf of Class Z (except for the PIMCO Total Return Fund and Indexed Equity Fund), Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual from its own assets. The payments on account of Class Z (except for the PIMCO Total Return Fund and Indexed Equity Fund), Class S, Class Y, Class L, Class A or Class N shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Z (except for the PIMCO Total Return Fund and Indexed Equity Fund), Class S, Class Y or Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees.” Annual compensation paid on account of Class Z (except for the PIMCO Total Return Fund and Indexed Equity Fund), Class S, Class Y, Class L, Class A or Class N shares will be paid quarterly, in arrears.

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MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of shares of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their NAV plus any initial sales charge that applies (see “Determining Net Asset Value” below). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. If you purchase shares through an intermediary, then, in order for your purchase to be based on a Fund’s next determined NAV, the intermediary must receive your request before the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), and the intermediary must subsequently communicate the request properly to the Funds. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one Business Day) and can suspend purchases if it is in their best interest. A “Business Day” is every day the NYSE is open.

The Funds redeem their shares at their next NAV computed after your redemption request is received by the transfer agent, MassMutual or another intermediary. If you redeem shares through an intermediary, then, in order for your redemption price to be based on a Fund’s next determined NAV, the intermediary must receive your request before the close of regular trading on the NYSE, and the intermediary must subsequently communicate the request properly to the Funds. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into any Fund (except the Strategic Bond Fund), however, will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days.

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Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

How to Invest

When you buy shares of a Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Frequent Trading Policies

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage, and do not accommodate, excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

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Determining Net Asset Value

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each day the NYSE is open for trading. The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing NAVs as reported on each Business Day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Trustees, and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the Business Day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each Business Day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the NYSE is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

The Funds’ valuation methods are more fully described in the SAI.

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Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. A Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments, including without limitation, direct investments in commodities and certain commodity-related instruments. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gains that are distributed in a timely manner to its shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In addition, a Fund that fails to distribute at least 98% of its ordinary income for a calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) plus any retained amount from the prior year generally will be subject to a non-deductible 4% excise tax on the undistributed amount.

Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e., gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain dividends may be eligible for the dividends-received deduction for corporate shareholders to the extent they are reported as such. Dividends reported as capital gain dividends (relating to gains from the sale of capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether the special tax treatment of qualified dividend income and the long-term capital gain rate reduction will be extended for taxable years beginning on or after January 1, 2013.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s NAV on the first Business Day after the record date for the distribution, at the option of the shareholder.

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Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax as long-term or short-term capital gain. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the BlackRock Global Allocation Fund, Diversified International Fund and Overseas Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the BlackRock Global Allocation Fund, Diversified International Fund and Overseas Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays. If any of these Funds makes this election, a shareholder of the Fund must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

Dividends (other than capital gain dividends) paid by a Fund to a person who is not a “United States person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning before January 1, 2012, a Fund generally is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Fund. The Funds, however, do not intend to report the portion of their distributions that would qualify as interest-related or short-term capital gain dividends. Capital gain dividends generally will not be subject to withholding.

The discussion above is very general. Shareholders should consult their tax advisers for more information about the effect that an investment in a Fund could have on their own tax situations, including possible federal, state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  211  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND

	Class A		Class L		Class Y		Class S		Class N		Class Z
	Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.12		0.13		0.13		0.14		0.11		0.16
Net realized and unrealized gain (loss) on investments	0.16		0.15		0.16		0.14		0.15		0.15

Total income (loss) from investment operations	0.28		0.28		0.29		0.28		0.26		0.31

Less distributions to shareholders:
From net investment income	(0.11)		(0.13)		(0.12)		(0.13)		(0.10)		(0.14)
From net realized gains	(0.08)		(0.08)		(0.08)		(0.08)		(0.08)		(0.08)

Total distributions	(0.19)		(0.21)		(0.20)		(0.21)		(0.18)		(0.22)

Net asset value, end of period	$10.09		$10.07		$10.09		$10.07		$10.08		$10.09

Total Return^	2.89%	**^^	2.81%	**	2.98%	**	2.88%	**	2.70%	**^^	3.13%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$708,198		$27,909		$516,171		$29,273		$9,825		$3,658
Ratio of expenses to average daily net assets	0.87%	*	0.77%	*	0.69%	*	0.57%	*	1.12%	*	0.42%	*
Net investment income (loss) to average daily net assets	2.34%	*	2.57%	*	2.51%	*	2.77%	*	2.12%	*	3.15%	*
Portfolio turnover rate	299%	**	299%	**	299%	**	299%	**	299%	**	299%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  212  –

MASSMUTUAL SELECT STRATEGIC BOND FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.14	$8.37	$10.00	$9.99	$9.97

Income (loss) from investment operations:
Net investment income (loss)***	0.36	0.45	0.51	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.54	1.09	(1.39)	(0.08)	(0.03)

Total income (loss) from investment operations	0.90	1.54	(0.88)	0.38	0.40

Less distributions to shareholders:
From net investment income	(0.48)	(0.77)	(0.49)	(0.37)	(0.38)
From net realized gains	-	-	(0.26)	-	-

Total distributions	(0.48)	(0.77)	(0.75)	(0.37)	(0.38)

Net asset value, end of year	$9.56	$9.14	$8.37	$10.00	$9.99

Total Return^,^^	10.00%	18.39%	(8.60% )	3.95%	3.99%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$54,043	$62,233	$67,723	$82,172	$39,420
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.11%	1.10%	1.09%	1.11%
After expense waiver	N/A	N/A	1.07% #	1.00% #	0.96% #
Net investment income (loss) to average daily net assets	3.68%	5.02%	5.25%	4.59%	4.28%
Portfolio turnover rate	267%	66%	74%	248%	162%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.16	$8.39	$10.03	$10.01	$9.98

Income (loss) from investment operations:
Net investment income (loss)***	0.38	0.47	0.55	0.49	0.46
Net realized and unrealized gain (loss) on investments	0.55	1.10	(1.41)	(0.08)	(0.03)

Total income (loss) from investment operations	0.93	1.57	(0.86)	0.41	0.43

Less distributions to shareholders:
From net investment income	(0.51)	(0.80)	(0.52)	(0.39)	(0.40)
From net realized gains	-	-	(0.26)	-	-

Total distributions	(0.51)	(0.80)	(0.78)	(0.39)	(0.40)

Net asset value, end of year	$9.58	$9.16	$8.39	$10.03	$10.01

Total Return^	10.34%	18.70%	(8.42% )	4.23%	4.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$41,764	$36,382	$20,994	$29,782	$17,942
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	0.86%	0.85%	0.84%	0.86%
After expense waiver	N/A	N/A	0.82% #	0.75% #	0.71% #
Net investment income (loss) to average daily net assets	3.88%	5.06%	5.68%	4.83%	4.53%
Portfolio turnover rate	267%	66%	74%	248%	162%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  213  –

MASSMUTUAL SELECT STRATEGIC BOND FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.18	$8.40	$10.04	$10.02	$9.98

Income (loss) from investment operations:
Net investment income (loss)***	0.40	0.49	0.56	0.49	0.46
Net realized and unrealized gain (loss) on investments	0.54	1.10	(1.41)	(0.08)	(0.03)

Total income (loss) from investment operations	0.94	1.59	(0.85)	0.41	0.43

Less distributions to shareholders:
From net investment income	(0.51)	(0.81)	(0.53)	(0.39)	(0.39)
From net realized gains	-	-	(0.26)	-	-

Total distributions	(0.51)	(0.81)	(0.79)	(0.39)	(0.39)

Net asset value, end of year	$9.61	$9.18	$8.40	$10.04	$10.02

Total Return^	10.46%	18.90%	(8.30% )	4.26%	4.38%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$28,610	$56,838	$63,385	$150,260	$109,603
Ratio of expenses to average daily net assets	0.71%	0.71%	0.70%	0.69%	0.70%
Net investment income (loss) to average daily net assets	4.12%	5.41%	5.73%	4.87%	4.53%
Portfolio turnover rate	267%	66%	74%	248%	162%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.18	$8.40	$10.04	$10.02	$9.99

Income (loss) from investment operations:
Net investment income (loss)***	0.40	0.50	0.56	0.50	0.46
Net realized and unrealized gain (loss) on investments	0.55	1.09	(1.40)	(0.08)	(0.03)

Total income (loss) from investment operations	0.95	1.59	(0.84)	0.42	0.43

Less distributions to shareholders:
From net investment income	(0.53)	(0.81)	(0.54)	(0.40)	(0.40)
From net realized gains	-	-	(0.26)	-	-

Total distributions	(0.53)	(0.81)	(0.80)	(0.40)	(0.40)

Net asset value, end of year	$9.60	$9.18	$8.40	$10.04	$10.02

Total Return^	10.51%	18.95%	(8.19% )	4.32%	4.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$48,222	$49,528	$53,079	$104,158	$71,375
Ratio of expenses to average daily net assets	0.66%	0.66%	0.65%	0.64%	0.65%
Net investment income (loss) to average daily net assets	4.10%	5.54%	5.78%	4.93%	4.56%
Portfolio turnover rate	267%	66%	74%	248%	162%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  214  –

MASSMUTUAL SELECT STRATEGIC BOND FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.14	$8.37	$9.96	$9.96	$9.96

Income (loss) from investment operations:
Net investment income (loss)***	0.32	0.42	0.46	0.43	0.40
Net realized and unrealized gain (loss) on investments	0.55	1.09	(1.37)	(0.08)	(0.03)

Total income (loss) from investment operations	0.87	1.51	(0.91)	0.35	0.37

Less distributions to shareholders:
From net investment income	(0.46)	(0.74)	(0.42)	(0.35)	(0.37)
From net realized gains	-	-	(0.26)	-	-

Total distributions	(0.46)	(0.74)	(0.68)	(0.35)	(0.37)

Net asset value, end of year	$9.55	$9.14	$8.37	$9.96	$9.96

Total Return^,^^	9.70%	17.95%	(8.86% )	3.62%	3.73%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$963	$820	$758	$3,560	$2,040
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.41%	1.40%	1.39%	1.41%
After expense waiver	N/A	N/A	1.35% #	1.30% #	1.26% #
Net investment income (loss) to average daily net assets	3.33%	4.70%	4.72%	4.28%	3.99%
Portfolio turnover rate	267%	66%	74%	248%	162%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  215  –

MASSMUTUAL SELECT STRATEGIC BALANCED FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.41	$7.46	$10.86	$11.42	$10.56

Income (loss) from investment operations:
Net investment income (loss)***	0.17	0.20	0.27	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.91	1.95	(3.15)	(0.01)	0.97

Total income (loss) from investment operations	1.08	2.15	(2.88)	0.25	1.21

Less distributions to shareholders:
From net investment income	(0.14)	(0.20)	(0.48)	(0.25)	(0.24)
From net realized gains	-	-	(0.04)	(0.56)	(0.11)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.14)	(0.20)	(0.52)	(0.81)	(0.35)

Net asset value, end of year	$10.35	$9.41	$7.46	$10.86	$11.42

Total Return^,^^	11.78%	28.52%	(26.48% )	2.20%	11.54%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$7,732	$8,924	$13,400	$27,308	$32,130
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.36%	1.28%	1.24%	1.23%
After expense waiver	N/A	N/A	N/A	1.24% ##	1.21% #
Net investment income (loss) to average daily net assets	1.75%	2.50%	2.70%	2.25%	2.16%
Portfolio turnover rate	281%	89%	111%	113%	85%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.40	$7.47	$10.88	$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss)***	0.19	0.22	0.31	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.92	1.94	(3.17)	(0.02)	0.98

Total income (loss) from investment operations	1.11	2.16	(2.86)	0.27	1.24

Less distributions to shareholders:
From net investment income	(0.17)	(0.23)	(0.51)	(0.28)	(0.26)
From net realized gains	-	-	(0.04)	(0.56)	(0.11)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.17)	(0.23)	(0.55)	(0.84)	(0.37)

Net asset value, end of year	$10.34	$9.40	$7.47	$10.88	$11.45

Total Return^	11.97%	28.77%	(26.17% )	2.42%	11.73%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$35,220	$37,320	$41,913	$78,846	$94,872
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	1.11%	1.03%	0.99%	0.98%
After expense waiver	N/A	N/A	N/A	0.99% ##	0.96% #
Net investment income (loss) to average daily net assets	1.99%	2.71%	3.19%	2.50%	2.39%
Portfolio turnover rate	281%	89%	111%	113%	85%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  216  –

MASSMUTUAL SELECT STRATEGIC BALANCED FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.39	$7.46	$10.86	$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss)***	0.21	0.24	0.33	0.31	0.28
Net realized and unrealized gain (loss) on investments	0.91	1.93	(3.17)	(0.02)	0.98

Total income (loss) from investment operations	1.12	2.17	(2.84)	0.29	1.26

Less distributions to shareholders:
From net investment income	(0.18)	(0.24)	(0.52)	(0.32)	(0.28)
From net realized gains	-	-	(0.04)	(0.56)	(0.11)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.18)	(0.24)	(0.56)	(0.88)	(0.39)

Net asset value, end of year	$10.33	$9.39	$7.46	$10.86	$11.45

Total Return^	12.09%	29.15%	(26.19% )	2.68%	11.90%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$18,362	$25,323	$28,906	$78,883	$95,028
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	0.96%	0.88%	0.84%	0.83%
After expense waiver	N/A	N/A	N/A	0.84% ##	0.81% #
Net investment income (loss) to average daily net assets	2.15%	2.90%	3.29%	2.64%	2.54%
Portfolio turnover rate	281%	89%	111%	113%	85%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.35	$7.44	$10.85	$11.45	$10.58

Income (loss) from investment operations:
Net investment income (loss)***	0.20	0.24	0.33	0.32	0.29
Net realized and unrealized gain (loss) on investments	0.93	1.92	(3.16)	(0.02)	0.98

Total income (loss) from investment operations	1.13	2.16	(2.83)	0.30	1.27

Less distributions to shareholders:
From net investment income	(0.19)	(0.25)	(0.53)	(0.34)	(0.29)
From net realized gains	-	-	(0.04)	(0.56)	(0.11)
Tax return of capital	-	-	(0.01)	-	-

Total distributions	(0.19)	(0.25)	(0.58)	(0.90)	(0.40)

Net asset value, end of year	$10.29	$9.35	$7.44	$10.85	$11.45

Total Return^	12.13%	29.20%	(26.12% )	2.69%	11.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,182	$4,309	$11,176	$29,026	$23,044
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	0.91%	0.83%	0.79%	0.78%
After expense waiver	N/A	N/A	N/A	0.79% ##	0.76% #
Net investment income (loss) to average daily net assets	2.06%	2.84%	3.35%	2.74%	2.60%
Portfolio turnover rate	281%	89%	111%	113%	85%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  217  –

MASSMUTUAL SELECT STRATEGIC BALANCED FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.36	$7.45	$10.82	$11.41	$10.56

Income (loss) from investment operations:
Net investment income (loss)***	0.14	0.18	0.23	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.91	1.92	(3.11)	(0.02)	0.97

Total income (loss) from investment operations	1.05	2.10	(2.88)	0.21	1.17

Less distributions to shareholders:
From net investment income	(0.12)	(0.19)	(0.45)	(0.24)	(0.21)
From net realized gains	-	-	(0.04)	(0.56)	(0.11)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.12)	(0.19)	(0.49)	(0.80)	(0.32)

Net asset value, end of year	$10.29	$9.36	$7.45	$10.82	$11.41

Total Return^,^^	11.33%	28.15%	(26.67% )	1.87%	11.21%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$474	$522	$424	$894	$572
Ratio of expenses to average daily net assets:
Before expense waiver	1.71%	1.66%	1.58%	1.54%	1.53%
After expense waiver	N/A	N/A	N/A	1.54% ##	1.51% #
Net investment income (loss) to average daily net assets	1.44%	2.15%	2.37%	1.99%	1.83%
Portfolio turnover rate	281%	89%	111%	113%	85%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  218  –

MASSMUTUAL SELECT BLACKROCK GLOBAL ALLOCATION FUND

	Class A
	Year Ended 12/31/10		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.11		0.00	†
Net realized and unrealized gain (loss) on investments	0.84		(0.10)

Total income (loss) from investment operations	0.95		(0.10)

Less distributions to shareholders:
From net investment income	(0.08)		-

Total distributions	(0.08)		-

Net asset value, end of period	$10.77		$9.90

Total Return^,^^	9.46%		(1.00%	)**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,432		$99
Ratio of expenses to average daily net assets:
Before expense waiver‡‡	1.45%		1.83%	*
After expense waiver‡‡	1.36%	#	1.36%	*#
Short sale dividend and loan expense to average daily net assets‡‡‡	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver##	1.45%		N/A
After expense waiver##	1.36%	#	N/A
Net investment income (loss) to average daily net assets	1.10%		0.08%	*
Portfolio turnover rate	46%		21%	**!

	Class L
	Year Ended 12/31/10		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.13		0.01
Net realized and unrealized gain (loss) on investments	0.83		(0.11)

Total income (loss) from investment operations	0.96		(0.10)

Less distributions to shareholders:
From net investment income	(0.07)		-
Tax return of capital	-		(0.00	)†

Total distributions	(0.07)		(0.00	)†

Net asset value, end of period	$10.79		$9.90

Total Return^	9.66%		(0.98%	) **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,852		$9,702
Ratio of expenses to average daily net assets:
Before expense waiver‡‡	1.20%		1.58%	*
After expense waiver‡‡	1.11%	#	1.11%	*#
Short sale dividend and loan expense to average daily net assets‡‡‡	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver##	1.20%		N/A
After expense waiver##	1.11%	#	N/A
Net investment income (loss) to average daily net assets	1.29%		0.64%	*
Portfolio turnover rate	46%		21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Statement of Operations.

–  219  –

MASSMUTUAL SELECT BLACKROCK GLOBAL ALLOCATION FUND

	Class Y
	Year Ended 12/31/10		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.16		0.00	†
Net realized and unrealized gain (loss) on investments	0.82		(0.10)

Total income (loss) from investment operations	0.98		(0.10)

Less distributions to shareholders:
From net investment income	(0.10)		-
Tax return of capital	-		(0.00	)†

Total distributions	(0.10)		(0.00	)†

Net asset value, end of period	$10.78		$9.90

Total Return^	9.93%		(0.97%	)**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,524		$99
Ratio of expenses to average daily net assets:
Before expense waiver‡‡	1.05%		1.43%	*
After expense waiver‡‡	0.96%	#	0.96%	*#
Short sale dividend and loan expense to average daily net assets‡‡‡	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver##	1.05%		N/A
After expense waiver##	0.96%	#	N/A
Net investment income (loss) to average daily net assets	1.52%		0.49%	*
Portfolio turnover rate	46%		21%	**!

	Class S
	Year Ended 12/31/10		Period Ended 12/31/09+
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.16		0.01
Net realized and unrealized gain (loss) on investments	0.83		(0.11)

Total income (loss) from investment operations	0.99		(0.10)

Less distributions to shareholders:
From net investment income	(0.10)		-
Tax return of capital	-		(0.00	)†

Total distributions	(0.10)		(0.00	)†

Net asset value, end of period	$10.79		$9.90

Total Return^	10.03%		(0.96%	) **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$556,739		$462,500
Ratio of expenses to average daily net assets:
Before expense waiver‡‡	0.95%		1.33%	*
After expense waiver‡‡	0.86%	#	0.86%	*#
Short sale dividend and loan expense to average daily net assets‡‡‡	0.00%	††	N/A
Ratio of expenses to average daily net assets:
Before expense waiver##	0.95%		N/A
After expense waiver##	0.86%	#	N/A
Net investment income (loss) to average daily net assets	1.54%		0.84%	*
Portfolio turnover rate	46%		21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Statement of Operations.

–  220  –

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.06	$6.83	$12.02	$13.08	$11.26

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.12	0.21	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.85	1.22	(5.15)	(0.59)	2.20

Total income (loss) from investment operations	0.96	1.34	(4.94)	(0.37)	2.40

Less distributions to shareholders:
From net investment income	(0.12)	(0.11)	(0.23)	(0.21)	(0.17)
From net realized gains	-	-	(0.02)	(0.48)	(0.41)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.12)	(0.11)	(0.25)	(0.69)	(0.58)

Net asset value, end of year	$8.90	$8.06	$6.83	$12.02	$13.08

Total Return^,^^	11.96%	19.57%	(41.03% )	(2.90% )	21.41%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$32,870	$45,592	$52,940	$108,293	$82,361
Ratio of expenses to average daily net assets	1.10%	1.10%	1.09%	1.08%	1.08%
Net investment income (loss) to average daily net assets	1.34%	1.73%	2.12%	1.64%	1.58%
Portfolio turnover rate	130%	68%	17%	17%	15%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.08	$6.85	$12.07	$13.13	$11.28

Income (loss) from investment operations:
Net investment income (loss)***	0.13	0.14	0.24	0.26	0.23
Net realized and unrealized gain (loss) on investments	0.86	1.22	(5.17)	(0.61)	2.22

Total income (loss) from investment operations	0.99	1.36	(4.93)	(0.35)	2.45

Less distributions to shareholders:
From net investment income	(0.15)	(0.13)	(0.27)	(0.23)	(0.19)
From net realized gains	-	-	(0.02)	(0.48)	(0.41)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.15)	(0.13)	(0.29)	(0.71)	(0.60)

Net asset value, end of year	$8.92	$8.08	$6.85	$12.07	$13.13

Total Return^	12.35%	19.85%	(40.83% )	(2.67% )	21.82%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$40,298	$42,209	$44,160	$86,154	$57,853
Ratio of expenses to average daily net assets	0.81%	0.81%	0.80%	0.79%	0.79%
Net investment income (loss) to average daily net assets	1.63%	2.06%	2.41%	1.93%	1.84%
Portfolio turnover rate	130%	68%	17%	17%	15%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  221  –

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.08	$6.85	$12.07	$13.12	$11.27

Income (loss) from investment operations:
Net investment income (loss)***	0.15	0.15	0.25	0.27	0.24
Net realized and unrealized gain (loss) on investments	0.85	1.21	(5.17)	(0.59)	2.22

Total income (loss) from investment operations	1.00	1.36	(4.92)	(0.32)	2.46

Less distributions to shareholders:
From net investment income	(0.16)	(0.13)	(0.28)	(0.25)	(0.20)
From net realized gains	-	-	(0.02)	(0.48)	(0.41)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.16)	(0.13)	(0.30)	(0.73)	(0.61)

Net asset value, end of year	$8.92	$8.08	$6.85	$12.07	$13.12

Total Return^	12.45%	19.92%	(40.74% )	(2.51% )	21.92%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33,138	$31,928	$54,181	$132,425	$142,836
Ratio of expenses to average daily net assets	0.70%	0.70%	0.69%	0.68%	0.68%
Net investment income (loss) to average daily net assets	1.78%	2.26%	2.49%	2.01%	1.95%
Portfolio turnover rate	130%	68%	17%	17%	15%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.08	$6.85	$12.09	$13.14	$11.28

Income (loss) from investment operations:
Net investment income (loss)***	0.15	0.15	0.26	0.28	0.25
Net realized and unrealized gain (loss) on investments	0.86	1.23	(5.19)	(0.59)	2.23

Total income (loss) from investment operations	1.01	1.38	(4.93)	(0.31)	2.48

Less distributions to shareholders:
From net investment income	(0.17)	(0.15)	(0.29)	(0.26)	(0.21)
From net realized gains	-	-	(0.02)	(0.48)	(0.41)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.17)	(0.15)	(0.31)	(0.74)	(0.62)

Net asset value, end of year	$8.92	$8.08	$6.85	$12.09	$13.14

Total Return^	12.56%	20.10%	(40.73% )	(2.39% )	22.08%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$186,639	$200,237	$153,801	$316,945	$246,598
Ratio of expenses to average daily net assets	0.60%	0.60%	0.59%	0.58%	0.58%
Net investment income (loss) to average daily net assets	1.86%	2.20%	2.61%	2.12%	2.02%
Portfolio turnover rate	130%	68%	17%	17%	15%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  222  –

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.08	$6.85	$12.02	$13.09	$11.28

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.10	0.18	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.85	1.21	(5.14)	(0.60)	2.21

Total income (loss) from investment operations	0.93	1.31	(4.96)	(0.42)	2.37

Less distributions to shareholders:
From net investment income	(0.07)	(0.08)	(0.19)	(0.17)	(0.15)
From net realized gains	-	-	(0.02)	(0.48)	(0.41)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.07)	(0.08)	(0.21)	(0.65)	(0.56)

Net asset value, end of year	$8.94	$8.08	$6.85	$12.02	$13.09

Total Return^,^^	11.63%	19.07%	(41.28% )	(3.15% )	21.11%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$255	$556	$620	$2,486	$1,547
Ratio of expenses to average daily net assets	1.41%	1.41%	1.40%	1.39%	1.39%
Net investment income (loss) to average daily net assets	0.93%	1.41%	1.78%	1.33%	1.30%
Portfolio turnover rate	130%	68%	17%	17%	15%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  223  –

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.24	$7.48		$11.76	$12.28	$11.14

Income (loss) from investment operations:
Net investment income (loss)***	0.09	0.10		0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	1.13	1.66		(4.14)	0.84	2.16

Total income (loss) from investment operations	1.22	1.76		(4.00)	0.96	2.27

Less distributions to shareholders:
From net investment income	(0.10)	(0.00	)†	(0.15)	(0.11)	(0.11)
From net realized gains	-	-		(0.13)	(1.37)	(1.02)

Total distributions	(0.10)	(0.00	)†	(0.28)	(1.48)	(1.13)

Net asset value, end of year	$10.36	$9.24		$7.48	$11.76	$12.28

Total Return^,^^	13.46%	23.53%		(34.22% )	7.93%	20.54%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$293,195	$241,206		$176,524	$283,159	$310,438
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.24%		1.24%	1.23%	1.23%
After expense waiver	1.24% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.91%	1.24%		1.44%	0.94%	0.92%
Portfolio turnover rate	30%	47%		53%	37%	43%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.31	$7.52		$11.82	$12.33	$11.17

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.12		0.17	0.15	0.14
Net realized and unrealized gain (loss) on investments	1.14	1.67		(4.17)	0.85	2.18

Total income (loss) from investment operations	1.25	1.79		(4.00)	1.00	2.32

Less distributions to shareholders:
From net investment income	(0.11)	(0.00	)†	(0.17)	(0.14)	(0.14)
From net realized gains	-	-		(0.13)	(1.37)	(1.02)

Total distributions	(0.11)	(0.00	)†	(0.30)	(1.51)	(1.16)

Net asset value, end of year	$10.45	$9.31		$7.52	$11.82	$12.33

Total Return^	13.71%	23.81%		(34.04% )	8.22%	20.90%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$162,055	$168,790		$141,302	$264,796	$298,276
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	0.99%		0.99%	0.98%	0.98%
After expense waiver	0.99% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.15%	1.50%		1.68%	1.18%	1.18%
Portfolio turnover rate	30%	47%		53%	37%	43%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  224  –

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.33	$7.52		$11.84	$12.34	$11.19

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.13		0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	1.14	1.68		(4.18)	0.86	2.17

Total income (loss) from investment operations	1.26	1.81		(4.00)	1.03	2.33

Less distributions to shareholders:
From net investment income	(0.13)	(0.00	)†	(0.19)	(0.16)	(0.16)
From net realized gains	-	-		(0.13)	(1.37)	(1.02)

Total distributions	(0.13)	(0.00	)†	(0.32)	(1.53)	(1.18)

Net asset value, end of year	$10.46	$9.33		$7.52	$11.84	$12.34

Total Return^	13.81%	24.07%		(33.97% )	8.37%	21.05%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$133,797	$129,536		$92,098	$135,962	$134,485
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	0.84%		0.84%	0.83%	0.83%
After expense waiver	0.84% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.30%	1.63%		1.85%	1.33%	1.32%
Portfolio turnover rate	30%	47%		53%	37%	43%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.35	$7.53		$11.85	$12.36	$11.20

Income (loss) from investment operations:
Net investment income (loss)***	0.13	0.13		0.19	0.18	0.17
Net realized and unrealized gain (loss) on investments	1.14	1.69		(4.18)	0.85	2.17

Total income (loss) from investment operations	1.27	1.82		(3.99)	1.03	2.34

Less distributions to shareholders:
From net investment income	(0.13)	(0.00	)†	(0.20)	(0.17)	(0.16)
From net realized gains	-	-		(0.13)	(1.37)	(1.02)

Total distributions	(0.13)	(0.00	)†	(0.33)	(1.54)	(1.18)

Net asset value, end of year	$10.49	$9.35		$7.53	$11.85	$12.36

Total Return^	13.91%	24.17%		(33.98% )	8.50%	21.06%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$500,716	$446,975		$357,433	$560,524	$540,185
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	0.80%		0.80%	0.79%	0.79%
After expense waiver	0.80% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.35%	1.68%		1.88%	1.38%	1.37%
Portfolio turnover rate	30%	47%		53%	37%	43%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  225  –

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.13		$7.41		$11.66	$12.20	$11.07

Income (loss) from investment operations:
Net investment income (loss)***	0.06		0.07		0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.11		1.65		(4.10)	0.85	2.14

Total income (loss) from investment operations	1.17		1.72		(3.99)	0.93	2.21

Less distributions to shareholders:
From net investment income	(0.05)		(0.00	)†	(0.13)	(0.10)	(0.06)
From net realized gains	-		-		(0.13)	(1.37)	(1.02)

Total distributions	(0.05)		(0.00	)†	(0.26)	(1.47)	(1.08)

Net asset value, end of year	$10.25		$9.13		$7.41	$11.66	$12.20

Total Return^,^^	12.97%		23.21%		(34.42% )	7.68%	20.09%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,051		$2,403		$2,063	$2,807	$1,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%		1.54%		1.54%	1.53%	1.53%
After expense waiver	1.54%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.60%		0.95%		1.15%	0.65%	0.62%
Portfolio turnover rate	30%		47%		53%	37%	43%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$9.82

Income (loss) from investment operations:
Net investment income (loss)***	0.03
Net realized and unrealized gain (loss) on investments	0.63

Total income (loss) from investment operations	0.66

Net asset value, end of period	$10.48

Total Return^	6.72%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$107
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	*
After expense waiver	0.65%	*#
Net investment income (loss) to average daily net assets	1.98%	*
Portfolio turnover rate	30%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  226  –

MASSMUTUAL SELECT VALUE EQUITY FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.58	$5.39	$9.08	$10.07	$10.49

Income (loss) from investment operations:
Net investment income (loss)***	0.03	0.06	0.10	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.86	1.13	(3.59)	0.26	1.25

Total income (loss) from investment operations	0.89	1.19	(3.49)	0.34	1.32

Less distributions to shareholders:
From net investment income	(0.09)	-	(0.10)	(0.08)	(0.06)
From net realized gains	-	-	(0.10)	(1.25)	(1.68)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.09)	-	(0.20)	(1.33)	(1.74)

Net asset value, end of year	$7.38	$6.58	$5.39	$9.08	$10.07

Total Return^,^^	13.87%	22.08%	(38.67% )	3.45%	12.83%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$11,553	$10,965	$9,563	$19,179	$28,143
Ratio of expenses to average daily net assets	1.39%	1.41%	1.34%	1.31%	1.31%
Net investment income (loss) to average daily net assets	0.50%	1.04%	1.30%	0.76%	0.65%
Portfolio turnover rate	76%	142%	194%	145%	177%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.60	$5.39	$9.08	$10.08	$10.51

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.07	0.11	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.85	1.14	(3.58)	0.25	1.25

Total income (loss) from investment operations	0.90	1.21	(3.47)	0.36	1.35

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.12)	(0.11)	(0.10)
From net realized gains	-	-	(0.10)	(1.25)	(1.68)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.10)	-	(0.22)	(1.36)	(1.78)

Net asset value, end of year	$7.40	$6.60	$5.39	$9.08	$10.08

Total Return^	14.01%	22.45%	(38.48% )	3.70%	13.06%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,991	$1,689	$7,309	$12,234	$12,075
Ratio of expenses to average daily net assets	1.14%	1.15%	1.09%	1.06%	1.06%
Net investment income (loss) to average daily net assets	0.75%	1.31%	1.53%	1.04%	0.93%
Portfolio turnover rate	76%	142%	194%	145%	177%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  227  –

MASSMUTUAL SELECT VALUE EQUITY FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.64	$5.42	$9.15	$10.14	$10.55

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.08	0.13	0.12	0.12
Net realized and unrealized gain (loss) on Investments	0.87	1.14	(3.62)	0.26	1.26

Total income (loss) from investment operations	0.93	1.22	(3.49)	0.38	1.38

Less distributions to shareholders:
From net investment income	(0.12)	-	(0.14)	(0.12)	(0.11)
From net realized gains	-	-	(0.10)	(1.25)	(1.68)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.12)	-	(0.24)	(1.37)	(1.79)

Net asset value, end of year	$7.45	$6.64	$5.42	$9.15	$10.14

Total Return^	14.34%	22.51%	(38.45% )	3.87%	13.33%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,673	$2,664	$2,000	$2,913	$5,136
Ratio of expenses to average daily net assets	0.99%	1.01%	0.94%	0.90%	0.91%
Net investment income (loss) to average daily net assets	0.89%	1.46%	1.73%	1.14%	1.06%
Portfolio turnover rate	76%	142%	194%	145%	177%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.62	$5.41	$9.12	$10.12	$10.54

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.08	0.13	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.87	1.13	(3.60)	0.25	1.26

Total income (loss) from investment operations	0.93	1.21	(3.47)	0.38	1.38

Less distributions to shareholders:
From net investment income	(0.12)	-	(0.14)	(0.13)	(0.12)
From net realized gains	-	-	(0.10)	(1.25)	(1.68)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.12)	-	(0.24)	(1.38)	(1.80)

Net asset value, end of year	$7.43	$6.62	$5.41	$9.12	$10.12

Total Return^	14.38%	22.37%	(38.33% )	3.80%	13.40%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$16,434	$17,371	$26,225	$48,593	$52,627
Ratio of expenses to average daily net assets	0.94%	0.95%	0.89%	0.86%	0.86%
Net investment income (loss) to average daily net assets	0.94%	1.54%	1.76%	1.23%	1.11%
Portfolio turnover rate	76%	142%	194%	145%	177%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  228  –

MASSMUTUAL SELECT VALUE EQUITY FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.57	$5.40	$9.09	$10.09	$10.51

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.04	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.86	1.13	(3.58)	0.25	1.26

Total income (loss) from investment operations	0.87	1.17	(3.51)	0.30	1.30

Less distributions to shareholders:
From net investment income	(0.08)	-	(0.08)	(0.05)	(0.04)
From net realized gains	-	-	(0.10)	(1.25)	(1.68)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.08)	-	(0.18)	(1.30)	(1.72)

Net asset value, end of year	$7.36	$6.57	$5.40	$9.09	$10.09

Total Return^,^^	13.43%	21.67%	(38.86% )	3.10%	12.59%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$102	$94	$77	$130	$142
Ratio of expenses to average daily net assets	1.69%	1.71%	1.64%	1.61%	1.61%
Net investment income (loss) to average daily net assets	0.20%	0.75%	1.02%	0.48%	0.36%
Portfolio turnover rate	76%	142%	194%	145%	177%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  229  –

MASSMUTUAL SELECT LARGE CAP VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.45	$7.25	$12.53	$12.84	$11.28

Income (loss) from investment operations:
Net investment income (loss)***	0.04	0.04	0.06	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.14	2.19	(5.04)	0.43	1.56

Total income (loss) from investment operations	1.18	2.23	(4.98)	0.51	1.60

Less distributions to shareholders:
From net investment income	(0.09)	(0.03)	(0.07)	(0.09)	(0.04)
From net realized gains	-	-	(0.23)	(0.73)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.09)	(0.03)	(0.30)	(0.82)	(0.04)

Net asset value, end of year	$10.54	$9.45	$7.25	$12.53	$12.84

Total Return^,^^	12.48%	30.82%	(39.96% )	4.04%	14.21%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$155,189	$172,363	$193,387	$382,049	$401,790
Ratio of expenses to average daily net assets	1.26%	1.27%	1.26%	1.25%	1.25%
Net investment income (loss) to average daily net assets	0.42%	0.46%	0.53%	0.63%	0.37%
Portfolio turnover rate	10%	12%	17%	8%	18%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.47	$7.27	$12.59	$12.88	$11.32

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.05	0.08	0.12	0.07
Net realized and unrealized gain (loss) on investments	1.15	2.21	(5.08)	0.44	1.56

Total income (loss) from investment operations	1.21	2.26	(5.00)	0.56	1.63

Less distributions to shareholders:
From net investment income	(0.11)	(0.06)	(0.09)	(0.12)	(0.07)
From net realized gains	-	-	(0.23)	(0.73)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.11)	(0.06)	(0.32)	(0.85)	(0.07)

Net asset value, end of year	$10.57	$9.47	$7.27	$12.59	$12.88

Total Return^	12.81%	31.12%	(39.85% )	4.39%	14.42%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$78,893	$110,367	$119,982	$230,678	$397,105
Ratio of expenses to average daily net assets	1.01%	1.02%	1.01%	1.00%	1.00%
Net investment income (loss) to average daily net assets	0.65%	0.70%	0.78%	0.89%	0.63%
Portfolio turnover rate	10%	12%	17%	8%	18%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  230  –

MASSMUTUAL SELECT LARGE CAP VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.50	$7.29	$12.62	$12.91	$11.34

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.06	0.10	0.14	0.09
Net realized and unrealized gain (loss) on investments	1.15	2.23	(5.09)	0.44	1.57

Total income (loss) from investment operations	1.23	2.29	(4.99)	0.58	1.66

Less distributions to shareholders:
From net investment income	(0.13)	(0.08)	(0.10)	(0.14)	(0.09)
From net realized gains	-	-	(0.23)	(0.73)	-
Tax return of capital	-	-	(0.01)	-	-

Total distributions	(0.13)	(0.08)	(0.34)	(0.87)	(0.09)

Net asset value, end of year	$10.60	$9.50	$7.29	$12.62	$12.91

Total Return^	12.98%	31.39%	(39.72% )	4.53%	14.65%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$81,805	$82,157	$61,599	$136,253	$218,268
Ratio of expenses to average daily net assets	0.86%	0.87%	0.86%	0.85%	0.85%
Net investment income (loss) to average daily net assets	0.82%	0.82%	0.93%	1.05%	0.78%
Portfolio turnover rate	10%	12%	17%	8%	18%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.50	$7.29	$12.64	$12.93	$11.36

Income (loss) from investment operations:
Net investment income (loss)***	0.09	0.07	0.11	0.15	0.10
Net realized and unrealized gain (loss) on investments	1.15	2.22	(5.11)	0.45	1.57

Total income (loss) from investment operations	1.24	2.29	(5.00)	0.60	1.67

Less distributions to shareholders:
From net investment income	(0.14)	(0.08)	(0.11)	(0.16)	(0.10)
From net realized gains	-	-	(0.23)	(0.73)	-
Tax return of capital	-	-	(0.01)	-	-

Total distributions	(0.14)	(0.08)	(0.35)	(0.89)	(0.10)

Net asset value, end of year	$10.60	$9.50	$7.29	$12.64	$12.93

Total Return^	13.08%	31.48%	(39.73% )	4.68%	14.71%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$377,131	$365,567	$334,045	$655,609	$615,354
Ratio of expenses to average daily net assets	0.77%	0.78%	0.77%	0.76%	0.76%
Net investment income (loss) to average daily net assets	0.91%	0.92%	1.02%	1.11%	0.86%
Portfolio turnover rate	10%	12%	17%	8%	18%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  231  –

MASSMUTUAL SELECT LARGE CAP VALUE FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.36	$7.20	$12.47	$12.71	$11.17

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.01	0.03	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.13	2.18	(5.02)	0.43	1.54

Total income (loss) from investment operations	1.14	2.19	(4.99)	0.49	1.55

Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	(0.05)	-	(0.01)
From net realized gains	-	-	(0.23)	(0.73)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.06)	(0.03)	(0.28)	(0.73)	(0.01)

Net asset value, end of year	$10.44	$9.36	$7.20	$12.47	$12.71

Total Return^,^^	12.20%	30.36%	(40.18% )	3.90%	13.87%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$735	$926	$573	$569	$2,596
Ratio of expenses to average daily net assets	1.56%	1.57%	1.56%	1.55%	1.55%
Net investment income (loss) to average daily net assets	0.12%	0.10%	0.25%	0.46%	0.08%
Portfolio turnover rate	10%	12%	17%	8%	18%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  232  –

MASSMUTUAL SELECT INDEXED EQUITY FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.22	$8.21	$13.49	$13.03	$11.47

Income (loss) from investment operations:
Net investment income (loss)***	0.15	0.14	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	1.30	1.98	(5.24)	0.45	1.55

Total income (loss) from investment operations	1.45	2.12	(5.05)	0.63	1.71

Less distributions to shareholders:
From net investment income	(0.15)	(0.11)	(0.19)	(0.17)	(0.15)
From net realized gains	-	-	(0.04)	-	-
Tax return of capital	-	-	-	-	(0.00	)†

Total distributions	(0.15)	(0.11)	(0.23)	(0.17)	(0.15)

Net asset value, end of year	$11.52	$10.22	$8.21	$13.49	$13.03

Total Return^,^^	14.29%	25.83%	(37.44% )	4.82%	14.95%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$302,470	$241,090	$183,342	$311,185	$297,468
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	0.86%	0.86%	0.85%	0.85%
After expense waiver	0.66% #	0.66% #	0.66% #	0.65% #	0.67%	#
Net investment income (loss) to average daily net assets	1.39%	1.65%	1.66%	1.34%	1.30%
Portfolio turnover rate	5%	10%	5%	7%	4%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.26	$8.23	$13.54	$13.07	$11.50

Income (loss) from investment operations:
Net investment income (loss)***	0.17	0.17	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	1.33	1.98	(5.27)	0.45	1.57

Total income (loss) from investment operations	1.50	2.15	(5.05)	0.67	1.76

Less distributions to shareholders:
From net investment income	(0.18)	(0.12)	(0.22)	(0.20)	(0.19)
From net realized gains	-	-	(0.04)	-	-
Tax return of capital	-	-	-	-	(0.00	)†

Total distributions	(0.18)	(0.12)	(0.26)	(0.20)	(0.19)

Net asset value, end of year	$11.58	$10.26	$8.23	$13.54	$13.07

Total Return^	14.69%	26.09%	(37.33% )	5.14%	15.28%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$203,160	$156,894	$200,048	$351,221	$337,639
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	0.61%	0.61%	0.60%	0.60%
After expense waiver	0.41% #	0.41% #	0.41% #	0.40% #	0.42%	#
Net investment income (loss) to average daily net assets	1.65%	1.92%	1.91%	1.59%	1.56%
Portfolio turnover rate	5%	10%	5%	7%	4%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  233  –

MASSMUTUAL SELECT INDEXED EQUITY FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.27	$8.25	$13.56	$13.12	$11.54

Income (loss) from investment operations:
Net investment income (loss)***	0.17	0.16	0.21	0.21	0.19
Net realized and unrealized gain (loss) on investments	1.31	1.99	(5.26)	0.45	1.57

Total income (loss) from investment operations	1.48	2.15	(5.05)	0.66	1.76

Less distributions to shareholders:
From net investment income	(0.16)	(0.13)	(0.22)	(0.22)	(0.18)
From net realized gains	-	-	(0.04)	-	-
Tax return of capital	-	-	-	-	(0.00)†

Total distributions	(0.16)	(0.13)	(0.26)	(0.22)	(0.18)

Net asset value, end of year	$11.59	$10.27	$8.25	$13.56	$13.12

Total Return^	14.56%	26.03%	(37.31% )	5.01%	15.27%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$298,754	$307,391	$251,184	$431,199	$494,849
Ratio of expenses to average daily net assets	0.46%	0.46%	0.46%	0.45%	0.45%
Net investment income (loss) to average daily net assets	1.58%	1.85%	1.86%	1.53%	1.53%
Portfolio turnover rate	5%	10%	5%	7%	4%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.38	$8.33	$13.69	$13.25	$11.65

Income (loss) from investment operations:
Net investment income (loss)***	0.17	0.17	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	1.33	2.01	(5.32)	0.44	1.60

Total income (loss) from investment operations	1.50	2.18	(5.10)	0.66	1.79

Less distributions to shareholders:
From net investment income	(0.17)	(0.13)	(0.22)	(0.22)	(0.19)
From net realized gains	-	-	(0.04)	-	(0.00)†

Total distributions	(0.17)	(0.13)	(0.26)	(0.22)	(0.19)

Net asset value, end of year	$11.71	$10.38	$8.33	$13.69	$13.25

Total Return^	14.57%	26.16%	(37.31% )	5.00%	15.35%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$470,762	$425,981	$367,765	$710,278	$751,170
Ratio of expenses to average daily net assets	0.43%	0.43%	0.43%	0.42%	0.42%
Net investment income (loss) to average daily net assets	1.62%	1.88%	1.88%	1.56%	1.56%
Portfolio turnover rate	5%	10%	5%	7%	4%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  234  –

MASSMUTUAL SELECT INDEXED EQUITY FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.13	$8.14	$13.35	$12.90	$11.35

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.12	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.29	1.95	(5.17)	0.44	1.54

Total income (loss) from investment operations	1.40	2.07	(5.02)	0.58	1.66

Less distributions to shareholders:
From net investment income	(0.11)	(0.08)	(0.15)	(0.13)	(0.11)
From net realized gains	-	-	(0.04)	-	-

Total distributions	(0.11)	(0.08)	(0.19)	(0.13)	(0.11)

Net asset value, end of year	$11.42	$10.13	$8.14	$13.35	$12.90

Total Return^, ^^	13.94%	25.46%	(37.64% )	4.53%	14.67%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,982	$3,172	$2,540	$5,193	$5,079
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	1.16%	1.16%	1.15%	1.15%
After expense waiver	0.96% #	0.96% #	0.96% #	0.95% #	0.97% #
Net investment income (loss) to average daily net assets	1.09%	1.35%	1.33%	1.03%	1.00%
Portfolio turnover rate	5%	10%	5%	7%	4%

	Class Z
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.36	$8.32	$13.69	$13.25	$11.65

Income (loss) from investment operations:
Net investment income (loss)***	0.20	0.19	0.24	0.25	0.22
Net realized and unrealized gain (loss) on investments	1.33	2.00	(5.32)	0.45	1.59

Total income (loss) from investment operations	1.53	2.19	(5.08)	0.70	1.81

Less distributions to shareholders:
From net investment income	(0.19)	(0.15)	(0.25)	(0.26)	(0.21)
From net realized gains	-	-	(0.04)	-	(0.00)†

Total distributions	(0.19)	(0.15)	(0.29)	(0.26)	(0.21)

Net asset value, end of year	$11.70	$10.36	$8.32	$13.69	$13.25

Total Return^	14.93%	26.31%	(37.17% )	5.27%	15.59%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$693,596	$528,989	$404,065	$543,206	$373,069
Ratio of expenses to average daily net assets	0.21%	0.22%	0.21%	0.20%	0.20%
Net investment income (loss) to average daily net assets	1.84%	2.10%	2.13%	1.79%	1.78%
Portfolio turnover rate	5%	10%	5%	7%	4%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  235  –

MASSMUTUAL SELECT CORE OPPORTUNITIES FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.23	$6.48		$10.85	$10.72	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.04	0.04		0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.02	1.71		(4.20)	0.95	0.74

Total income (loss) from investment operations	1.06	1.75		(4.14)	1.01	0.75

Less distributions to shareholders:
From net investment income	(0.01)	-		(0.06)	(0.06)	(0.01)
From net realized gains	-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-	-		(0.01)	-	-

Total distributions	(0.01)	-		(0.23)	(0.88)	(0.03)

Net asset value, end of period	$9.28	$8.23		$6.48	$10.85	$10.72

Total Return^,^^	12.92%	27.01%		(38.61% )	9.52%	7.55%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$25,116	$21,391		$18,000	$26,462	$9,179
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	1.41%		1.38%	1.37%	1.67%	*
After expense waiver	N/A	1.39%	#	1.35% #	1.35% #	1.35%	*#
Net investment income (loss) to average daily net assets	0.47%	0.59%		0.63%	0.52%	0.13%	*
Portfolio turnover rate	103%	88%		141%	100%	79%	**

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.25	$6.49		$10.87	$10.73	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.06		0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments	1.03	1.70		(4.21)	0.95	0.74

Total income (loss) from investment operations	1.09	1.76		(4.13)	1.04	0.77

Less distributions to shareholders:
From net investment income	(0.04)	-		(0.08)	(0.08)	(0.02)
From net realized gains	-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-	-		(0.01)	-	-

Total distributions	(0.04)	-		(0.25)	(0.90)	(0.04)

Net asset value, end of period	$9.30	$8.25		$6.49	$10.87	$10.73

Total Return^	13.28%	27.12%		(38.43% )	9.75%	7.76%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,363	$5,055		$6,482	$9,123	$8,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	1.16%		1.13%	1.12%	1.42%	*
After expense waiver	N/A	1.14%	#	1.10% #	1.10% #	1.10%	*#
Net investment income (loss) to average daily net assets	0.77%	0.89%		0.89%	0.78%	0.43%	*
Portfolio turnover rate	103%	88%		141%	100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  236  –

MASSMUTUAL SELECT CORE OPPORTUNITIES FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27	$6.49		$10.88	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.07	0.07		0.10	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	1.04	1.71		(4.22)	0.95	0.79

Total income (loss) from investment operations	1.11	1.78		(4.12)	1.05	0.78

Less distributions to shareholders:
From net investment income	(0.03)	-		(0.10)	(0.09)	(0.02)
From net realized gains	-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-	-		(0.01)	-	-

Total distributions	(0.03)	-		(0.27)	(0.91)	(0.04)

Net asset value, end of period	$9.35	$8.27		$6.49	$10.88	$10.74

Total Return^	13.53%	27.43%		(38.36% )	9.89%	7.86%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,186	$6,431		$4,998	$7,490	$4,436
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	1.01%		0.98%	0.97%	1.27%	*
After expense waiver	N/A	0.99%	#	0.95% #	0.95% #	0.95%	*#
Net investment income (loss) to average daily net assets	0.87%	0.99%		1.03%	0.92%	(0.08%	)*
Portfolio turnover rate	103%	88%		141%	100%	79%	**

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.31	$6.52		$10.89	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.09	0.08		0.10	0.11	0.04
Net realized and unrealized gain (loss) on investments	1.02	1.71		(4.21)	0.96	0.75

Total income (loss) from investment operations	1.11	1.79		(4.11)	1.07	0.79

Less distributions to shareholders:
From net investment income	(0.04)	-		(0.09)	(0.10)	(0.03)
From net realized gains	-	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-	-		(0.01)	-	-

Total distributions	(0.04)	-		(0.26)	(0.92)	(0.05)

Net asset value, end of period	$9.38	$8.31		$6.52	$10.89	$10.74

Total Return^	13.52%	27.45%		(38.24% )	10.05%	7.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17,873	$2,061		$1,333	$11,069	$10,349
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	0.91%		0.88%	0.87%	1.17%	*
After expense waiver	N/A	0.90%	#	N/A	N/A	0.90%	*#
Net investment income (loss) to average daily net assets	1.01%	1.06%		1.03%	1.01%	0.53%	*
Portfolio turnover rate	103%	88%		141%	100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  237  –

MASSMUTUAL SELECT CORE OPPORTUNITIES FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27	$6.53		$10.85		$10.71	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.02		0.04		0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.03	1.72		(4.20)		0.94	0.75

Total income (loss) from investment operations	1.04	1.74		(4.16)		0.97	0.73

Less distributions to shareholders:
From net investment income	-	-		(0.00	)†	(0.01)	-
From net realized gains	-	-		(0.16)		(0.82)	(0.02)
Tax return of capital	-	-		(0.00	)†	-	-

Total distributions	-	-		(0.16)		(0.83)	(0.02)

Net asset value, end of period	$9.31	$8.27		$6.53		$10.85	$10.71

Total Return^,^^	12.58%	26.65%		(38.81%	)	9.16%	7.33%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$133	$109		$79		$109	$107
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	1.71%		1.68%		1.67%	1.97%	*
After expense waiver	N/A	1.69%	#	1.65%	#	1.65% #	1.65%	*#
Net investment income (loss) to average daily net assets	0.17%	0.29%		0.45%		0.23%	(0.22%	)*
Portfolio turnover rate	103%	88%		141%		100%	79%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  238  –

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.93		$6.26		$10.94		$9.75		$9.01

Income (loss) from investment operations:
Net investment income (loss)***	(0.03)		(0.02)		(0.02)		(0.00	)†	(0.01)
Net realized and unrealized gain (loss) on investments	1.46		2.69		(4.66)		1.19		0.75

Total income (loss) from investment operations	1.43		2.67		(4.68)		1.19		0.74

Less distributions to shareholders:
From net investment income	-		(0.00	)†	(0.00	)†	(0.00	)†	-

Total distributions	-		(0.00	)†	(0.00	)†	(0.00	)†	-

Net asset value, end of year	$10.36		$8.93		$6.26		$10.94		$9.75

Total Return^,^^	16.01%		42.68%		(42.77%	)	12.23%		8.21%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$66,401		$69,307		$49,345		$99,385		$39,055
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%		1.35%		1.34%		1.40%		1.39%
After expense waiver	1.19%	#	1.19%	#	1.19%	#	1.30%	#	1.31%	#
Net investment income (loss) to average daily net assets	(0.36%	)	(0.24%	)	(0.18%	)	(0.04%	)	(0.12%	)
Portfolio turnover rate	53%		62%		53%		43%		98%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$9.08		$6.36		$11.08		$9.87		$9.10

Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.00	)†	0.00	†	0.02		0.01
Net realized and unrealized gain (loss) on investments	1.50		2.72		(4.72)		1.21		0.77

Total income (loss) from investment operations	1.49		2.72		(4.72)		1.23		0.78

Less distributions to shareholders:
From net investment income	-		(0.00	)†	(0.00	)†	(0.02)		(0.01)

Total distributions	-		(0.00	)†	(0.00	)†	(0.02)		(0.01)

Net asset value, end of year	$10.57		$9.08		$6.36		$11.08		$9.87

Total Return^	16.30%		42.79%		(42.59%	)	12.46%		8.52%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$257,545		$281,168		$222,053		$455,542		$280,094
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%		1.10%		1.09%		1.15%		1.14%
After expense waiver	0.98%	#	0.98%	#	0.98%	#	1.06%	#	1.06%	#
Net investment income (loss) to average daily net assets	(0.15%	)	(0.03%	)	0.03%		0.20%		0.13%
Portfolio turnover rate	53%		62%		53%		43%		98%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  239  –

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.12	$6.37		$11.10	$9.87	$9.11

Income (loss) from investment operations:
Net investment income (loss)***	0.00 †	0.01		0.02	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.50	2.74		(4.74)	1.21	0.76

Total income (loss) from investment operations	1.50	2.75		(4.72)	1.25	0.79

Less distributions to shareholders:
From net investment income	(0.01)	(0.00	)†	(0.01)	(0.02)	(0.03)

Total distributions	(0.01)	(0.00	)†	(0.01)	(0.02)	(0.03)

Net asset value, end of year	$10.61	$9.12		$6.37	$11.10	$9.87

Total Return^	16.45%	43.20%		(42.53% )	12.62%	8.64%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$42,443	$39,094		$25,876	$53,150	$44,656
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	0.98%		0.97%	1.03%	1.00%
After expense waiver	0.82% #	0.82%	#	0.82% #	0.93% #	0.93% #
Net investment income (loss) to average daily net assets	0.01%	0.12%		0.19%	0.36%	0.29%
Portfolio turnover rate	53%	62%		53%	43%	98%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.14	$6.39		$11.13	$9.91	$9.14

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.01		0.02	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.51	2.74		(4.74)	1.22	0.77

Total income (loss) from investment operations	1.52	2.75		(4.72)	1.27	0.80

Less distributions to shareholders:
From net investment income	(0.01)	(0.00	)†	(0.02)	(0.05)	(0.03)

Total distributions	(0.01)	(0.00	)†	(0.02)	(0.05)	(0.03)

Net asset value, end of year	$10.65	$9.14		$6.39	$11.13	$9.91

Total Return^	16.64%	43.06%		(42.45% )	12.77%	8.74%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$163,662	$172,449		$138,538	$225,943	$66,864
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	0.85%		0.84%	0.90%	0.89%
After expense waiver	0.76% #	0.76%	#	0.76% #	0.81% #	0.82% #
Net investment income (loss) to average daily net assets	0.08%	0.20%		0.26%	0.44%	0.37%
Portfolio turnover rate	53%	62%		53%	43%	98%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  240  –

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.74		$6.15		$10.77		$9.63		$8.92

Income (loss) from investment operations:
Net investment income (loss)***	(0.06)		(0.04)		(0.05)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	1.43		2.63		(4.57)		1.18		0.75

Total income (loss) from investment operations	1.37		2.59		(4.62)		1.14		0.71

Less distributions to shareholders:
From net investment income	-		(0.00	)†	(0.00	)†	-		-

Total distributions	-		(0.00	)†	(0.00	)†	-		-

Net asset value, end of year	$10.11		$8.74		$6.15		$10.77		$9.63

Total Return^,^^	15.68%		42.14%		(42.89%	)	11.84%		7.96%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$344		$803		$597		$3,112		$3,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%		1.65%		1.64%		1.70%		1.69%
After expense waiver	1.51%	#	1.51%	#	1.51%	#	1.61%	#	1.61%	#
Net investment income (loss) to average daily net assets	(0.69%	)	(0.55%	)	(0.51%	)	(0.35%	)	(0.41%	)
Portfolio turnover rate	53%		62%		53%		43%		98%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  241  –

MASSMUTUAL SELECT LARGE CAP GROWTH FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.78		$6.07		$10.34		$9.88	$10.29

Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.00	)†	(0.02)		(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.26		1.71		(4.25)		1.32	0.05

Total income (loss) from investment operations	1.25		1.71		(4.27)		1.27	0.00

Less distributions to shareholders:
From net investment income	(0.00	)†	-		-		-	-
From net realized gains	-		-		-		(0.80)	(0.41)
Tax return of capital	-		-		-		(0.01)	-

Total distributions	(0.00	)†	-		-		(0.81)	(0.41)

Net asset value, end of year	$9.03		$7.78		$6.07		$10.34	$9.88

Total Return^,^^	16.14%		28.17%		(41.30%	)	12.95%	(0.02% )
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,446		$3,835		$3,626		$7,159	$8,278
Ratio of expenses to average daily net assets	1.35%		1.38%		1.40%		1.36%	1.39%
Net investment income (loss) to average daily net assets	(0.08%	)	(0.02%	)	(0.29%	)	(0.48% )	(0.55% )
Portfolio turnover rate	83%		130%		93%		93%	98%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.98		$6.24		$10.62		$10.14	$10.53

Income (loss) from investment operations:
Net investment income (loss)***	0.01		0.01		(0.00	)†	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.31		1.75		(4.38)		1.35	0.05

Total income (loss) from investment operations	1.32		1.76		(4.38)		1.32	0.02

Less distributions to shareholders:
From net investment income	(0.03)		(0.02)		-		-	-
From net realized gains	-		-		-		(0.83)	(0.41)
Tax return of capital	-		-		-		(0.01)	-

Total distributions	(0.03)		(0.02)		-		(0.84)	(0.41)

Net asset value, end of year	$9.27		$7.98		$6.24		$10.62	$10.14

Total Return^	16.51%		28.18%		(41.24%	)	13.16%	0.17%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$20,012		$14,855		$160		$1,572	$1,630
Ratio of expenses to average daily net assets	1.10%		1.13%		1.15%		1.11%	1.15%
Net investment income (loss) to average daily net assets	0.17%		0.17%		(0.04%	)	(0.24% )	(0.30% )
Portfolio turnover rate	83%		130%		93%		93%	98%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  242  –

MASSMUTUAL SELECT LARGE CAP GROWTH FUND

	Class Y
	Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.92		$6.17	$10.52	$10.05	$10.42

Income (loss) from investment operations:
Net investment income (loss)***	0.03		0.02	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.32		1.74	(4.33)	1.34	0.06

Total income (loss) from investment operations	1.35		1.76	(4.32)	1.33	0.04

Less distributions to shareholders:
From net investment income	(0.00	)†	(0.01)	(0.01)	-	-
From net realized gains	-		-	-	(0.85)	(0.41)
Tax return of capital	-		-	(0.02)	(0.01)	-

Total distributions	(0.00	)†	(0.01)	(0.03)	(0.86)	(0.41)

Net asset value, end of year	$9.27		$7.92	$6.17	$10.52	$10.05

Total Return^	17.11%		28.57%	(41.08% )	13.36%	0.37%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$0	†††	$11,942	$8,585	$13,237	$10,043
Ratio of expenses to average daily net assets	0.93%		0.98%	1.00%	0.96%	0.98%
Net investment income (loss) to average daily net assets	0.37%		0.38%	0.13%	(0.08% )	(0.19% )
Portfolio turnover rate	83%		130%	93%	93%	98%

	Class S
	Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.97		$6.21	$10.57	$10.09	$10.46

Income (loss) from investment operations:
Net investment income (loss)***	0.03		0.03	0.01	(0.00)†	(0.02)
Net realized and unrealized gain (loss) on investments	1.29		1.75	(4.34)	1.34	0.06

Total income (loss) from investment operations	1.32		1.78	(4.33)	1.34	0.04

Less distributions to shareholders:
From net investment income	(0.04)		(0.02)	(0.01)	-	-
From net realized gains	-		-	-	(0.85)	(0.41)
Tax return of capital	-		-	(0.02)	(0.01)	-

Total distributions	(0.04)		(0.02)	(0.03)	(0.86)	(0.41)

Net asset value, end of year	$9.25		$7.97	$6.21	$10.57	$10.09

Total Return^	16.60%		28.63%	(41.00% )	13.45%	0.36%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$46,870		$53,565	$10,390	$23,465	$20,909
Ratio of expenses to average daily net assets	0.91%		0.94%	0.96%	0.92%	0.94%
Net investment income (loss) to average daily net assets	0.36%		0.43%	0.15%	(0.04% )	(0.15% )
Portfolio turnover rate	83%		130%	93%	93%	98%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  243  –

MASSMUTUAL SELECT GROWTH OPPORTUNITIES FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$5.58		$3.58		$7.12	$6.06		$6.47

Income (loss) from investment operations:
Net investment income (loss)***	(0.03)		(0.03)		(0.05)	(0.05)		(0.06)
Net realized and unrealized gain (loss) on investments	1.13		2.03		(3.29)	1.11		(0.35)

Total income (loss) from investment operations	1.10		2.00		(3.34)	1.06		(0.41)

Less distributions to shareholders:
From net realized gains	-		(0.00	)†	(0.20)	-		-

Total distributions	-		(0.00	)†	(0.20)	-		-

Net asset value, end of year	$6.68		$5.58		$3.58	$7.12		$6.06

Total Return^,^^	19.50%		56.17%		(46.67% )	17.49%		(6.34%	)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$53,610		$60,935		$45,137	$127,729		$114,139
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%		1.37%		1.36%	1.36%		1.35%
After expense waiver	N/A		N/A		N/A	N/A		1.33%	#
Net investment income (loss) to average daily net assets	(0.60%	)	(0.65%	)	(0.86% )	(0.83%	)	(1.01%	)
Portfolio turnover rate	40%		33%		32%	34%		49%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$5.73		$3.66		$7.26	$6.17		$6.56

Income (loss) from investment operations:
Net investment income (loss)***	(0.02)		(0.02)		(0.03)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments	1.16		2.09		(3.37)	1.13		(0.34)

Total income (loss) from investment operations	1.14		2.07		(3.40)	1.09		(0.39)

Less distributions to shareholders:
From net realized gains	-		(0.00	)†	(0.20)	-		-

Total distributions	-		(0.00	)†	(0.20)	-		-

Net asset value, end of year	$6.87		$5.73		$3.66	$7.26		$6.17

Total Return^	19.90%		56.58%		(46.60% )	17.67%		(5.95%	)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$54,658		$61,774		$61,240	$135,033		$192,839
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.12%		1.11%	1.11%		1.10%
After expense waiver	N/A		N/A		N/A	N/A		1.08%	#
Net investment income (loss) to average daily net assets	(0.35%	)	(0.41%	)	(0.60% )	(0.60%	)	(0.76%	)
Portfolio turnover rate	40%		33%		32%	34%		49%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  244  –

MASSMUTUAL SELECT GROWTH OPPORTUNITIES FUND

	Class Y
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$5.81		$3.71		$7.34	$6.22		$6.61

Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.01)		(0.03)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investments	1.18		2.11		(3.40)	1.15		(0.35)

Total income (loss) from investment operations	1.17		2.10		(3.43)	1.12		(0.39)

Less distributions to shareholders:
From net realized gains	-		(0.00	)†	(0.20)	-		-

Total distributions	-		(0.00	)†	(0.20)	-		-

Net asset value, end of year	$6.98		$5.81		$3.71	$7.34		$6.22

Total Return^	20.14%		56.63%		(46.49% )	18.01%		(5.90%	)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$22,037		$21,830		$16,755	$48,600		$53,940
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.97%		0.96%	0.96%		0.95%
After expense waiver	N/A		N/A		N/A	N/A		0.93%	#
Net investment income (loss) to average daily net assets	(0.19%	)	(0.27%	)	(0.46% )	(0.44%	)	(0.61%	)
Portfolio turnover rate	40%		33%		32%	34%		49%

	Class S
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$5.87		$3.74		$7.40	$6.26		$6.65

Income (loss) from investment operations:
Net investment income (loss)***	(0.00	)†	(0.01)		(0.02)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	1.19		2.14		(3.44)	1.16		(0.36)

Total income (loss) from investment operations	1.19		2.13		(3.46)	1.14		(0.39)

Less distributions to shareholders:
From net realized gains	-		(0.00	)†	(0.20)	-		-

Total distributions	-		(0.00	)†	(0.20)	-		-

Net asset value, end of year	$7.06		$5.87		$3.74	$7.40		$6.26

Total Return^	20.27%		56.97%		(46.53% )	18.21%		(5.86%	)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$210,972		$164,994		$112,415	$284,106		$239,162
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.87%		0.86%	0.86%		0.85%
After expense waiver	N/A		N/A		N/A	N/A		0.83%	#
Net investment income (loss) to average daily net assets	(0.06%	)	(0.15%	)	(0.36% )	(0.32%	)	(0.51%	)
Portfolio turnover rate	40%		33%		32%	34%		49%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  245  –

MASSMUTUAL SELECT GROWTH OPPORTUNITIES FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$5.43		$3.49		$6.98	$5.96		$6.37

Income (loss) from investment operations:
Net investment income (loss)***	(0.05)		(0.04)		(0.07)	(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	1.09		1.98		(3.22)	1.09		(0.33)

Total income (loss) from investment operations	1.04		1.94		(3.29)	1.02		(0.41)

Less distributions to shareholders:
From net realized gains	-		(0.00	)†	(0.20)	-		-

Total distributions	-		(0.00	)†	(0.20)	-		-

Net asset value, end of year	$6.47		$5.43		$3.49	$6.98		$5.96

Total Return^,^^	19.37%		55.32%		(46.88% )	17.11%		(6.44%	)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$28		$93		$84	$944		$1,203
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%		1.67%		1.66%	1.66%		1.65%
After expense waiver	N/A		N/A		N/A	N/A		1.63%	#
Net investment income (loss) to average daily net assets	(0.95%	)	(0.96%	)	(1.22% )	(1.13%	)	(1.31%	)
Portfolio turnover rate	40%		33%		32%	34%		49%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  246  –

MASSMUTUAL SELECT NASDAQ-100 FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$4.54		$2.97		$5.16	$4.37		$4.12

Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		(0.02)		(0.02)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.91		1.59		(2.17)	0.82		0.27

Total income (loss) from investment operations	0.90		1.57		(2.19)	0.79		0.25

Net asset value, end of year	$5.44		$4.54		$2.97	$5.16		$4.37

Total Return^,^^	19.82%		52.86%		(42.44% )	17.81%		6.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$19,690		$18,508		$12,506	$22,454		$21,627
Ratio of expenses to average daily net assets	1.15%		1.20%		1.17%	1.16%		1.15%
Net investment income (loss) to average daily net assets	(0.24%	)	(0.45%	)	(0.57% )	(0.57%	)	(0.50%	)
Portfolio turnover rate	8%		22%		10%	29%		7%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$4.65		$3.03		$5.25	$4.44		$4.17

Income (loss) from investment operations:
Net investment income (loss)***	0.00	†	(0.01)		(0.01)	(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	0.93		1.63		(2.21)	0.83		0.28

Total income (loss) from investment operations	0.93		1.62		(2.22)	0.81		0.27

Net asset value, end of year	$5.58		$4.65		$3.03	$5.25		$4.44

Total Return^	20.00%		53.47%		(42.29% )	18.24%		6.47%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$6,658		$6,620		$4,363	$10,335		$9,960
Ratio of expenses to average daily net assets	0.90%		0.95%		0.92%	0.91%		0.90%
Net investment income (loss) to average daily net assets	0.01%		(0.19%	)	(0.32% )	(0.32%	)	(0.26%	)
Portfolio turnover rate	8%		22%		10%	29%		7%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  247  –

MASSMUTUAL SELECT NASDAQ-100 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$4.70	$3.07		$5.30		$4.47		$4.19

Income (loss) from investment operations:
Net investment income (loss)***	0.01	(0.00	)†	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	0.95	1.63		(2.22)		0.84		0.29

Total income (loss) from investment operations	0.96	1.63		(2.23)		0.83		0.28

Net asset value, end of year	$5.66	$4.70		$3.07		$5.30		$4.47

Total Return^	20.43%	53.09%		(42.08%	)	18.57%		6.68%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,633	$2,737		$1,922		$3,160		$1,495
Ratio of expenses to average daily net assets	0.75%	0.80%		0.77%		0.77%		0.75%
Net investment income (loss) to average daily net assets	0.13%	(0.04%	)	(0.17%	)	(0.18%	)	(0.12%	)
Portfolio turnover rate	8%	22%		10%		29%		7%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$4.75	$3.09		$5.35		$4.51		$4.22

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.00	†	(0.00	)†	(0.00	)†	(0.00	)†
Net realized and unrealized gain (loss) on investments	0.96	1.66		(2.26)		0.84		0.29

Total income (loss) from investment operations	0.97	1.66		(2.26)		0.84		0.29

Net asset value, end of year	$5.72	$4.75		$3.09		$5.35		$4.51

Total Return^	20.42%	53.72%		(42.24%	)	18.63%		6.87%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$21,169	$20,229		$10,781		$21,630		$16,179
Ratio of expenses to average daily net assets	0.65%	0.70%		0.67%		0.66%		0.65%
Net investment income (loss) to average daily net assets	0.25%	0.06%		(0.08%	)	(0.07%	)	(0.00%	) ††
Portfolio turnover rate	8%	22%		10%		29%		7%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  248  –

MASSMUTUAL SELECT NASDAQ-100 FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$4.43		$2.91		$5.07	$4.31		$4.07

Income (loss) from investment operations:
Net investment income (loss)***	(0.03)		(0.03)		(0.04)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.88		1.55		(2.12)	0.80		0.27

Total income (loss) from investment operations	0.85		1.52		(2.16)	0.76		0.24

Net asset value, end of year	$5.28		$4.43		$2.91	$5.07		$4.31

Total Return^,^^	19.19%		52.23%		(42.60% )	17.63%		5.90%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$336		$317		$120	$494		$445
Ratio of expenses to average daily net assets	1.45%		1.50%		1.47%	1.46%		1.45%
Net investment income (loss) to average daily net assets	(0.55%	)	(0.74%	)	(0.85% )	(0.87%	)	(0.79%	)
Portfolio turnover rate	8%		22%		10%	29%		7%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  249  –

MASSMUTUAL SELECT FOCUSED VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$14.06	$8.66	$16.09	$18.08	$16.70

Income (loss) from investment operations:
Net investment income (loss)***	0.02	0.04	0.10	0.05	0.25
Net realized and unrealized gain (loss) on investments	2.96	5.36	(6.86)	0.25	3.02

Total income (loss) from investment operations	2.98	5.40	(6.76)	0.30	3.27

Less distributions to shareholders:
From net investment income	(0.05)	-	(0.12)	(0.03)	(0.26)
From net realized gains	-	-	(0.55)	(2.26)	(1.63)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.05)	-	(0.67)	(2.29)	(1.89)

Net asset value, end of year	$16.99	$14.06	$8.66	$16.09	$18.08

Total Return^,^^	21.29%	62.36%	(43.10% )	1.52%	19.65%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$170,895	$161,884	$107,233	$224,393	$275,925
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	1.31%	1.31%	1.30%	1.29%
After expense waiver	1.30% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.12%	0.38%	0.80%	0.29%	1.39%
Portfolio turnover rate	32%	43%	43%	44%	36%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$14.33	$8.80	$16.36	$18.34	$16.91

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.07	0.14	0.08	0.30
Net realized and unrealized gain (loss) on investments	3.01	5.46	(7.00)	0.27	3.06

Total income (loss) from investment operations	3.06	5.53	(6.86)	0.35	3.36

Less distributions to shareholders:
From net investment income	(0.07)	-	(0.15)	(0.07)	(0.30)
From net realized gains	-	-	(0.55)	(2.26)	(1.63)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.07)	-	(0.70)	(2.33)	(1.93)

Net asset value, end of year	$17.32	$14.33	$8.80	$16.36	$18.34

Total Return^	21.54%	62.84%	(42.98% )	1.79%	19.94%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$91,044	$98,934	$69,539	$159,281	$203,635
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	1.06%	1.06%	1.05%	1.04%
After expense waiver	1.05% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.36%	0.62%	1.05%	0.39%	1.66%
Portfolio turnover rate	32%	43%	43%	44%	36%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  250  –

MASSMUTUAL SELECT FOCUSED VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$14.47	$8.87	$16.49	$18.47	$17.02

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.09	0.16	0.09	0.32
Net realized and unrealized gain (loss) on investments	3.04	5.51	(7.06)	0.29	3.09

Total income (loss) from investment operations	3.12	5.60	(6.90)	0.38	3.41

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.17)	(0.10)	(0.33)
From net realized gains	-	-	(0.55)	(2.26)	(1.63)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.10)	-	(0.72)	(2.36)	(1.96)

Net asset value, end of year	$17.49	$14.47	$8.87	$16.49	$18.47

Total Return^	21.73%	63.13%	(42.89% )	1.92%	20.12%

Ratios / Supplemental Data:
Net assets, end of year (000’s)	$70,955	$64,121	$56,399	$131,434	$144,555
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	0.91%	0.91%	0.90%	0.89%
After expense waiver	0.90% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.52%	0.78%	1.17%	0.49%	1.79%
Portfolio turnover rate	32%	43%	43%	44%	36%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$14.59	$8.94	$16.62	$18.59	$17.11

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.10	0.17	0.13	0.34
Net realized and unrealized gain (loss) on investments	3.05	5.55	(7.11)	0.28	3.12

Total income (loss) from investment operations	3.15	5.65	(6.94)	0.41	3.46

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.19)	(0.12)	(0.35)
From net realized gains	-	-	(0.55)	(2.26)	(1.63)
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.11)	-	(0.74)	(2.38)	(1.98)

Net asset value, end of year	$17.63	$14.59	$8.94	$16.62	$18.59

Total Return^	21.81%	63.20%	(42.82% )	2.07%	20.28%

Ratios / Supplemental Data:
Net assets, end of year (000’s)	$307,649	$262,825	$142,372	$349,391	$348,859
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.81%	0.81%	0.80%	0.79%
After expense waiver	0.80% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.62%	0.89%	1.27%	0.67%	1.89%
Portfolio turnover rate	32%	43%	43%	44%	36%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  251  –

MASSMUTUAL SELECT FOCUSED VALUE FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$13.73		$8.48	$15.77	$17.79	$16.48

Income (loss) from investment operations:
Net investment income (loss)***	(0.03)		0.01	0.07	(0.02)	0.18
Net realized and unrealized gain (loss) on investments	2.90		5.24	(6.72)	0.26	2.99

Total income (loss) from investment operations	2.87		5.25	(6.65)	0.24	3.17

Less distributions to shareholders:
From net investment income	-		-	(0.09)	-	(0.23)
From net realized gains	-		-	(0.55)	(2.26)	(1.63)
Tax return of capital	-		-	(0.00)†	-	-

Total distributions	-		-	(0.64)	(2.26)	(1.86)

Net asset value, end of year	$16.60		$13.73	$8.48	$15.77	$17.79

Total Return^,^^	20.90%		61.91%	(43.29% )	1.21%	19.35%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,882		$2,617	$1,522	$2,723	$2,567
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%		1.61%	1.60%	1.60%	1.60%
After expense waiver	1.60%	#	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.19%	)	0.07%	0.54%	(0.08% )	1.03%
Portfolio turnover rate	32%		43%	43%	44%	36%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$16.92

Income (loss) from investment operations:
Net investment income (loss)***	0.02
Net realized and unrealized gain (loss) on investments	0.70

Total income (loss) from investment operations	0.72

Net asset value, end of period	$17.64

Total Return^	4.26%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$104
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*
After expense waiver	0.69%	*#
Net investment income (loss) to average daily net assets	0.77%	*
Portfolio turnover rate	32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	Period from November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  252  –

MASSMUTUAL SELECT MID-CAP VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27	$6.43	$9.72	$11.40	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.07	0.05	0.05	0.09	0.02
Net realized and unrealized gain (loss) on investments	1.81	1.84	(3.25)	(1.10)	1.41

Total income (loss) from investment operations	1.88	1.89	(3.20)	(1.01)	1.43

Less distributions to shareholders:
From net investment income	(0.07)	(0.05)	(0.08)	(0.04)	(0.02)
From net realized gains	-	-	(0.00)†	(0.63)	(0.01)
Tax return of capital	-	-	(0.01)	-	-

Total distributions	(0.07)	(0.05)	(0.09)	(0.67)	(0.03)

Net asset value, end of period	$10.08	$8.27	$6.43	$9.72	$11.40

Total Return^,^^	22.77%	29.40%	(32.94% )	(8.97% )	14.27%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,748	$6,145	$4,444	$9,490	$497
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	1.33%	1.30%	1.30%	2.02%	*
After expense waiver	N/A	N/A	N/A	N/A	1.38%	*#
Net investment income (loss) to average daily net assets	0.82%	0.74%	0.56%	0.82%	0.45%	*
Portfolio turnover rate	143%	66%	34%	49%	7%	**

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.29	$6.44	$9.75	$11.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.07	0.07	0.11	0.05
Net realized and unrealized gain (loss) on investments	1.81	1.84	(3.27)	(1.10)	1.39

Total income (loss) from investment operations	1.91	1.91	(3.20)	(0.99)	1.44

Less distributions to shareholders:
From net investment income	(0.10)	(0.06)	(0.09)	(0.05)	(0.01)
From net realized gains	-	-	(0.00)†	(0.63)	(0.01)
Tax return of capital	-	-	(0.02)	-	-

Total distributions	(0.10)	(0.06)	(0.11)	(0.68)	(0.02)

Net asset value, end of period	$10.10	$8.29	$6.44	$9.75	$11.42

Total Return^	23.10%	29.70%	(32.77% )	(8.74% )	14.47%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$42,178	$37,197	$32,488	$74,131	$1,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	1.08%	1.05%	1.05%	1.77%	*
After expense waiver	N/A	N/A	N/A	N/A	1.13%	*#
Net investment income (loss) to average daily net assets	1.09%	0.96%	0.81%	0.95%	1.31%	*
Portfolio turnover rate	143%	66%	34%	49%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  253  –

MASSMUTUAL SELECT MID-CAP VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.30	$6.43	$9.75	$11.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.07	0.09	0.17	0.03
Net realized and unrealized gain (loss) on investments	1.82	1.85	(3.28)	(1.15)	1.40

Total income (loss) from investment operations	1.94	1.92	(3.19)	(0.98)	1.43

Less distributions to shareholders:
From net investment income	(0.12)	(0.05)	(0.11)	(0.07)	-
From net realized gains	-	-	(0.00)†	(0.63)	-
Tax return of capital	-	-	(0.02)	-	-

Total distributions	(0.12)	(0.05)	(0.13)	(0.70)	-

Net asset value, end of period	$10.12	$8.30	$6.43	$9.75	$11.43

Total Return^	23.42%	29.94%	(32.67% )	(8.66% )	14.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,061	$470	$2,174	$1,163	$0	†††
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	0.93%	0.90%	0.90%	1.62%	*
After expense waiver	N/A	N/A	N/A	N/A	0.98%	*#
Net investment income (loss) to average daily net assets	1.31%	1.12%	1.14%	1.45%	0.68%	*
Portfolio turnover rate	143%	66%	34%	49%	7%	**

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.28	$6.43	$9.75	$11.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.08	0.09	0.14	0.06
Net realized and unrealized gain (loss) on investments	1.82	1.85	(3.27)	(1.10)	1.39

Total income (loss) from investment operations	1.94	1.93	(3.18)	(0.96)	1.45

Less distributions to shareholders:
From net investment income	(0.13)	(0.08)	(0.12)	(0.08)	(0.02)
From net realized gains	-	-	(0.00)†	(0.63)	(0.01)
Tax return of capital	-	-	(0.02)	-	-

Total distributions	(0.13)	(0.08)	(0.14)	(0.71)	(0.03)

Net asset value, end of period	$10.09	$8.28	$6.43	$9.75	$11.42

Total Return^	23.43%	30.02%	(32.61% )	(8.53% )	14.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$91,957	$71,351	$60,858	$123,216	$60,708
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.83%	0.80%	0.80%	1.52%	*
After expense waiver	N/A	N/A	N/A	N/A	0.88%	*#
Net investment income (loss) to average daily net assets	1.36%	1.22%	1.07%	1.19%	1.51%	*
Portfolio turnover rate	143%	66%	34%	49%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  254  –

MASSMUTUAL SELECT MID-CAP VALUE FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$8.27	$6.44	$9.75	$11.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.03	0.03	(0.00)†	(0.00	)†
Net realized and unrealized gain (loss) on investments	1.81	1.83	(3.26)	(1.03)	1.41

Total income (loss) from investment operations	1.86	1.86	(3.23)	(1.03)	1.41

Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	(0.07)	-	-
From net realized gains	-	-	(0.00)†	(0.63)	-
Tax return of capital	-	-	(0.01)	-	-

Total distributions	(0.06)	(0.03)	(0.08)	(0.63)	-

Net asset value, end of period	$10.07	$8.27	$6.44	$9.75	$11.41

Total Return^,^^	22.49%	29.06%	(33.23% )	(9.13% )	14.22%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64	$46	$31	$38	$0	†††
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	1.63%	1.60%	1.60%	2.32%	*
After expense waiver	N/A	N/A	N/A	N/A	1.68%	*#
Net investment income (loss) to average daily net assets	0.58%	0.43%	0.32%	(0.00% )††	(0.02%	)*
Portfolio turnover rate	143%	66%	34%	49%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
†††	Amount is less than $500.
+	For the period August 29, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  255  –

MASSMUTUAL SELECT SMALL CAP VALUE EQUITY FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40	$6.14	$9.34	$10.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.01	0.03	0.09	0.18	0.10
Net realized and unrealized gain (loss) on investments	2.04	1.27	(3.21)	(1.53)	0.84

Total income (loss) from investment operations	2.05	1.30	(3.12)	(1.35)	0.94

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)	(0.08)	(0.13)	(0.04)
From net realized gains	-	-	(0.00)†	(0.08)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.01)	(0.04)	(0.08)	(0.21)	(0.04)

Net asset value, end of period	$9.44	$7.40	$6.14	$9.34	$10.90

Total Return^,^^	27.77%	21.11%	(33.30% )	(12.35% )	9.32%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,837	$7,833	$7,950	$15,737	$3,653
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	1.39%	1.37%	1.35%	1.72%	*
After expense waiver	N/A	N/A	N/A	N/A	1.40%	*#
Net investment income (loss) to average daily net assets	0.14%	0.56%	1.07%	1.74%	1.23%	*
Portfolio turnover rate	39%	175%	110%	68%	63%	**

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40	$6.14	$9.36	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.03	0.05	0.11	0.20	0.13
Net realized and unrealized gain (loss) on investments	2.06	1.26	(3.22)	(1.53)	0.83

Total income (loss) from investment operations	2.09	1.31	(3.11)	(1.33)	0.96

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)	(0.11)	(0.14)	(0.05)
From net realized gains	-	-	(0.00)†	(0.08)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.04)	(0.05)	(0.11)	(0.22)	(0.05)

Net asset value, end of period	$9.45	$7.40	$6.14	$9.36	$10.91

Total Return^	28.19%	21.39%	(33.12% )	(12.22% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,552	$24,629	$24,811	$42,168	$1,041
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	1.14%	1.12%	1.10%	1.47%	*
After expense waiver	N/A	N/A	N/A	N/A	1.15%	*#
Net investment income (loss) to average daily net assets	0.36%	0.81%	1.36%	1.91%	1.69%	*
Portfolio turnover rate	39%	175%	110%	68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  256  –

MASSMUTUAL SELECT SMALL CAP VALUE EQUITY FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.40	$6.14	$9.36	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.04	0.06	0.12	0.24	0.10
Net realized and unrealized gain (loss) on investments	2.06	1.26	(3.22)	(1.56)	0.86

Total income (loss) from investment operations	2.10	1.32	(3.10)	(1.32)	0.96

Less distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.12)	(0.15)	(0.05)
From net realized gains	-	-	(0.00)†	(0.08)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.05)	(0.06)	(0.12)	(0.23)	(0.05)

Net asset value, end of period	$9.45	$7.40	$6.14	$9.36	$10.91

Total Return^	28.35%	21.54%	(33.01% )	(12.06% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,734	$4,496	$4,679	$9,343	$2,402
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	0.99%	0.97%	0.95%	1.32%	*
After expense waiver	N/A	N/A	N/A	N/A	1.00%	*#
Net investment income (loss) to average daily net assets	0.49%	0.96%	1.47%	2.27%	1.34%	*
Portfolio turnover rate	39%	175%	110%	68%	63%	**

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.41	$6.14	$9.37	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.06	0.13	0.24	0.11
Net realized and unrealized gain (loss) on investments	2.04	1.28	(3.23)	(1.54)	0.85

Total income (loss) from investment operations	2.10	1.34	(3.10)	(1.30)	0.96

Less distributions to shareholders:
From net investment income	(0.06)	(0.07)	(0.13)	(0.16)	(0.05)
From net realized gains	-	-	(0.00)†	(0.08)	-
Tax return of capital	-	-	(0.00)†	-	-

Total distributions	(0.06)	(0.07)	(0.13)	(0.24)	(0.05)

Net asset value, end of period	$9.45	$7.41	$6.14	$9.37	$10.91

Total Return^	28.36%	21.83%	(32.97% )	(12.02% )	9.74%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$67,913	$62,397	$55,899	$90,057	$29,939
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	0.89%	0.87%	0.85%	1.22%	*
After expense waiver	N/A	N/A	N/A	N/A	0.95%	*#
Net investment income (loss) to average daily net assets	0.73%	1.06%	1.58%	2.21%	1.40%	*
Portfolio turnover rate	39%	175%	110%	68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  257  –

MASSMUTUAL SELECT SMALL CAP VALUE EQUITY FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$7.43		$6.16	$9.34		$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	(0.01)		0.02	0.06		0.16	0.04
Net realized and unrealized gain (loss) on investments	2.04		1.25	(3.18)		(1.54)	0.87

Total income (loss) from investment operations	2.03		1.27	(3.12)		(1.38)	0.91

Less distributions to shareholders:
From net investment income	(0.00	)†	-	(0.06)		(0.11)	-
From net realized gains	-		-	(0.00	) †	(0.08)	-
Tax return of capital	-		-	(0.00	) †	-	-

Total distributions	(0.00	)†	-	(0.06)		(0.19)	-

Net asset value, end of period	$9.46		$7.43	$6.16		$9.34	$10.91

Total Return^,^^	27.34%		20.81%	(33.49%	)	(12.64% )	9.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$20		$15	$197		$284	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%		1.69%	1.67%		1.65%	2.02%	*
After expense waiver	N/A		N/A	N/A		N/A	1.70%	*#
Net investment income (loss) to average daily net assets	(0.09%	)	0.28%	0.76%		1.52%	0.50%	*
Portfolio turnover rate	39%		175%	110%		68%	63%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period March 31, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  258  –

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.97	$8.67	$12.59	$15.32	$14.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.00 †	0.02	0.02	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	2.49	2.31	(3.53)	(0.36)	2.07

Total income (loss) from investment operations	2.49	2.33	(3.51)	(0.34)	2.04

Less distributions to shareholders:
From net investment income	(0.05)	(0.03)	-	-	-
From net realized gains	-	-	(0.41)	(2.39)	(1.00)

Total distributions	(0.05)	(0.03)	(0.41)	(2.39)	(1.00)

Net asset value, end of year	$13.41	$10.97	$8.67	$12.59	$15.32

Total Return ^,^^	22.68%	26.90%	(27.94% )	(2.09% )	14.46%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$119,084	$92,728	$84,721	$132,697	$174,732
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	1.50%	1.49%	1.49%	1.49%
After expense waiver	1.49% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.04%	0.19%	0.14%	0.11%	(0.18% )
Portfolio turnover rate	43%	30%	37%	39%	50%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$11.11	$8.78	$12.70	$15.43	$14.34

Income (loss) from investment operations:
Net investment income (loss) ***	0.03	0.04	0.04	0.05	0.01
Net realized and unrealized gain (loss) on investments	2.53	2.34	(3.55)	(0.36)	2.08

Total income (loss) from investment operations	2.56	2.38	(3.51)	(0.31)	2.09

Less distributions to shareholders:
From net investment income	(0.07)	(0.05)	-	(0.03)	-
From net realized gains	-	-	(0.41)	(2.39)	(1.00)

Total distributions	(0.07)	(0.05)	(0.41)	(2.42)	(1.00)

Net asset value, end of year	$13.60	$11.11	$8.78	$12.70	$15.43

Total Return ^	23.08%	27.17%	(27.70% )	(1.89% )	14.75%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$52,437	$52,856	$46,039	$103,887	$163,441
Ratio of expense to average daily net assets:
Before expense waiver	1.25%	1.25%	1.24%	1.24%	1.24%
After expense waiver	1.24% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.27%	0.45%	0.36%	0.32%	0.07%
Portfolio turnover rate	43%	30%	37%	39%	50%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  259  –

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$11.19	$8.83	$12.80	$15.53	$14.41

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.06	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	2.55	2.37	(3.60)	(0.36)	2.09

Total income (loss) from investment operations	2.60	2.43	(3.54)	(0.29)	2.13

Less distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.02)	(0.05)	(0.01)
From net realized gains	-	-	(0.41)	(2.39)	(1.00)

Total distributions	(0.09)	(0.07)	(0.43)	(2.44)	(1.01)

Net asset value, end of year	$13.70	$11.19	$8.83	$12.80	$15.53

Total Return^	23.23%	27.52%	(27.72% )	(1.72% )	14.93%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$67,430	$77,398	$73,216	$100,730	$174,630
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%	1.09%	1.09%	1.09%
After expense waiver	1.09% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.42%	0.60%	0.55%	0.47%	0.22%
Portfolio turnover rate	43%	30%	37%	39%	50%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$11.23	$8.87	$12.84	$15.58	$14.46

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.06	0.07	0.09	0.04
Net realized and unrealized gain (loss) on investments	2.55	2.37	(3.61)	(0.38)	2.09

Total income (loss) from investment operations	2.61	2.43	(3.54)	(0.29)	2.13

Less distributions to shareholders:
From net investment income	(0.10)	(0.07)	(0.02)	(0.06)	(0.01)
From net realized gains	-	-	(0.41)	(2.39)	(1.00)

Total distributions	(0.10)	(0.07)	(0.43)	(2.45)	(1.01)

Net asset value, end of year	$13.74	$11.23	$8.87	$12.84	$15.58

Total Return^	23.25%	27.45%	(27.65% )	(1.68% )	14.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$307,184	$232,379	$186,899	$241,742	$288,826
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	1.06%	1.05%	1.05%	1.05%
After expense waiver	1.05% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.48%	0.63%	0.59%	0.58%	0.26%
Portfolio turnover rate	43%	30%	37%	39%	50%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  260  –

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$10.67		$8.44	$12.31	$15.08	$14.11

Income (loss) from investment operations:
Net investment income (loss)***	(0.04)		(0.01)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	2.43		2.25	(3.44)	(0.36)	2.04

Total income (loss) from investment operations	2.39		2.24	(3.46)	(0.38)	1.97

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)	-	-	-
From net realized gains	-		-	(0.41)	(2.39)	(1.00)

Total distributions	(0.01)		(0.01)	(0.41)	(2.39)	(1.00)

Net asset value, end of year	$13.05		$10.67	$8.44	$12.31	$15.08

Total Return^,^^	22.38%		26.49%	(28.18% )	(2.40% )	14.14%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$817		$1,590	$1,101	$1,633	$1,398
Ratio of expenses to average daily net assets:
Before expense waiver	1.80%		1.80%	1.79%	1.79%	1.79%
After expense waiver	1.79%	#	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.34%	)	(0.10% )	(0.16% )	(0.13% )	(0.48% )
Portfolio turnover rate	43%		30%	37%	39%	50%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$12.74

Income (loss) from investment operations:
Net investment income (loss)***	0.02
Net realized and unrealized gain (loss) on investments	1.07

Total income (loss) from investment operations	1.09

Less distributions to shareholders:
From net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$13.72

Total Return^	8.59%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*
After expense waiver	0.87%	*#
Net investment income (loss) to average daily net assets	1.03%	*
Portfolio turnover rate	43%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  261  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.33		$6.00		$11.35	$10.35		$9.82

Income (loss) from investment operations:
Net investment income (loss)***	(0.06)		(0.04)		(0.06)	(0.08)		0.02
Net realized and unrealized gain (loss) on investments	2.08		2.37		(5.29)	1.08		0.53

Total income (loss) from investment operations	2.02		2.33		(5.35)	1.00		0.55

Less distributions to shareholders:
From net investment income	-		-		-	-		(0.02)

Total distributions	-		-		-	-		(0.02)

Net asset value, end of year	$10.35		$8.33		$6.00	$11.35		$10.35

Total Return^,^^	24.25%		38.83%		(47.14% )	9.66%		5.47%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$10,899		$13,208		$10,726	$27,120		$30,406
Ratio of expenses to average daily net assets	1.38%		1.37%		1.35%	1.30%		1.31%
Net investment income (loss) to average daily net assets	(0.72%	)	(0.65%	)	(0.69% )	(0.72%	)	0.18%
Portfolio turnover rate	109%		143%		151%	193%		130%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.54		$6.14		$11.58	$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	(0.04)		(0.03)		(0.04)	(0.05)		0.05
Net realized and unrealized gain (loss) on investments	2.14		2.43		(5.40)	1.10		0.52

Total income (loss) from investment operations	2.10		2.40		(5.44)	1.05		0.57

Less distributions to shareholders:
From net investment income	-		-		-	-		(0.04)

Total distributions	-		-		-	-		(0.04)

Net asset value, end of year	$10.64		$8.54		$6.14	$11.58		$10.53

Total Return^	24.59%		39.09%		(46.98% )	9.97%		5.74%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$19,805		$17,502		$16,919	$38,904		$33,742
Ratio of expenses to average daily net assets	1.13%		1.12%		1.10%	1.05%		1.06%
Net investment income (loss) to average daily net assets	(0.45%	)	(0.40%	)	(0.44% )	(0.48%	)	0.43%
Portfolio turnover rate	109%		143%		151%	193%		130%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  262  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND

	Class Y
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.66		$6.21		$11.70	$10.62		$10.08

Income (loss) from investment operations:
Net investment income (loss)***	(0.03)		(0.02)		(0.03)	(0.03)		0.06
Net realized and unrealized gain (loss) on investments	2.17		2.47		(5.46)	1.11		0.54

Total income (loss) from investment operations	2.14		2.45		(5.49)	1.08		0.60

Less distributions to shareholders:
From net investment income	-		-		-	-		(0.06)

Total distributions	-		-		-	-		(0.06)

Net asset value, end of year	$10.80		$8.66		$6.21	$11.70		$10.62

Total Return^	24.71%		39.45%		(46.92% )	10.17%		5.90%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,078		$1,705		$3,326	$5,944		$19,475
Ratio of expenses to average daily net assets	0.98%		0.98%		0.95%	0.90%		0.91%
Net investment income (loss) to average daily net assets	(0.29%	)	(0.25%	)	(0.28% )	(0.30%	)	0.55%
Portfolio turnover rate	109%		143%		151%	193%		130%

	Class S
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.70		$6.24		$11.74	$10.65		$10.12

Income (loss) from investment operations:
Net investment income (loss)***	(0.02)		(0.01)		(0.02)	(0.03)		0.06
Net realized and unrealized gain (loss) on investments	2.18		2.47		(5.48)	1.12		0.54

Total income (loss) from investment operations	2.16		2.46		(5.50)	1.09		0.60

Less distributions to shareholders:
From net investment income	-		-		-	-		(0.07)

Total distributions	-		-		-	-		(0.07)

Net asset value, end of year	$10.86		$8.70		$6.24	$11.74		$10.65

Total Return^	24.83%		39.42%		(46.85% )	10.23%		5.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33,324		$43,513		$41,539	$86,268		$68,251
Ratio of expenses to average daily net assets	0.91%		0.90%		0.88%	0.83%		0.84%
Net investment income (loss) to average daily net assets	(0.26%	)	(0.18%	)	(0.23% )	(0.26%	)	0.59%
Portfolio turnover rate	109%		143%		151%	193%		130%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  263  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of year	$8.15		$5.89		$11.17	$10.21		$9.71

Income (loss) from investment operations:
Net investment income (loss)***	(0.09)		(0.06)		(0.09)	(0.11)		(0.00	)†
Net realized and unrealized gain (loss) on investments	2.03		2.32		(5.19)	1.07		0.50

Total income (loss) from investment operations	1.94		2.26		(5.28)	0.96		0.50

Net asset value, end of year	$10.09		$8.15		$5.89	$11.17		$10.21

Total Return^,^^	23.80%		38.37%		(47.27% )	9.40%		5.15%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$191		$250		$185	$336		$246
Ratio of expenses to average daily net assets	1.68%		1.67%		1.65%	1.60%		1.61%
Net investment income (loss) to average daily net assets	(1.01%	)	(0.95%	)	(0.98% )	(1.02%	)	(0.01%	)
Portfolio turnover rate	109%		143%		151%	193%		130%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  264  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$11.74		$8.14		$14.75	$14.05	$14.13

Income (loss) from investment operations:
Net investment income (loss)***	(0.10)		(0.07)		(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	3.32		3.67		(5.92)	2.26	1.01

Total income (loss) from investment operations	3.22		3.60		(6.00)	2.19	0.97

Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.49)	(1.05)

Total distributions	-		-		(0.61)	(1.49)	(1.05)

Net asset value, end of year	$14.96		$11.74		$8.14	$14.75	$14.05

Total Return^,^^	27.43%		44.23%		(41.26% )	15.74%	6.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$381,775		$308,326		$211,358	$397,924	$318,260
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%		1.36%		1.35%	1.34%	1.35%
After expense waiver	1.35%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.77%	)	(0.75%	)	(0.67% )	(0.47% )	(0.29% )
Portfolio turnover rate	52%		55%		33%	41%	42%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$12.03		$8.32		$15.02	$14.28	$14.34

Income (loss) from investment operations:
Net investment income (loss)***	(0.07)		(0.05)		(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	3.41		3.76		(6.04)	2.29	1.04

Total income (loss) from investment operations	3.34		3.71		(6.09)	2.26	1.03

Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.52)	(1.09)

Total distributions	-		-		(0.61)	(1.52)	(1.09)

Net asset value, end of year	$15.37		$12.03		$8.32	$15.02	$14.28

Total Return^	27.76%		44.59%		(41.12% )	15.99%	7.28%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$450,117		$362,500		$258,165	$546,924	$531,194
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%		1.11%		1.10%	1.09%	1.10%
After expense waiver	1.10%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.51%	)	(0.50%	)	(0.43% )	(0.21% )	(0.05% )
Portfolio turnover rate	52%		55%		33%	41%	42%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  265  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND

	Class Y
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$12.22		$8.43		$15.19	$14.43	$14.48

Income (loss) from investment operations:
Net investment income (loss)***	(0.05)		(0.03)		(0.04)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	3.46		3.82		(6.11)	2.32	1.06

Total income (loss) from investment operations	3.41		3.79		(6.15)	2.31	1.07

Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.55)	(1.12)

Total distributions	-		-		(0.61)	(1.55)	(1.12)

Net asset value, end of year	$15.63		$12.22		$8.43	$15.19	$14.43

Total Return^	27.91%		44.96%		(41.05% )	16.15%	7.45%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$207,536		$161,421		$105,886	$229,983	$178,542
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%		0.96%		0.95%	0.94%	0.95%
After expense waiver	0.95%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.36%	)	(0.34%	)	(0.28% )	(0.07% )	0.10%
Portfolio turnover rate	52%		55%		33%	41%	42%

	Class S
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$12.31		$8.49		$15.28	$14.50	$14.54

Income (loss) from investment operations:
Net investment income (loss)***	(0.04)		(0.03)		(0.02)	(0.00)†	0.03
Net realized and unrealized gain (loss) on investments	3.49		3.85		(6.16)	2.34	1.05

Total income (loss) from investment operations	3.45		3.82		(6.18)	2.34	1.08

Less distributions to shareholders:
From net investment income	-		(0.00	)†	-	-	-
From net realized gains	-		-		(0.61)	(1.56)	(1.12)

Total distributions	-		(0.00	)†	(0.61)	(1.56)	(1.12)

Net asset value, end of year	$15.76		$12.31		$8.49	$15.28	$14.50

Total Return^	28.03%		45.00%		(41.00% )	16.32%	7.55%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$536,407		$364,961		$221,677	$398,427	$229,547
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%		0.87%		0.86%	0.86%	0.86%
After expense waiver	0.86%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.26%	)	(0.26%	)	(0.18% )	(0.03% )	0.21%
Portfolio turnover rate	52%		55%		33%	41%	42%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  266  –

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$11.46		$7.97		$14.50	$13.84	$13.95

Income (loss) from investment operations:
Net investment income (loss)***	(0.13)		(0.10)		(0.12)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	3.23		3.59		(5.80)	2.22	1.01

Total income (loss) from investment operations	3.10		3.49		(5.92)	2.10	0.92

Less distributions to shareholders:
From net realized gains	-		-		(0.61)	(1.44)	(1.03)

Total distributions	-		-		(0.61)	(1.44)	(1.03)

Net asset value, end of year	$14.56		$11.46		$7.97	$14.50	$13.84

Total Return^,^^	27.05%		43.79%		(41.42% )	15.36%	6.68%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,446		$2,117		$1,207	$3,923	$2,674
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%		1.66%		1.65%	1.65%	1.65%
After expense waiver	1.65%	#	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(1.07%	)	(1.05%	)	(0.97% )	(0.79% )	(0.63% )
Portfolio turnover rate	52%		55%		33%	41%	42%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$14.67

Income (loss) from investment operations:
Net investment income (loss)***	(0.00	)†
Net realized and unrealized gain (loss) on investments	1.09

Total income (loss) from investment operations	1.09

Net asset value, end of period	$15.76

Total Return^	7.43%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*
After expense waiver	0.75%	*#
Net investment income (loss) to average daily net assets	(0.02%	)*
Portfolio turnover rate	52%	~

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  267  –

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$13.38	$9.65		$16.09	$15.98	$15.72

Income (loss) from investment operations:
Net investment income (loss)***	(0.15)	(0.11)		(0.06)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	3.14	3.84		(6.38)	1.63	1.53

Total income (loss) from investment operations	2.99	3.73		(6.44)	1.49	1.40

Less distributions to shareholders:
From net realized gains	(0.14)	-		-	(1.38)	(1.14)
Tax return of capital	-	-		-	(0.00)†	-

Total distributions	(0.14)	-		-	(1.38)	(1.14)

Net asset value, end of year	$16.23	$13.38		$9.65	$16.09	$15.98

Total Return^,^^	22.39%	38.65%		(40.02% )	9.58%	8.91%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$91,525	$75,428		$60,323	$112,757	$114,136
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%	1.53%		1.52%	1.51%	1.51%
After expense waiver	1.52% ##	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(1.02% )	(1.05%	)	(0.42% )	(0.81% )	(0.80% )
Portfolio turnover rate	99%	91%		92%	70%	84%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$13.73	$9.88		$16.43	$16.29	$15.97

Income (loss) from investment operations:
Net investment income (loss)***	(0.11)	(0.09)		(0.02)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	3.23	3.94		(6.53)	1.67	1.55

Total income (loss) from investment operations	3.12	3.85		(6.55)	1.57	1.46

Less distributions to shareholders:
From net realized gains	(0.14)	-		-	(1.43)	(1.14)
Tax return of capital	-	-		-	(0.00)†	-

Total distributions	(0.14)	-		-	(1.43)	(1.14)

Net asset value, end of year	$16.71	$13.73		$9.88	$16.43	$16.29

Total Return^	22.77%	38.97%		(39.90% )	9.90%	9.15%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$61,655	$59,458		$60,124	$111,010	$92,914
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	1.28%		1.27%	1.26%	1.26%
After expense waiver	1.27% ##	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.78% )	(0.80%	)	(0.16% )	(0.55% )	(0.55% )
Portfolio turnover rate	99%	91%		92%	70%	84%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  268  –

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$13.94	$10.02		$16.64		$16.48	$16.11

Income (loss) from investment operations:
Net investment income (loss)***	(0.09)	(0.07)		(0.00	)†	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	3.29	3.99		(6.62)		1.68	1.58

Total income (loss) from investment operations	3.20	3.92		(6.62)		1.61	1.51

Less distributions to shareholders:
From net realized gains	(0.14)	-		-		(1.45)	(1.14)
Tax return of capital	-	-		-		(0.00)†	-

Total distributions	(0.14)	-		-		(1.45)	(1.14)

Net asset value, end of year	$17.00	$13.94		$10.02		$16.64	$16.48

Total Return^	23.00%	39.12%		(39.78%	)	9.99%	9.32%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$82,815	$86,922		$69,313		$121,462	$133,777
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	1.13%		1.12%		1.11%	1.11%
After expense waiver	1.12% ##	N/A		N/A		N/A	N/A
Net investment income (loss) to average daily net assets	(0.64% )	(0.65%	)	(0.03%	)	(0.41% )	(0.41% )
Portfolio turnover rate	99%	91%		92%		70%	84%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$14.13	$10.14		$16.82		$16.64	$16.24

Income (loss) from investment operations:
Net investment income (loss)***	(0.07)	(0.06)		0.01		(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	3.33	4.05		(6.69)		1.71	1.58

Total income (loss) from investment operations	3.26	3.99		(6.68)		1.66	1.54

Less distributions to shareholders:
From net realized gains	(0.14)	-		-		(1.48)	(1.14)
Tax return of capital	-	-		-		(0.00)†	-

Total distributions	(0.14)	-		-		(1.48)	(1.14)

Net asset value, end of year	$17.25	$14.13		$10.14		$16.82	$16.64

Total Return^	23.11%	39.35%		(39.71%	)	10.14%	9.49%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$575,724	$263,305		$178,508		$341,265	$284,413
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	0.99%		0.98%		0.97%	0.97%
After expense waiver	0.98% ##	N/A		N/A		N/A	N/A
Net investment income (loss) to average daily net assets	(0.45% )	(0.51%	)	0.10%		(0.26% )	(0.26% )
Portfolio turnover rate	99%	91%		92%		70%	84%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  269  –

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$13.04		$9.43		$15.78	$15.70	$15.51

Income (loss) from investment operations:
Net investment income (loss)***	(0.18)		(0.15)		(0.11)	(0.19)	(0.18)
Net realized and unrealized gain (loss) on investments	3.05		3.76		(6.24)	1.61	1.51

Total income (loss) from investment operations	2.87		3.61		(6.35)	1.42	1.33

Less distributions to shareholders:
From net realized gains	(0.14)		-		-	(1.34)	(1.14)
Tax return of capital	-		-		-	(0.00)†	-

Total distributions	(0.14)		-		-	(1.34)	(1.14)

Net asset value, end of year	$15.77		$13.04		$9.43	$15.78	$15.70

Total Return^,^^	22.05%		38.28%		(40.24% )	9.28%	8.51%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$466		$515		$317	$1,105	$990
Ratio of expenses to average daily net assets:
Before expense waiver	1.82%		1.83%		1.82%	1.81%	1.81%
After expense waiver	1.82%	##	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(1.33%	)	(1.36%	)	(0.82% )	(1.11% )	(1.11% )
Portfolio turnover rate	99%		91%		92%	70%	84%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$16.06

Income (loss) from investment operations:
Net investment income (loss)***	0.00	†
Net realized and unrealized gain (loss) on investments	1.34

Total income (loss) from investment operations	1.34

Less distributions to shareholders:
From net realized gains	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$17.26

Total Return^	8.38%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*
After expense waiver	0.89%	*#
Net investment income (loss) to average daily net assets	0.11%	*
Portfolio turnover rate	99%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  270  –

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND

	Class A
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.21		$5.51		$9.78	$10.40	$9.69

Income (loss) from investment operations:
Net investment income (loss)***	(0.08)		(0.04)		(0.07)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	2.45		1.74		(4.14)	0.52	1.54

Total income (loss) from investment operations	2.37		1.70		(4.21)	0.41	1.42

Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.03)	(0.71)

Total distributions	-		-		(0.06)	(1.03)	(0.71)

Net asset value, end of year	$9.58		$7.21		$5.51	$9.78	$10.40

Total Return^,^^	32.87%		30.85%		(43.26% )	4.09%	14.95%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$13,123		$13,340		$13,367	$49,662	$69,380
Ratio of expenses to average daily net assets	1.57%		1.61%		1.56%	1.53%	1.55%
Net investment income (loss) to average daily net assets	(1.08%	)	(0.69%	)	(0.91% )	(1.04% )	(1.15% )
Portfolio turnover rate	98%		120%		129%	82%	102%

	Class L
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.38		$5.63		$9.96	$10.57	$9.81

Income (loss) from investment operations:
Net investment income (loss)***	(0.06)		(0.03)		(0.05)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	2.51		1.78		(4.22)	0.54	1.56

Total income (loss) from investment operations	2.45		1.75		(4.27)	0.45	1.47

Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.06)	(0.71)

Total distributions	-		-		(0.06)	(1.06)	(0.71)

Net asset value, end of year	$9.83		$7.38		$5.63	$9.96	$10.57

Total Return^	33.20%		31.08%		(43.08% )	4.39%	15.28%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$17,323		$10,178		$8,625	$36,372	$31,256
Ratio of expenses to average daily net assets	1.32%		1.36%		1.31%	1.28%	1.30%
Net investment income (loss) to average daily net assets	(0.78%	)	(0.43%	)	(0.64% )	(0.78% )	(0.89% )
Portfolio turnover rate	98%		120%		129%	82%	102%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  271  –

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND

	Class Y
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.46		$5.68		$10.05	$10.65	$9.87

Income (loss) from investment operations:
Net investment income (loss)***	(0.06)		(0.04)		(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	2.56		1.82		(4.27)	0.54	1.57

Total income (loss) from investment operations	2.50		1.78		(4.31)	0.47	1.49

Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.07)	(0.71)

Total distributions	-		-		(0.06)	(1.07)	(0.71)

Net asset value, end of year	$9.96		$7.46		$5.68	$10.05	$10.65

Total Return^	33.51%		31.34%		(43.10% )	4.55%	15.39%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,659		$4,130		$10,027	$9,779	$20,226
Ratio of expenses to average daily net assets	1.17%		1.21%		1.16%	1.13%	1.15%
Net investment income (loss) to average daily net assets	(0.73%	)	(0.58%	)	(0.53% )	(0.65% )	(0.73% )
Portfolio turnover rate	98%		120%		129%	82%	102%

	Class S
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.49		$5.70		$10.07	$10.69	$9.90

Income (loss) from investment operations:
Net investment income (loss)***	(0.05)		(0.02)		(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.57		1.81		(4.27)	0.54	1.57

Total income (loss) from investment operations	2.52		1.79		(4.31)	0.47	1.50

Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(1.09)	(0.71)

Total distributions	-		-		(0.06)	(1.09)	(0.71)

Net asset value, end of year	$10.01		$7.49		$5.70	$10.07	$10.69

Total Return^	33.64%		31.40%		(43.07% )	4.60%	15.44%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$30,487		$21,869		$21,210	$49,168	$39,194
Ratio of expenses to average daily net assets	1.13%		1.17%		1.12%	1.09%	1.11%
Net investment income (loss) to average daily net assets	(0.60%	)	(0.25%	)	(0.48% )	(0.60% )	(0.70% )
Portfolio turnover rate	98%		120%		129%	82%	102%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  272  –

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$7.04		$5.40		$9.61	$10.20	$9.54

Income (loss) from investment operations:
Net investment income (loss)***	(0.10)		(0.06)		(0.09)	(0.14)	(0.15)
Net realized and unrealized gain (loss) on investments	2.39		1.70		(4.06)	0.51	1.52

Total income (loss) from investment operations	2.29		1.64		(4.15)	0.37	1.37

Less distributions to shareholders:
From net realized gains	-		-		(0.06)	(0.96)	(0.71)

Total distributions	-		-		(0.06)	(0.96)	(0.71)

Net asset value, end of year	$9.33		$7.04		$5.40	$9.61	$10.20

Total Return^,^^	32.53%		30.37%		(43.46% )	3.85%	14.66%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$249		$159		$154	$391	$786
Ratio of expenses to average daily net assets	1.87%		1.91%		1.86%	1.83%	1.85%
Net investment income (loss) to average daily net assets	(1.33%	)	(0.98%	)	(1.21% )	(1.34% )	(1.44% )
Portfolio turnover rate	98%		120%		129%	82%	102%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  273  –

MASSMUTUAL SELECT DIVERSIFIED INTERNATIONAL FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.91	$4.95		$10.48		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.11		0.24		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	0.25	1.85		(5.77)		0.70	0.07

Total income (loss) from investment operations	0.33	1.96		(5.53)		0.84	0.07

Less distributions to shareholders:
From net investment income	(0.19)	-		-		(0.21)	(0.01)
From net realized gains	-	-		-		(0.21)	-

Total distributions	(0.19)	-		-		(0.42)	(0.01)

Net asset value, end of period	$7.05	$6.91		$4.95		$10.48	$10.06

Total Return^,^^	4.90%	39.60%		(52.77%	)	8.38%	0.68%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,296	$1,721		$40,897		$394	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%	1.60%		1.56%		1.59%	8.81%	*
After expense waiver	1.42% #	1.42%	#	1.42%	#	1.42% #	1.42%	*#
Net investment income (loss) to average daily net assets	1.17%	2.10%		3.00%		1.30%	0.97%	*
Portfolio turnover rate	65%	61%		34%		18%	0%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.93	$4.97		$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.09	0.11		0.23		0.20	0.01
Net realized and unrealized gain (loss) on investments	0.26	1.90		(5.76)		0.66	0.06

Total income (loss) from investment operations	0.35	2.01		(5.53)		0.86	0.07

Less distributions to shareholders:
From net investment income	(0.22)	(0.05)		-		(0.21)	(0.01)
From net realized gains	-	-		-		(0.21)	-

Total distributions	(0.22)	(0.05)		-		(0.42)	(0.01)

Net asset value, end of period	$7.06	$6.93		$4.97		$10.50	$10.06

Total Return^	5.06%	40.55%		(52.67%	)	8.66%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,000	$32,559		$23,604		$48,459	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	1.35%		1.31%		1.34%	8.56%	*
After expense waiver	1.17% #	1.17%	#	1.17%	#	1.17% #	1.17%	*#
Net investment income (loss) to average daily net assets	1.38%	1.98%		2.76%		1.88%	1.23%	*
Portfolio turnover rate	65%	61%		34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  274  –

MASSMUTUAL SELECT DIVERSIFIED INTERNATIONAL FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.93	$4.97	$10.49		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.11	0.12		0.15	0.01
Net realized and unrealized gain (loss) on investments	0.25	1.91	(5.64)		0.72	0.06

Total income (loss) from investment operations	0.35	2.02	(5.52)		0.87	0.07

Less distributions to shareholders:
From net investment income	(0.22)	(0.06)	-		(0.23)	(0.01)
From net realized gains	-	-	-		(0.21)	-

Total distributions	(0.22)	(0.06)	-		(0.44)	(0.01)

Net asset value, end of period	$7.06	$6.93	$4.97		$10.49	$10.06

Total Return^	5.15%	40.65%	(52.62%	)	8.73%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,467	$7,034	$5,478		$846	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	1.20%	1.16%		1.19%	8.41%	*
After expense waiver	1.09% #	1.09% #	1.09%	#	1.09% #	1.09%	*#
Net investment income (loss) to average daily net assets	1.46%	1.93%	1.83%		1.37%	1.32%	*
Portfolio turnover rate	65%	61%	34%		18%	0%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.94	$4.98	$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.11	0.25		0.21	0.01
Net realized and unrealized gain (loss) on investments	0.27	1.92	(5.77)		0.67	0.06

Total income (loss) from investment operations	0.37	2.03	(5.52)		0.88	0.07

Less distributions to shareholders:
From net investment income	(0.23)	(0.07)	-		(0.23)	(0.01)
From net realized gains	-	-	-		(0.21)	-

Total distributions	(0.23)	(0.07)	-		(0.44)	(0.01)

Net asset value, end of period	$7.08	$6.94	$4.98		$10.50	$10.06

Total Return^	5.39%	40.70%	(52.57%	)	8.86%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$102,970	$93,253	$60,987		$114,090	$11,404
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.10%	1.06%		1.09%	8.30%	*
After expense waiver	0.99% #	0.99% #	0.99%	#	0.99% #	0.99%	*#
Net investment income (loss) to average daily net assets	1.57%	2.00%	3.02%		1.94%	1.40%	*
Portfolio turnover rate	65%	61%	34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  275  –

MASSMUTUAL SELECT DIVERSIFIED INTERNATIONAL FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.89	$4.94	$10.50		$10.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.07	0.18		0.14	0.00	†
Net realized and unrealized gain (loss) on investments	0.24	1.90	(5.74)		0.66	0.07

Total income (loss) from investment operations	0.30	1.97	(5.56)		0.80	0.07

Less distributions to shareholders:
From net investment income	(0.18)	(0.02)	-		(0.15)	(0.01)
From net realized gains	-	-	-		(0.21)	-

Total distributions	(0.18)	(0.02)	-		(0.36)	(0.01)

Net asset value, end of period	$7.01	$6.89	$4.94		$10.50	$10.06

Total Return^,^^	4.41%	39.98%	(52.95%	)	8.03%	0.67%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$70	$70	$50		$105	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.91%	1.90%	1.86%		1.89%	9.11%	*
After expense waiver	1.72% #	1.72% #	1.72%	#	1.72% #	1.72%	*#
Net investment income (loss) to average daily net assets	0.86%	1.28%	2.23%		1.28%	0.67%	*
Portfolio turnover rate	65%	61%	34%		18%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 14, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  276  –

MASSMUTUAL SELECT OVERSEAS FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.61	$4.68		$11.33	$12.80	$10.95

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.05		0.15	0.17	0.21
Net realized and unrealized gain (loss) on investments	0.65	1.88		(4.52)	0.31	2.78

Total income (loss) from investment operations	0.70	1.93		(4.37)	0.48	2.99

Less distributions to shareholders:
From net investment income	(0.08)	-		(0.53)	(0.05)	(0.19)
From net realized gains	-	-		(0.34)	(1.90)	(0.95)
Tax return of capital	-	-		(1.41)	-	-

Total distributions	(0.08)	-		(2.28)	(1.95)	(1.14)

Net asset value, end of year	$7.23	$6.61		$4.68	$11.33	$12.80

Total Return^,^^	10.75%	41.24%		(39.25% )	3.71%	27.38%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$59,596	$63,979		$48,153	$261,364	$299,546
Ratio of expenses to average daily net assets:
Before expense waiver	1.63%	1.62%		1.60%	1.60%	1.61%
After expense waiver	1.51% #	1.52%	#	1.50% #	1.50% #	1.53% #
Net investment income (loss) to average daily net assets	0.81%	1.03%		1.57%	1.27%	1.66%
Portfolio turnover rate	40%	61%		63%	44%	36%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.66	$4.70		$11.42	$12.88	$11.00

Income (loss) from investment operations:
Net investment income (loss)***	0.07	0.07		0.21	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.64	1.89		(4.61)	0.33	2.80

Total income (loss) from investment operations	0.71	1.96		(4.40)	0.53	3.04

Less distributions to shareholders:
From net investment income	(0.09)	-		(0.55)	(0.09)	(0.21)
From net realized gains	-	-		(0.34)	(1.90)	(0.95)
Tax return of capital	-	-		(1.43)	-	-

Total distributions	(0.09)	-		(2.32)	(1.99)	(1.16)

Net asset value, end of year	$7.28	$6.66		$4.70	$11.42	$12.88

Total Return^	10.95%	41.70%		(39.21% )	4.05%	27.66%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$149,245	$151,443		$149,950	$328,071	$283,387
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	1.37%		1.35%	1.35%	1.36%
After expense waiver	1.26% #	1.27%	#	1.25% #	1.25% #	1.28% #
Net investment income (loss) to average daily net assets	1.04%	1.41%		2.22%	1.47%	1.90%
Portfolio turnover rate	40%	61%		63%	44%	36%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  277  –

MASSMUTUAL SELECT OVERSEAS FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.69	$4.72	$11.45	$12.91	$11.03

Income (loss) from investment operations:
Net investment income (loss)***	0.07	0.07	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.65	1.90	(4.63)	0.30	2.81

Total income (loss) from investment operations	0.72	1.97	(4.41)	0.54	3.05

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.54)	(0.10)	(0.22)
From net realized gains	-	-	(0.34)	(1.90)	(0.95)
Tax return of capital	-	-	(1.44)	-	-

Total distributions	(0.10)	-	(2.32)	(2.00)	(1.17)

Net asset value, end of year	$7.31	$6.69	$4.72	$11.45	$12.91

Total Return^	10.97%	41.74%	(39.15% )	4.14%	27.67%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$83,409	$97,912	$68,982	$163,726	$248,042
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%	1.22%	1.20%	1.20%	1.21%
After expense waiver	1.21% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.10%	1.28%	2.33%	1.76%	1.95%
Portfolio turnover rate	40%	61%	63%	44%	36%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.72	$4.74	$11.48	$12.94	$11.05

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.08	0.22	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.64	1.90	(4.63)	0.35	2.81

Total income (loss) from investment operations	0.72	1.98	(4.41)	0.55	3.07

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.55)	(0.11)	(0.23)
From net realized gains	-	-	(0.34)	(1.90)	(0.95)
Tax return of capital	-	-	(1.44)	-	-

Total distributions	(0.10)	-	(2.33)	(2.01)	(1.18)

Net asset value, end of year	$7.34	$6.72	$4.74	$11.48	$12.94

Total Return^	10.97%	41.77%	(39.09% )	4.21%	27.77%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$276,053	$257,075	$206,904	$505,917	$458,067
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	1.17%	1.15%	1.15%	1.16%
After expense waiver	1.16% #	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	1.15%	1.40%	2.33%	1.50%	2.05%
Portfolio turnover rate	40%	61%	63%	44%	36%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  278  –

MASSMUTUAL SELECT OVERSEAS FUND

	Class N
	Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$6.48		$4.60		$11.19	$12.67	$10.86

Income (loss) from investment operations:
Net investment income (loss)***	0.02		0.04		0.15	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.65		1.84		(4.49)	0.33	2.74

Total income (loss) from investment operations	0.67		1.88		(4.34)	0.45	2.91

Less distributions to shareholders:
From net investment income	-		-		(0.52)	(0.03)	(0.15)
From net realized gains	-		-		(0.34)	(1.90)	(0.95)
Tax return of capital	-		-		(1.39)	-	-

Total distributions	-		-		(2.25)	(1.93)	(1.10)

Net asset value, end of year	$7.15		$6.48		$4.60	$11.19	$12.67

Total Return^,^^	10.34%		40.87%		(39.45% )	3.47%	26.91%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$238		$963		$892	$3,122	$2,462
Ratio of expenses to average daily net assets:
Before expense waiver	1.92%		1.92%		1.90%	1.90%	1.91%
After expense waiver	1.81%	#	1.82%	#	1.80% #	1.80% #	1.83% #
Net investment income (loss) to average daily net assets	0.37%		0.79%		1.58%	0.91%	1.40%
Portfolio turnover rate	40%		61%		63%	44%	36%

	Class Z
	Period Ended 12/31/10+
Net asset value, beginning of period	$7.13

Income (loss) from investment operations:
Net investment income (loss)***	(0.00	)†
Net realized and unrealized gain (loss) on investments	0.21

Total income (loss) from investment operations	0.21

Net asset value, end of period	$7.34

Total Return^	2.95%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$103
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*
After expense waiver	0.95%	*#
Net investment income (loss) to average daily net assets	(0.04%	)
Portfolio turnover rate	40%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

–  279  –

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.15	$7.65	$9.95	$10.23	$10.18

Income (loss) from investment operations:
Net investment income (loss)***	0.19	0.16	0.39	0.34	0.33
Net realized and unrealized gain (loss) on investments	0.68	1.34	(2.01)	0.18	0.20

Total income (loss) from investment operations	0.87	1.50	(1.62)	0.52	0.53

Less distributions to shareholders:
From net investment income	(0.23)	-	(0.40)	(0.41)	(0.33)
From net realized gains	-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-	-	(0.06)	-	-

Total distributions	(0.23)	-	(0.68)	(0.80)	(0.48)

Net asset value, end of year	$9.79	$9.15	$7.65	$9.95	$10.23

Total Return^,^^	9.67%	19.61%	(16.46% )	5.10%	5.14%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$35,125	$34,104	$43,223	$52,667	$51,843
Ratio of expenses to average daily net assets	0.52%	0.52%	0.49%	0.48%	0.47%
Net investment income (loss) to average daily net assets	1.99%	1.94%	4.27%	3.24%	3.22%
Portfolio turnover rate	32%	36%	35%	42%	27%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.22	$7.69	$9.99	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss)***	0.21	0.17	0.34	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.69	1.36	(1.95)	0.19	0.23

Total income (loss) from investment operations	0.90	1.53	(1.61)	0.55	0.55

Less distributions to shareholders:
From net investment income	(0.25)	-	(0.41)	(0.44)	(0.35)
From net realized gains	-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-	-	(0.06)	-	-

Total distributions	(0.25)	-	(0.69)	(0.83)	(0.50)

Net asset value, end of year	$9.87	$9.22	$7.69	$9.99	$10.27

Total Return^	9.98%	19.90%	(16.29% )	5.43%	5.34%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$37,663	$38,375	$55,874	$88,901	$94,347
Ratio of expenses to average daily net assets	0.27%	0.27%	0.24%	0.23%	0.22%
Net investment income (loss) to average daily net assets	2.21%	2.05%	3.61%	3.45%	3.13%
Portfolio turnover rate	32%	36%	35%	42%	27%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  280  –

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.23	$7.68	$9.99	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss)***	0.24	0.16	0.37	0.31	0.38
Net realized and unrealized gain (loss) on investments	0.67	1.39	(1.97)	0.25	0.18

Total income (loss) from investment operations	0.91	1.55	(1.60)	0.56	0.56

Less distributions to shareholders:
From net investment income	(0.26)	-	(0.42)	(0.45)	(0.36)
From net realized gains	-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-	-	(0.07)	-	-

Total distributions	(0.26)	-	(0.71)	(0.84)	(0.51)

Net asset value, end of year	$9.88	$9.23	$7.68	$9.99	$10.27

Total Return^	10.09%	20.18%	(16.20% )	5.47%	5.45%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$19,112	$18,370	$58,457	$94,210	$125,831
Ratio of expenses to average daily net assets	0.17%	0.17%	0.14%	0.14%	0.12%
Net investment income (loss) to average daily net assets	2.51%	1.98%	3.94%	2.92%	3.62%
Portfolio turnover rate	32%	36%	35%	42%	27%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.22	$7.68	$9.98	$10.27	$10.22

Income (loss) from investment operations:
Net investment income (loss)***	0.18	0.18	0.36	0.40	0.35
Net realized and unrealized gain (loss) on investments	0.73	1.36	(1.95)	0.16	0.21

Total income (loss) from investment operations	0.91	1.54	(1.59)	0.56	0.56

Less distributions to shareholders:
From net investment income	(0.27)	-	(0.42)	(0.46)	(0.36)
From net realized gains	-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-	-	(0.07)	-	-

Total distributions	(0.27)	-	(0.71)	(0.85)	(0.51)

Net asset value, end of year	$9.86	$9.22	$7.68	$9.98	$10.27

Total Return^	10.04%	20.05%	(16.17% )	5.55%	5.47%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$13,462	$14,963	$16,279	$10,579	$8,773
Ratio of expenses to average daily net assets	0.15%	0.15%	0.12%	0.11%	0.10%
Net investment income (loss) to average daily net assets	1.92%	2.17%	3.86%	3.79%	3.41%
Portfolio turnover rate	32%	36%	35%	42%	27%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  281  –

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.16	$7.68	$9.98	$10.26	$10.21

Income (loss) from investment operations:
Net investment income (loss)***	0.16	0.16	0.32	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.69	1.32	(1.98)	0.18	0.20

Total income (loss) from investment operations	0.85	1.48	(1.66)	0.49	0.50

Less distributions to shareholders:
From net investment income	(0.21)	-	(0.36)	(0.38)	(0.30)
From net realized gains	-	-	(0.22)	(0.39)	(0.15)
Tax return of capital	-	-	(0.06)	-	-

Total distributions	(0.21)	-	(0.64)	(0.77)	(0.45)

Net asset value, end of year	$9.80	$9.16	$7.68	$9.98	$10.26

Total Return^,^^	9.40%	19.27%	(16.76% )	4.78%	4.83%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$104	$105	$89	$124	$121
Ratio of expenses to average daily net assets	0.82%	0.82%	0.79%	0.78%	0.77%
Net investment income (loss) to average daily net assets	1.66%	1.98%	3.42%	3.01%	2.95%
Portfolio turnover rate	32%	36%	35%	42%	27%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  282  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.18	$7.37	$10.64	$10.77	$10.57

Income (loss) from investment operations:
Net investment income (loss)***	0.15	0.12	0.23	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.88	1.69	(2.86)	0.27	0.34

Total income (loss) from investment operations	1.03	1.81	(2.63)	0.58	0.67

Less distributions to shareholders:
From net investment income	(0.19)	-	(0.30)	(0.38)	(0.31)
From net realized gains	-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-	-	(0.10)	-	-

Total distributions	(0.19)	-	(0.64)	(0.71)	(0.47)

Net asset value, end of year	$10.02	$9.18	$7.37	$10.64	$10.77

Total Return^,^^	11.45%	24.56%	(25.05% )	5.51%	6.39%

Ratios / Supplemental Data:
Net assets, end of year (000’s)	$32,254	$35,657	$38,451	$72,786	$54,312
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54%	0.52%	0.51%	0.52%
After expense waiver	N/A	N/A	N/A	0.51% ##	0.50% #
Net investment income (loss) to average daily net assets	1.57%	1.55%	2.40%	2.77%	3.10%
Portfolio turnover rate	38%	39%	35%	43%	34%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.24	$7.39	$10.69	$10.82	$10.60

Income (loss) from investment operations:
Net investment income (loss)***	0.18	0.11	0.26	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.88	1.74	(2.89)	0.27	0.35

Total income (loss) from investment operations	1.06	1.85	(2.63)	0.61	0.71

Less distributions to shareholders:
From net investment income	(0.21)	-	(0.32)	(0.41)	(0.33)
From net realized gains	-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-	-	(0.11)	-	-

Total distributions	(0.21)	-	(0.67)	(0.74)	(0.49)

Net asset value, end of year	$10.09	$9.24	$7.39	$10.69	$10.82

Total Return^	11.74%	25.03%	(24.95% )	5.82%	6.69%

Ratios / Supplemental Data:
Net assets, end of year (000’s)	$13,103	$13,710	$35,333	$59,582	$47,387
Ratio of expenses to average daily net assets:
Before expense waiver	0.29%	0.29%	0.27%	0.26%	0.27%
After expense waiver	N/A	N/A	N/A	0.26% ##	0.25% #
Net investment income (loss) to average daily net assets	1.84%	1.39%	2.68%	3.02%	3.35%
Portfolio turnover rate	38%	39%	35%	43%	34%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  283  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.25	$7.39	$10.69	$10.82	$10.61

Income (loss) from investment operations:
Net investment income (loss)***	0.20	0.13	0.27	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.88	1.73	(2.89)	0.26	0.32

Total income (loss) from investment operations	1.08	1.86	(2.62)	0.62	0.71

Less distributions to shareholders:
From net investment income	(0.23)	-	(0.33)	(0.42)	(0.34)
From net realized gains	-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-	-	(0.11)	-	-

Total distributions	(0.23)	-	(0.68)	(0.75)	(0.50)

Net asset value, end of year	$10.10	$9.25	$7.39	$10.69	$10.82

Total Return^	11.89%	25.17%	(24.84% )	5.84%	6.77%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$27,844	$27,126	$39,901	$79,314	$57,929
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%	0.19%	0.17%	0.16%	0.17%
After expense waiver	N/A	N/A	N/A	0.16% ##	0.15% #
Net investment income (loss) to average daily net assets	2.14%	1.69%	2.78%	3.23%	3.62%
Portfolio turnover rate	38%	39%	35%	43%	34%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.26	$7.40	$10.70	$10.83	$10.61

Income (loss) from investment operations:
Net investment income (loss)***	0.14	0.17	0.29	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.94	1.69	(2.90)	0.21	0.33

Total income (loss) from investment operations	1.08	1.86	(2.61)	0.63	0.73

Less distributions to shareholders:
From net investment income	(0.23)	-	(0.34)	(0.43)	(0.35)
From net realized gains	-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-	-	(0.11)	-	-

Total distributions	(0.23)	-	(0.69)	(0.76)	(0.51)

Net asset value, end of year	$10.11	$9.26	$7.40	$10.70	$10.83

Total Return^	11.95%	25.14%	(24.75% )	5.92%	6.90%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33,281	$43,844	$32,208	$38,230	$17,935
Ratio of expenses to average daily net assets:
Before expense waiver	0.14%	0.14%	0.12%	0.11%	0.12%
After expense waiver	N/A	N/A	N/A	0.11% ##	0.10% #
Net investment income (loss) to average daily net assets	1.52%	2.07%	2.98%	3.73%	3.66%
Portfolio turnover rate	38%	39%	35%	43%	34%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  284  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$9.18	$7.38	$10.64	$10.80	$10.60

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.10	0.20	0.43	0.32
Net realized and unrealized gain (loss) on investments	0.88	1.70	(2.85)	0.12	0.32

Total income (loss) from investment operations	1.00	1.80	(2.65)	0.55	0.64

Less distributions to shareholders:
From net investment income	(0.16)	-	(0.28)	(0.38)	(0.28)
From net realized gains	-	-	(0.24)	(0.33)	(0.16)
Tax return of capital	-	-	(0.09)	-	-

Total distributions	(0.16)	-	(0.61)	(0.71)	(0.44)

Net asset value, end of year	$10.02	$9.18	$7.38	$10.64	$10.80

Total Return^,^^	11.03%	24.39%	(25.30% )	5.14%	6.14%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$513	$553	$499	$859	$249
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	0.84%	0.82%	0.81%	0.82%
After expense waiver	N/A	N/A	N/A	0.81% ##	0.80% #
Net investment income (loss) to average daily net assets	1.29%	1.29%	2.07%	3.89%	3.00%
Portfolio turnover rate	38%	39%	35%	43%	34%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  285  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2015 FUND

	Class A		Class L		Class Y		Class S
	Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.31		0.19		0.19		0.20
Net realized and unrealized gain (loss) on investments	0.61		0.75		0.76		0.75

Total income (loss) from investment operations	0.92		0.94		0.95		0.95

Less distribution to shareholders:
From net investment income	(0.20)		(0.20)		(0.21)		(0.21)
From net realized gains	(0.01)		(0.01)		(0.01)		(0.01)

Total distributions	(0.21)		(0.21)		(0.22)		(0.22)

Net asset value, end of period	$10.71		$10.73		$10.73		$10.73

Total Return^	9.17%	^^,**	9.43%	**	9.52%	**	9.54%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$302		$111		$143		$767
Ratio of expenses to average daily net assets:
Before expense waiver	5.22%	*	4.97%	*	4.87%	*	4.82%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	4.01%	*	2.47%	*	2.53%	*	2.60%	*
Portfolio turnover rate	12%	**	12%	**	12%	**	12%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  286  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.67	$6.65	$10.77	$11.20	$10.91

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.07	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments	1.05	1.95	(3.60)	0.37	0.57

Total income (loss) from investment operations	1.16	2.02	(3.43)	0.56	0.83

Less distributions to shareholders:
From net investment income	(0.13)	-	(0.21)	(0.31)	(0.25)
From net realized gains	-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-	-	(0.12)	-	-

Total distributions	(0.13)	-	(0.69)	(0.99)	(0.54)

Net asset value, end of year	$9.70	$8.67	$6.65	$10.77	$11.20

Total Return^,^^	13.61%	30.38%	(32.66% )	5.14%	7.72%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$94,230	$94,170	$88,113	$173,715	$144,228
Ratio of expenses to average daily net assets	0.51%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss) to average daily net assets	1.25%	0.96%	1.80%	1.63%	2.32%
Portfolio turnover rate	32%	30%	32%	49%	32%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.74	$6.68	$10.83	$11.25	$10.96

Income (loss) from investment operations:
Net investment income (loss)***	0.13	0.08	0.19	0.20	0.25
Net realized and unrealized gain (loss) on investments	1.06	1.98	(3.62)	0.40	0.60

Total income (loss) from investment operations	1.19	2.06	(3.43)	0.60	0.85

Less distributions to shareholders:
From net investment income	(0.15)	-	(0.24)	(0.34)	(0.27)
From net realized gains	-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-	-	(0.12)	-	-

Total distributions	(0.15)	-	(0.72)	(1.02)	(0.56)

Net asset value, end of year	$9.78	$8.74	$6.68	$10.83	$11.25

Total Return^	13.86%	30.84%	(32.52% )	5.43%	7.87%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$109,419	$114,640	$137,142	$266,837	$273,584
Ratio of expenses to average daily net assets	0.26%	0.26%	0.25%	0.25%	0.24%
Net investment income (loss) to average daily net assets	1.46%	1.09%	2.00%	1.71%	2.19%
Portfolio turnover rate	32%	30%	32%	49%	32%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  287  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.73	$6.67	$10.82	$11.25	$10.95

Income (loss) from investment operations:
Net investment income (loss)***	0.15	0.09	0.21	0.23	0.30
Net realized and unrealized gain (loss) on investments	1.05	1.97	(3.63)	0.37	0.58

Total income (loss) from investment operations	1.20	2.06	(3.42)	0.60	0.88

Less distributions to shareholders:
From net investment income	(0.16)	-	(0.24)	(0.35)	(0.29)
From net realized gains	-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-	-	(0.13)	-	-

Total distributions	(0.16)	-	(0.73)	(1.03)	(0.58)

Net asset value, end of year	$9.77	$8.73	$6.67	$10.82	$11.25

Total Return^	14.01%	30.88%	(32.43% )	5.45%	8.08%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$67,560	$63,845	$77,838	$135,650	$105,565
Ratio of expenses to average daily net assets	0.16%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss) to average daily net assets	1.72%	1.18%	2.27%	2.01%	2.66%
Portfolio turnover rate	32%	30%	32%	49%	32%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.74	$6.68	$10.84	$11.26	$10.96

Income (loss) from investment operations:
Net investment income (loss)***	0.14	0.11	0.21	0.25	0.30
Net realized and unrealized gain (loss) on investments	1.07	1.95	(3.64)	0.36	0.58

Total income (loss) from investment operations	1.21	2.06	(3.43)	0.61	0.88

Less distributions to shareholders:
From net investment income	(0.16)	-	(0.24)	(0.35)	(0.29)
From net realized gains	-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-	-	(0.13)	-	-

Total distributions	(0.16)	-	(0.73)	(1.03)	(0.58)

Net asset value, end of year	$9.79	$8.74	$6.68	$10.84	$11.26

Total Return^	14.18%	30.84%	(32.42% )	5.59%	8.12%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$104,532	$100,371	$65,951	$95,204	$66,802
Ratio of expenses to average daily net assets	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income (loss) to average daily net assets	1.56%	1.49%	2.28%	2.20%	2.69%
Portfolio turnover rate	32%	30%	32%	49%	32%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  288  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.64	$6.65	$10.78	$11.22	$10.94

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.04	0.19	0.19	0.21
Net realized and unrealized gain (loss) on investments	1.05	1.95	(3.64)	0.34	0.58

Total income (loss) from investment operations	1.13	1.99	(3.45)	0.53	0.79

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.21)	(0.29)	(0.22)
From net realized gains	-	-	(0.36)	(0.68)	(0.29)
Tax return of capital	-	-	(0.11)	-	-

Total distributions	(0.10)	-	(0.68)	(0.97)	(0.51)

Net asset value, end of year	$9.67	$8.64	$6.65	$10.78	$11.22

Total Return^,^^	13.31%	29.92%	(32.85% )	4.86%	7.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$586	$554	$426	$510	$309
Ratio of expenses to average daily net assets	0.81%	0.82%	0.80%	0.80%	0.80%
Net investment income (loss) to average daily net assets	0.94%	0.57%	2.11%	1.69%	1.93%
Portfolio turnover rate	32%	30%	32%	49%	32%

***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  289  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2025 FUND

	Class A		Class L		Class Y		Class S
	Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.24		0.15		0.16		0.16
Net realized and unrealized gain (loss) on investments	0.76		0.86		0.86		0.86

Total income (loss) from investment operations	1.00		1.01		1.02		1.02

Less distributions to shareholders:
From net investment income	(0.16)		(0.16)		(0.17)		(0.17)

Total distributions	(0.16)		(0.16)		(0.17)		(0.17)

Net asset value, end of period	$10.84		$10.85		$10.85		$10.85

Total Return^	9.98%	^^,**	10.13%	**	10.21%	**	10.25%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$249		$110		$110		$772
Ratio of expenses to average daily net assets:
Before expense waiver	5.44%	*	5.19%	*	5.09%	*	5.04%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	3.10%	*	1.98%	*	2.09%	*	2.13%	*
Portfolio turnover rate	11%	**	11%	**	11%	**	11%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  290  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.58	$6.46	$11.49	$12.05	$11.50

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.04	0.12	0.12	0.15
Net realized and unrealized gain (loss) on investments	1.16	2.08	(4.35)	0.57	0.95

Total income (loss) from investment operations	1.24	2.12	(4.23)	0.69	1.10

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.15)	(0.26)	(0.18)
From net realized gains	-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-	-	(0.12)	-	-

Total distributions	(0.10)	-	(0.80)	(1.25)	(0.55)

Net asset value, end of year	$9.72	$8.58	$6.46	$11.49	$12.05

Total Return^,^^	14.62%	32.82%	(38.13% )	5.76%	9.70%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$73,970	$71,661	$71,231	$142,956	$112,499
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	0.52%	0.50%	0.50%	0.50%
After expense waiver	N/A	N/A	N/A	0.50% ##	N/A
Net investment income (loss) to average daily net assets	0.95%	0.50%	1.22%	0.96%	1.31%
Portfolio turnover rate	29%	34%	31%	52%	34%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.66	$6.50	$11.56	$12.11	$11.55

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.05	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments	1.17	2.11	(4.37)	0.59	0.98

Total income (loss) from investment operations	1.27	2.16	(4.23)	0.72	1.13

Less distributions to shareholders:
From net investment income	(0.12)	-	(0.17)	(0.28)	(0.20)
From net realized gains	-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-	-	(0.13)	-	-

Total distributions	(0.12)	-	(0.83)	(1.27)	(0.57)

Net asset value, end of year	$9.81	$8.66	$6.50	$11.56	$12.11

Total Return^	14.86%	33.23%	(37.94% )	6.01%	9.93%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$83,008	$91,974	$107,171	$217,725	$211,382
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	0.27%	0.26%	0.25%	0.25%
After expense waiver	N/A	N/A	N/A	0.25% ##	N/A
Net investment income (loss) to average daily net assets	1.14%	0.69%	1.44%	1.07%	1.28%
Portfolio turnover rate	29%	34%	31%	52%	34%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  291  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.65	$6.48	$11.55	$12.10	$11.54

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.06	0.16	0.16	0.22
Net realized and unrealized gain (loss) on investments	1.16	2.11	(4.39)	0.57	0.93

Total income (loss) from investment operations	1.28	2.17	(4.23)	0.73	1.15

Less distributions to shareholders:
From net investment income	(0.13)	-	(0.17)	(0.29)	(0.22)
From net realized gains	-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-	-	(0.14)	-	-

Total distributions	(0.13)	-	(0.84)	(1.28)	(0.59)

Net asset value, end of year	$9.80	$8.65	$6.48	$11.55	$12.10

Total Return^	15.03%	33.49%	(37.97% )	6.13%	10.05%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$56,940	$54,828	$54,289	$89,727	$68,388
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	0.17%	0.16%	0.15%	0.15%
After expense waiver	N/A	N/A	N/A	0.15% ##	N/A
Net investment income (loss) to average daily net assets	1.40%	0.84%	1.72%	1.27%	1.82%
Portfolio turnover rate	29%	34%	31%	52%	34%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.67	$6.49	$11.57	$12.11	$11.55

Income (loss) from investment operations:
Net investment income (loss)***	0.12	0.08	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	1.15	2.10	(4.40)	0.57	0.95

Total income (loss) from investment operations	1.27	2.18	(4.24)	0.75	1.15

Less distributions to shareholders:
From net investment income	(0.13)	-	(0.17)	(0.30)	(0.22)
From net realized gains	-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-	-	(0.14)	-	-

Total distributions	(0.13)	-	(0.84)	(1.29)	(0.59)

Net asset value, end of year	$9.81	$8.67	$6.49	$11.57	$12.11

Total Return^	14.95%	33.59%	(37.94% )	6.18%	10.17%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$86,541	$75,977	$41,482	$68,224	$42,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	0.12%	0.11%	0.10%	0.10%
After expense waiver	N/A	N/A	N/A	0.10% ##	N/A
Net investment income (loss) to average daily net assets	1.34%	1.09%	1.62%	1.46%	1.66%
Portfolio turnover rate	29%	34%	31%	52%	34%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  292  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.58	$6.47	$11.51	$12.07	$11.52

Income (loss) from investment operations:
Net investment income (loss)***	0.06	0.02	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.14	2.09	(4.37)	0.57	0.98

Total income (loss) from investment operations	1.20	2.11	(4.26)	0.66	1.07

Less distributions to shareholders:
From net investment income	(0.07)	-	(0.14)	(0.23)	(0.15)
From net realized gains	-	-	(0.53)	(0.99)	(0.37)
Tax return of capital	-	-	(0.11)	-	-

Total distributions	(0.07)	-	(0.78)	(1.22)	(0.52)

Net asset value, end of year	$9.71	$8.58	$6.47	$11.51	$12.07

Total Return^,^^	14.18%	32.61%	(38.35% )	5.51%	9.39%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$383	$387	$189	$324	$209
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	0.82%	0.81%	0.80%	0.80%
After expense waiver	N/A	N/A	N/A	0.80% ##	N/A
Net investment income (loss) to average daily net assets	0.65%	0.26%	1.14%	0.74%	0.78%
Portfolio turnover rate	29%	34%	31%	52%	34%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  293  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2035 FUND

	Class A		Class L		Class Y		Class S
	Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.13		0.13		0.14		0.14
Net realized and unrealized gain (loss) on investments	0.88		0.90		0.90		0.91

Total income (loss) from investment operations	1.01		1.03		1.04		1.05

Net asset value, end of year

Less distribution to shareholders:
From net investment income	(0.13)		(0.14)		(0.15)		(0.16)

Total distribution	(0.13)		(0.14)		(0.15)		(0.16)

Net asset value, end of period	$10.88		$10.89		$10.89		$10.89

Total Return^	10.10%	^^,**	10.35%	**	10.42%	**	10.46%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$146		$112		$111		$773
Ratio of expenses to average daily net assets:
Before expense waiver	5.51%	*	5.26%	*	5.16%	*	5.11%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	1.78%	*	1.78%	*	1.87%	*	1.92%	*
Portfolio turnover rate	10%	**	10%	**	10%	**	10%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  294  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.57	$6.41	$11.76	$12.39	$11.77

Income (loss) from investment operations:
Net investment income (loss)***	0.07	0.02	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments	1.19	2.14	(4.62)	0.64	1.24

Total income (loss) from investment operations	1.26	2.16	(4.51)	0.75	1.31

Less distributions to shareholders:
From net investment income	(0.08)	-	(0.14)	(0.26)	(0.13)
From net realized gains	-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-	-	(0.14)	-	-

Total distributions	(0.08)	-	(0.84)	(1.38)	(0.69)

Net asset value, end of year	$9.75	$8.57	$6.41	$11.76	$12.39

Total Return^,^^	14.86%	33.70%	(39.80% )	6.16%	11.26%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$44,328	$40,898	$35,855	$65,604	$46,934
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	0.52%	0.51%	0.50%	0.50%
After expense waiver	N/A	N/A	N/A	0.50% ##	N/A
Net investment income (loss) to average daily net assets	0.80%	0.35%	1.15%	0.88%	0.59%
Portfolio turnover rate	32%	34%	38%	50%	42%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.64	$6.45	$11.84	$12.45	$11.81

Income (loss) from investment operations:
Net investment income (loss)***	0.09	0.03	0.13	0.13	0.08
Net realized and unrealized gain (loss) on investments	1.20	2.16	(4.66)	0.67	1.27

Total income (loss) from investment operations	1.29	2.19	(4.53)	0.80	1.35

Less distributions to shareholders:
From net investment income	(0.09)	-	(0.15)	(0.29)	(0.15)
From net realized gains	-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-	-	(0.15)	-	-

Total distributions	(0.09)	-	(0.86)	(1.41)	(0.71)

Net asset value, end of year	$9.84	$8.64	$6.45	$11.84	$12.45

Total Return^	15.18%	33.95%	(39.68% )	6.49%	11.58%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$52,011	$56,485	$67,643	$142,858	$134,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.26%	0.27%	0.26%	0.25%	0.25%
After expense waiver	N/A	N/A	N/A	0.25% ##	N/A
Net investment income (loss) to average daily net assets	0.98%	0.50%	1.28%	0.97%	0.68%
Portfolio turnover rate	32%	34%	38%	50%	42%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  295  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.64	$6.45	$11.83	$12.44	$11.81

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.04	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	1.19	2.15	(4.66)	0.65	1.23

Total income (loss) from investment operations	1.30	2.19	(4.51)	0.81	1.35

Less distributions to shareholders:
From net investment income	(0.10)	-	(0.15)	(0.30)	(0.16)
From net realized gains	-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-	-	(0.16)	-	-

Total distributions	(0.10)	-	(0.87)	(1.42)	(0.72)

Net asset value, end of year	$9.84	$8.64	$6.45	$11.83	$12.44

Total Return^	15.33%	33.95%	(39.52% )	6.60%	11.60%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$25,886	$24,096	$30,695	$47,208	$31,379
Ratio of expenses to average daily net assets:
Before expense waiver	0.16%	0.17%	0.16%	0.15%	0.15%
After expense waiver	N/A	N/A	N/A	0.15% ##	N/A
Net investment income (loss) to average daily net assets	1.23%	0.56%	1.59%	1.27%	0.96%
Portfolio turnover rate	32%	34%	38%	50%	42%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.65	$6.45	$11.84	$12.45	$11.82

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.07	0.15	0.17	0.08
Net realized and unrealized gain (loss) on investments	1.20	2.13	(4.67)	0.64	1.28

Total income (loss) from investment operations	1.31	2.20	(4.52)	0.81	1.36

Less distributions to shareholders:
From net investment income	(0.11)	-	(0.15)	(0.30)	(0.17)
From net realized gains	-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-	-	(0.16)	-	-

Total distributions	(0.11)	-	(0.87)	(1.42)	(0.73)

Net asset value, end of year	$9.85	$8.65	$6.45	$11.84	$12.45

Total Return^	15.40%	34.11%	(39.54% )	6.63%	11.63%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$61,781	$50,292	$27,000	$44,098	$27,944
Ratio of expenses to average daily net assets:
Before expense waiver	0.11%	0.12%	0.11%	0.10%	0.10%
After expense waiver	N/A	N/A	N/A	0.10% ##	N/A
Net investment income (loss) to average daily net assets	1.25%	0.93%	1.55%	1.31%	0.67%
Portfolio turnover rate	32%	34%	38%	50%	42%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  296  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of year	$8.57	$6.44	$11.79	$12.41	$11.79

Income (loss) from investment operations:
Net investment income (loss)***	0.05	0.02	0.09	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.18	2.11	(4.63)	0.66	1.25

Total income (loss) from investment operations	1.23	2.13	(4.54)	0.72	1.27

Less distributions to shareholders:
From net investment income	(0.06)	-	(0.12)	(0.22)	(0.09)
From net realized gains	-	-	(0.56)	(1.12)	(0.56)
Tax return of capital	-	-	(0.13)	-	-

Total distributions	(0.06)	-	(0.81)	(1.34)	(0.65)

Net asset value, end of year	$9.74	$8.57	$6.44	$11.79	$12.41

Total Return^,^^	14.52%	33.07%	(39.91% )	5.90%	10.91%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$286	$257	$132	$226	$189
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	0.82%	0.81%	0.80%	0.80%
After expense waiver	N/A	N/A	N/A	0.80% ##	N/A
Net investment income (loss) to average daily net assets	0.55%	0.28%	0.97%	0.49%	0.18%
Portfolio turnover rate	32%	34%	38%	50%	42%

***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  297  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2045 FUND

	Class A		Class L		Class Y		Class S
	Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+		Period Ended 12/31/10+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.11		0.12		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.95		0.96		0.97		0.96

Total income (loss) from investment operations	1.06		1.08		1.09		1.09

Less distributions to shareholders:
From net investment income	(0.11)		(0.12)		(0.13)		(0.13)

Total distributions	(0.11)		(0.12)		(0.13)		(0.13)

Net asset value, end of period	$10.95		$10.96		$10.96		$10.96

Total Return^	10.58%	^^,**	10.82%	**	10.90%	**	10.94%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$139		$111		$111		$777
Ratio of expenses to average daily net assets:
Before expense waiver	5.55%	*	5.30%	*	5.20%	*	5.15%	*
After expense waiver	0.50%	*#	0.25%	*#	0.15%	*#	0.10%	*#
Net investment income (loss) to average daily net assets	1.51%	*	1.54%	*	1.64%	*	1.69%	*
Portfolio turnover rate	8%	**	8%	**	8%	**	8%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  298  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2050 FUND

	Class A
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69	$5.77	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.08	0.03	0.27	0.05
Net realized and unrealized gain (loss) on investments	1.09	1.95	(4.23)	(0.01)

Total income (loss) from investment operations	1.17	1.98	(3.96)	0.04

Less distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.18)	-
From net realized gains	(0.14)	-	-	-
Tax return of capital	-	-	(0.13)	-

Total distributions	(0.21)	(0.06)	(0.31)	-

Net asset value, end of period	$8.65	$7.69	$5.77	$10.04

Total Return^,^^	15.27%	34.39%	(39.53% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,879	$1,507	$614	$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.97%	1.03%	13.00%	*
After expense waiver	0.50% #	0.50% #	0.50% #	0.50%	*#
Net investment income (loss) to average daily net assets	1.04%	0.44%	3.55%	11.71%	*
Portfolio turnover rate	41%	51%	35%	0%

	Class L
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.05	0.20	0.05
Net realized and unrealized gain (loss) on investments	1.10	1.94	(4.15)	(0.01)

Total income (loss) from investment operations	1.20	1.99	(3.95)	0.04

Less distributions to shareholders:
From net investment income	(0.09)	(0.08)	(0.18)	-
From net realized gains	(0.14)	-	-	-
Tax return of capital	-	-	(0.13)	-

Total distributions	(0.23)	(0.08)	(0.31)	-

Net asset value, end of period	$8.66	$7.69	$5.78	$10.04

Total Return^	15.60%	34.44%	(39.36% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,857	$1,290	$419	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.72%	0.79%	12.75%	*
After expense waiver	0.25% #	0.25% #	0.25% #	0.25%	*#
Net investment income (loss) to average daily net assets	1.24%	0.77%	2.49%	11.96%	*
Portfolio turnover rate	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  299  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2050 FUND

	Class Y
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.11	0.05	0.27	0.05
Net realized and unrealized gain (loss) on investments	1.11	1.95	(4.21)	(0.01)

Total income (loss) from investment operations	1.22	2.00	(3.94)	0.04

Less distributions to shareholders:
From net investment income	(0.10)	(0.09)	(0.19)	-
From net realized gains	(0.14)	-	-	-
Tax return of capital	-	-	(0.13)	-

Total distributions	(0.24)	(0.09)	(0.32)	-

Net asset value, end of period	$8.67	$7.69	$5.78	$10.04

Total Return^	15.82%	34.53%	(39.31% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,816	$3,035	$1,477	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.35%	0.62%	0.67%	12.65%	*
After expense waiver	0.15% #	0.15% #	0.15% #	0.15%	*#
Net investment income (loss) to average daily net assets	1.35%	0.83%	3.61%	12.08%	*
Portfolio turnover rate	41%	51%	35%	0%

	Class S
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.69	$5.78	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.10	0.05	0.16	0.05
Net realized and unrealized gain (loss) on investments	1.12	1.95	(4.10)	(0.01)

Total income (loss) from investment operations	1.22	2.00	(3.94)	0.04

Less distributions to shareholders:
From net investment income	(0.10)	(0.09)	(0.18)	-
From net realized gains	(0.14)	-	-	-
Tax return of capital	-	-	(0.14)	-

Total distributions	(0.24)	(0.09)	(0.32)	-

Net asset value, end of period	$8.67	$7.69	$5.78	$10.04

Total Return^	15.86%	34.58%	(39.30% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$14,974	$11,442	$7,008	$9,640
Ratio of expenses to average daily net assets:
Before expense waiver	0.30%	0.57%	0.59%	12.61%	*
After expense waiver	0.10% #	0.10% #	0.10% #	0.10%	*#
Net investment income (loss) to average daily net assets	1.25%	0.84%	1.89%	12.12%	*
Portfolio turnover rate	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  300  –

MASSMUTUAL SELECT DESTINATION RETIREMENT 2050 FUND

	Class N
	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$7.71	$5.80	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)***	0.04	0.01	0.09	0.05
Net realized and unrealized gain (loss) on investments	1.11	1.94	(4.07)	(0.01)

Total income (loss) from investment operations	1.15	1.95	(3.98)	0.04

Less distributions to shareholders:
From net investment income	(0.04)	(0.04)	(0.15)	-
From net realized gains	(0.14)	-	-	-
Tax return of capital	-	-	(0.11)	-

Total distributions	(0.18)	(0.04)	(0.26)	-

Net asset value, end of period	$8.68	$7.71	$5.80	$10.04

Total Return^,^^	14.97%	33.68%	(39.70% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$93	$81	$61	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	1.27%	1.29%	13.30%	*
After expense waiver	0.80% #	0.80% #	0.80% #	0.80%	*#
Net investment income (loss) to average daily net assets	0.50%	0.10%	1.04%	11.42%	*
Portfolio turnover rate	41%	51%	35%	0%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

–  301  –

Performance for Similar Accounts

Similar account performance for some of the subadvisers is provided solely to illustrate that subadviser’s performance in managing portfolios with investment objectives, policies and investment strategies substantially similar to the Fund managed by the subadviser. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar account performance is not indicative of future rates of return. Prior performance of the subadvisers is no indication of future performance of the Funds. In addition, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

MassMutual Select PIMCO Total Return Fund

PIMCO Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by PIMCO for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

Highest Quarter:	3Q ’01,	6.19%	Lowest Quarter:	3Q ’08,	-	2.43%

PIMCO Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2010)

The table compares PIMCO’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
PIMCO Composite
Class S*	8.50%	7.48%	6.86%
Class Y*	8.37%	7.35%	6.73%
Class L*	8.28%	7.27%	6.65%
Class A*	3.04%	6.13%	6.02%
Class N*	6.85%	6.90%	6.28%

Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

* Performance shown is a composite of all portfolios managed by PIMCO with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate PIMCO’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund is subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of PIMCO is not indicative of future performance of the Fund.

–  302  –

MassMutual Select BlackRock Global Allocation Fund

Performance for a Similar Account managed by the Portfolio Managers

The bar chart illustrates the variability of returns achieved by the portfolio managers for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

Highest Quarter:	2Q ’09,	12.12%	Lowest Quarter:	3Q ’08,	-	12.16%

Average Annual Total Returns for a Similar Account managed by the Portfolio Managers*

(for the periods ended December 31, 2010)

The table compares investment results for an account managed by the portfolio managers with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (01/02/06)
BlackRock Mutual Fund
Class Y*	10.02%	7.64%
Class L*	9.86%	7.48%
Class A*	3.29%	5.95%

Financial Times Stock Exchange (FTSE) World Index (reflects no deduction for fees, expenses or taxes)	12.73%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%
Financial Times Stock Exchange (FTSE) World Index (ex-U.S.) Equities (reflects no deduction for fees, expenses or taxes)	10.91%	5.10%
Merrill Lynch Treasury Index GAO (reflects no deduction for fees, expenses or taxes)	6.76%	6.23%
Citigroup Non-USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.21%	7.59%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for BlackRock Advisors, LLC, an affiliate of BlackRock, with substantially similar investment objectives, policies and investment strategies as those of the Fund and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the BlackRock Global Allocation Fund (“BlackRock Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Stattman has been the BlackRock Fund’s senior portfolio manager since 2002. Mr. Chamby and Mr. Roldan have managed the BlackRock Fund since 2004 and 2006, respectively. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the Fund.

–  303  –

Index Descriptions

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index, and the Barclays Capital U.S. Securitized Bond Index. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Citigroup Non-USD World Government Bond Index is a widely recognized, unmanaged market capitalization-weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Balanced Index comprises the S&P 500, MSCI EAFE and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are 45%, 20% and 35%, respectively. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination Income Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are generally static but may be adjusted from time to time to reflect the Destination Retirement Income Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination 2010 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond and T-Bill Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2010 Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination 2020 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap) and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2020 Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination 2030 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap) and Barclays Capital U.S. Aggregate Bond Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2030 Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination 2040 Index comprises the MSCI EAFE and Dow Jones Wilshire 5000 (full cap) Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2040 Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Custom Destination 2050 Index comprises the MSCI EAFE and Dow Jones Wilshire 5000 (full cap) Indexes. The weightings of each index are adjusted from time to time (generally quarterly) to reflect the Destination Retirement 2050 Fund’s target asset allocation. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Dow Jones Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization-weighted security returns are used to adjust the index. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Financial Times Stock Exchange (FTSE) World Index is a broad-based capitalization-weighted index comprised of 2,200 equities from 24 countries in 12 regions, including the United States. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

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The Financial Times Stock Exchange (FTSE) World Index (ex-U.S.) Equities is an unmanaged capitalization-weighted index comprised of 1,630 companies in 28 countries, excluding the United States. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Merrill Lynch Treasury Index GAO is an unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. is an unmanaged index representative of stocks domiciled in global developed and emerging markets, excluding the United States. The Index does not reflect any deductions for fees or expenses and cannot be purchased directly by investors.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

The NASDAQ-100 Index is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (NASDAQ). The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

91-day Treasury Bills are unmanaged and do not reflect any deduction for fees, expenses or taxes. Treasury bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest.

The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with higher price-to-book ratios and higher forecasted growth rates than securities in the value universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell Midcap Value Index is a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies (representing mid-capitalization U.S. common stocks) with lower price-to-book ratios and lower forecasted growth rates than securities in the growth universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 1000 Index is a widely recognized, unmanaged index representing the performance of common stocks of larger capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and higher forecasted growth rates than securities in the value universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and lower forecasted growth rates than securities in the growth universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

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The Russell 2000 Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index companies (representing small-capitalization U.S. common stocks) with higher price-to-book ratios and higher forecasted growth rates than securities in the value universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The Russell 2000 Value Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index Companies (representing small-capitalization U.S. common stocks) with lower price-to-book ratios and lower forecasted growth rates than securities in the growth universe. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not reflect any deduction for fees, expenses or taxes and cannot be purchased directly by investors.

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MASSMUTUAL SELECT FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the SAI. You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Select Funds:  You may request information about the Funds free of charge (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Select Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/funds.

From the SEC:  You may review and copy information about the Funds (including the Annual/ Semiannual Reports and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.